UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1. Schedule of Investments.

ASPEN MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2015 (UNAUDITED)

	Principal Amount/ Shares	Value (Note 2)

GOVERNMENT BONDS (23.07%)
U.S. TREASURY NOTES (23.07%)
0.250%, 10/31/2015	$5,000,000	$5,003,905
0.250%, 11/30/2015	7,013,000	7,018,477
0.250%, 12/31/2015	9,029,000	9,035,347
0.375%, 01/31/2016	6,006,000	6,017,730
0.250%, 02/29/2016	6,019,000	6,021,823
0.375%, 03/31/2016	5,042,000	5,049,876
0.375%, 04/30/2016	5,019,000	5,026,840
0.375%, 05/31/2016	7,029,000	7,038,334
0.500%, 08/31/2016	5,042,000	5,054,998

TOTAL GOVERNMENT BONDS (Cost $55,165,141)		55,267,330

SHORT TERM INVESTMENTS (47.39%)
MONEY MARKET FUND (7.71%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.010%	18,480,337	18,480,337

U.S. TREASURY BILLS (39.68%)
0.099%, 02/05/2015(a)	10,000,000	9,999,889
0.032%, 03/05/2015(a)	10,000,000	9,999,716
0.048%, 04/02/2015(a)	10,500,000	10,499,916
0.055%, 04/30/2015(a)	10,300,000	10,299,753
0.066%, 05/28/2015(a)	10,500,000	10,499,496
0.059%, 06/25/2015(a)	10,500,000	10,498,960
0.066%, 07/23/2015(a)	6,750,000	6,748,238
0.090%, 08/20/2015(a)	5,750,000	5,748,413
0.063%, 09/17/2015(a)	4,000,000	3,997,984
0.088%, 10/15/2015(a)	7,500,000	7,495,215
0.151%, 11/12/2015(a)	5,000,000	4,995,875
0.193%, 12/10/2015(a)	4,300,000	4,295,076

		95,078,531

TOTAL SHORT TERM INVESTMENTS (Cost $113,548,490)		113,558,868

TOTAL INVESTMENTS (70.46%) (Cost $168,713,631)		$168,826,198

Other Assets In Excess Of Liabilities (29.54%)		70,788,381(b)

NET ASSETS (100.00%)		$239,614,579

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At January 31, 2015, the Fund had outstanding futures contracts:

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Appreciation

Commodity Contracts
Copper Future	Short	178	03/30/2015	$(11,100,525)	$1,334,409
Corn Future	Short	192	03/16/2015	(3,552,000)	119,365
Soybean Future	Short	149	03/16/2015	(7,159,450)	281,785
Sugar No. 11 (World) Future	Short	217	03/02/2015	(3,594,562)	89,055
WTI Crude Future	Short	238	02/23/2015	(11,481,120)	101,046

Equity Contracts
Euro STOXX 50® Index Future	Long	523	03/23/2015	19,792,160	359,041
Nikkei 225 Index Future	Long	153	03/13/2015	13,402,800	102,821

Fixed Income Contracts
Canadian 10 Year Bond Future	Long	391	03/23/2015	44,826,379	2,032,223
Euro-Bund Future	Long	253	03/09/2015	45,567,788	1,233,893
Long Gilt Future	Long	242	03/30/2015	45,150,831	1,575,915
U.S. 10 Year Treasury Note Future	Long	349	03/23/2015	45,675,375	1,072,089

Foreign Currency Contracts
Australian Dollar Currency Future	Short	533	03/17/2015	(41,371,460)	1,458,666
Canadian Dollar Currency Future	Short	619	03/18/2015	(48,783,390)	3,593,255
Euro FX Currency Future	Short	405	03/17/2015	(57,186,000)	4,832,069

				$30,186,826	$18,185,632

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation

Commodity Contracts
Gold 100 Oz Future	Long	57	04/29/2015	$7,291,440	$(46,367)
New York Harbor ULSD Future	Short	160	03/02/2015	(11,429,376)	(615,434)
Silver Future	Long	39	03/30/2015	3,355,560	(171,735)

Equity Contracts
FTSE® 100 Index Future	Long	196	03/23/2015	19,797,204	(152,968)
S&P 500® E-mini Future	Long	68	03/23/2015	6,760,560	(131,555)

Foreign Currency Contracts
Japanese Yen Currency Future	Short	156	03/17/2015	(16,602,300)	(62,388)
New Zealand Dollar Currency Future	Long	103	03/17/2015	7,460,290	(313,432)
Swiss Franc Currency Future	Short	53	03/17/2015	(7,239,800)	(202,841)

				$9,393,578	$(1,696,720)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

FX - Foreign

No. - Number

Oz - Ounce

S&P - Standard and Poor’s

ULSD - Ultra Low Sulfur Diesel

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2015, the Trust had 32 registered funds. This quarterly report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Managed Futures Strategy Fund offers Class A and Class I shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Basis of Consolidation for the Aspen Futures Fund, Ltd.

Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP. The following is a summary of significant accounting policies consistently followed by the Fund and subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2015:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Government Bonds	$–	$55,267,330	$–	$55,267,330
Short Term Investments	18,480,337	95,078,531	–	113,558,868

TOTAL	$18,480,337	$150,345,861	$–	$168,826,198

Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$1,925,660	$–	$–	$1,925,660
Equity Contracts	461,862	–	–	461,862
Fixed Income Contracts	5,914,120	–	–	5,914,120
Foreign Currency Contracts	9,883,990	–	–	9,883,990
Liabilities:
Futures Contracts
Commodity Contracts	(833,536)	–	–	(833,536)
Equity Contracts	(284,523)	–	–	(284,523)
Foreign Currency Contracts	(578,661)	–	–	(578,661)

TOTAL	$16,488,912	$–	$–	$16,488,912

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2015, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Fund uses derivatives (including futures) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

—	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

—

Fixed Income Risk: When the Fund invests in fixed-income securities or derivatives, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

—

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Fund. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

—

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Tax Basis of Investments: As of January 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments

Aspen Managed Futures Strategy Fund	$168,713,631	$10,663,775	$(10,551,208)	$112,567

THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (UNAUDITED)

	Shares	Value (Note 2)

COMMON STOCKS (71.98%)
CONSUMER DISCRETIONARY (20.29%)
Auto & Auto Parts (1.50%)
Gentex Corp.	93,600	$1,562,184

Consumer Products (5.55%)
Ethan Allen Interiors, Inc.	45,569	1,240,388
Garmin Ltd.	25,163	1,317,535
Ralph Lauren Corp.	9,431	1,573,940
Select Comfort Corp.(a)	55,436	1,654,210

		5,786,073

Leisure (2.73%)
Cheesecake Factory, Inc.	14,650	769,271
Royal Caribbean Cruises Ltd.	27,400	2,070,070

		2,839,341

Media (0.50%)
DreamWorks Animation SKG, Inc. - Class A(a)	27,962	522,050

Retail (9.35%)
Cabela’s, Inc.(a)	35,200	1,934,240
L Brands, Inc.	37,580	3,180,395
TJX Cos., Inc.	59,275	3,908,594
Urban Outfitters, Inc.(a)	20,500	714,630

		9,737,859

Textiles, Apparel & Luxury Goods (0.66%)
Tumi Holdings, Inc.(a)	30,325	687,468

TOTAL CONSUMER DISCRETIONARY		21,134,975

ENERGY (1.65%)
Energy Equipment & Services (0.63%)
Noble Corp. PLC	40,232	652,563

Oil & Gas (0.03%)
Paragon Offshore PLC	13,410	28,027

Oil & Gas Services (0.70%)
Core Laboratories NV	7,900	732,725

Oil, Gas & Consumable Fuels (0.29%)
Ultra Petroleum Corp.(a)	24,075	306,956

TOTAL ENERGY		1,720,271

FINANCIAL SERVICES (4.06%)
Banks (0.55%)
TCF Financial Corp.	38,725	569,258

	Shares	Value (Note 2)

FINANCIAL SERVICES (continued)
Consumer Finance & Credit Services (2.02%)
FactSet Research Systems, Inc.	14,644	$2,102,732

Investment Banking & Brokerage (1.49%)
E*Trade Financial Corp.(a)	30,196	696,018
Janus Capital Group, Inc.	49,175	862,529

		1,558,547

TOTAL FINANCIAL SERVICES		4,230,537

HEALTH CARE (8.20%)
Biotechnology (0.64%)
Myriad Genetics, Inc.(a)	17,925	670,753

Medical Equipment & Services (6.63%)
Edwards Lifesciences Corp.(a)	29,200	3,660,220
Intuitive Surgical, Inc.(a)	3,612	1,786,062
Varian Medical Systems, Inc.(a)	15,750	1,457,820

		6,904,102

Medical Specialties (0.93%)
Align Technology, Inc.(a)	18,300	970,815

TOTAL HEALTH CARE		8,545,670

PRODUCER DURABLES (11.90%)
Computers (0.55%)
IHS, Inc. - Class A(a)	5,000	575,650

Machinery (3.03%)
Middleby Corp.(a)	33,204	3,155,044

Machinery-Diversified (0.67%)
Graco, Inc.	9,725	692,809

Manufacturing & Production (1.57%)
Eaton Corp. PLC	25,864	1,631,760

Professional Services (1.22%)
Corporate Executive Board Co.	18,625	1,276,185

Scientific Instruments & Services (1.67%)
Brady Corp. - Class A	13,100	342,827
Trimble Navigation Ltd.(a)	58,475	1,394,044

		1,736,871

Software (0.57%)
Paychex, Inc.	13,225	598,564

Transportation & Freight (2.62%)
JetBlue Airways Corp.(a)	81,675	1,371,323
Landstar System, Inc.	21,225	1,360,098

		2,731,421

TOTAL PRODUCER DURABLES		12,398,304

	Shares	Value (Note 2)

TECHNOLOGY (25.88%)
Computers (1.61%)
Synaptics, Inc.(a)	12,900	$990,849
Teradata Corp.(a)	15,400	686,224

		1,677,073

Electronics (6.99%)
ARM Holdings PLC - Sponsored ADR	19,812	927,994
Microchip Technology, Inc.	20,900	942,590
Open Text Corp.	54,862	3,109,029
Plexus Corp.(a)	60,700	2,299,923

		7,279,536

Information Technology (12.70%)
Akamai Technologies, Inc.(a)	35,475	2,063,049
Autodesk, Inc.(a)	40,850	2,206,104
Dolby Laboratories, Inc. - Class A	15,625	606,250
Intuit, Inc.	38,275	3,323,036
Seagate Technology PLC	51,187	2,888,994
Yahoo!, Inc.(a)	48,700	2,142,313

		13,229,746

Semiconductors (0.78%)
Power Integrations, Inc.	15,800	814,964

Software (1.55%)
Qlik Technologies, Inc.(a)	32,000	908,800
RealPage, Inc.(a)	39,000	702,390

		1,611,190

Telecommunications (2.25%)
Aruba Networks, Inc.(a)	34,200	567,036
Plantronics, Inc.	28,700	1,315,321
ViaSat, Inc.(a)	8,244	463,478

		2,345,835

TOTAL TECHNOLOGY		26,958,344

TOTAL COMMON STOCKS (Cost $ 53,311,704)		74,988,101

	Principal Amount	Value (Note 2)

ASSET/MORTGAGE BACKED SECURITIES (0.15%)
Government National Mortgage Association, Series
2005-93
5.500% 12/20/2034	$154,575	160,745

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $ 167,070)		160,745

CORPORATE BONDS (24.22%)
21st Century Fox America, Inc.
6.900% 03/01/2019	295,000	352,952
Advance Auto Parts, Inc.
5.750% 05/01/2020	313,000	356,724
Ameren Illinois Co.
9.750% 11/15/2018	333,000	430,497

	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
American Express Co.
7.000% 03/19/2018	$374,000	$435,575
American International Group, Inc.
5.850% 01/16/2018	289,000	325,852
Anheuser-Busch InBev Worldwide, Inc.
5.375% 01/15/2020	280,000	325,156
Arizona Public Service Co.
8.750% 03/01/2019	276,000	353,669
AT&T, Inc.
5.500% 02/01/2018	428,000	476,726
Bank of America Corp.
5.650% 05/01/2018	315,000	352,231
CenterPoint Energy Resources Corp.
6.000% 05/15/2018	279,000	319,031
Coca-Cola HBC Finance BV
5.500% 09/17/2015	246,000	252,502
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	245,000	364,328
Commonwealth Edison Co.
5.800% 03/15/2018	233,000	265,618
Connecticut Light & Power Co., Series 09-A
5.500% 02/01/2019	246,000	283,800
ConocoPhillips Holding Co.
6.950% 04/15/2029	262,000	363,659
Corning, Inc.
6.625% 05/15/2019	269,000	321,004
Corporacion Andina de Fomento
5.750% 01/12/2017	1,000	1,087
8.125% 06/04/2019	229,000	284,717
CSX Corp.
7.375% 02/01/2019	290,000	352,625
CVS Health Corp.
4.125% 05/15/2021	325,000	362,106
DCP Midstream Operating LP
3.875% 03/15/2023	355,000	337,816
Diageo Capital PLC
5.750% 10/23/2017	429,000	480,268
Dominion Resources, Inc.
2.250% 09/01/2015	500,000	504,581
Edison International
3.750% 09/15/2017	296,000	315,010
El Paso Natural Gas Co. LLC
5.950% 04/15/2017	325,000	349,647
Emerson Electric Co.
5.000% 04/15/2019	310,000	349,652
Energy Transfer Partners LP
9.700% 03/15/2019	275,000	349,873
Enterprise Products Operating LLC
5.200% 09/01/2020	310,000	352,777
Fluor Corp.
3.375% 09/15/2021	340,000	359,086
General Electric Capital Corp.
5.875% 01/14/2038	285,000	379,801
Georgia Power Co.
5.400% 06/01/2018	270,000	306,240
Health Care REIT, Inc.
6.200% 06/01/2016	252,000	269,011
International Business Machines Corp.
1.950% 07/22/2016	500,000	510,545

	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
Interstate Power & Light Co.
3.650% 09/01/2020	$325,000	$351,989
ITC Holdings Corp.
4.050% 07/01/2023	280,000	305,596
Jersey Central Power & Light Co.
7.350% 02/01/2019	428,000	513,040
Johnson & Johnson
5.850% 07/15/2038	205,000	296,527
Joy Global, Inc.
6.000% 11/15/2016	445,000	481,398
JPMorgan Chase & Co.
1.800% 01/25/2018	353,000	355,208
Lockheed Martin Corp.
4.250% 11/15/2019	320,000	353,891
Lubrizol Corp.
8.875% 02/01/2019	245,000	310,497
McDonald’s Corp.
6.300% 03/01/2038	270,000	370,583
MetLife, Inc.
6.750% 06/01/2016	386,000	415,884
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	354,000	464,934
Nevada Power Co.
7.125% 03/15/2019	259,000	314,362
Noble Energy, Inc.
8.250% 03/01/2019	249,000	301,550
Nucor Corp.
5.750% 12/01/2017	287,000	320,229
Ohio Power Co., Series M
5.375% 10/01/2021	304,000	361,806
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	254,000	333,113
ONEOK Partners LP
3.200% 09/15/2018	395,000	404,205
Pepsi Bottling Group, Inc., Series B
7.000% 03/01/2029	240,000	346,928
Plains All American Pipeline LP /Plains All American Finance Corp.
8.750% 05/01/2019	277,000	348,921
PPL Capital Funding, Inc.
3.500% 12/01/2022	505,000	533,645
PSEG Power LLC
2.450% 11/15/2018	347,000	354,051
5.320% 09/15/2016	440,000	470,977
Puget Energy, Inc.
5.625% 07/15/2022	315,000	374,185
Republic Services, Inc.
5.500% 09/15/2019	308,000	353,519
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (b)	3,000	3,006
Sempra Energy
6.500% 06/01/2016	445,000	478,421
TCI Communications, Inc.
8.750% 08/01/2015	691,000	719,191
TECO Finance, Inc.
6.572% 11/01/2017	293,000	326,514
Texas Gas Transmission LLC
4.600% 06/01/2015	209,000	211,213

			Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
Total System Services, Inc.
2.375% 06/01/2018			$355,000	$357,273
TransCanada PipeLines Ltd.
7.250% 08/15/2038			225,000	316,763
Tyco Electronics Group SA
3.500% 02/03/2022			342,000	364,262
Unilever Capital Corp.
4.800% 02/15/2019			314,000	354,654
United Parcel Service, Inc.
6.200% 01/15/2038			268,000	380,469
Verizon Communications, Inc.
4.500% 09/15/2020			323,000	356,986
Viacom, Inc.
2.500% 09/01/2018			346,000	353,663
Wal-Mart Stores, Inc.
6.200% 04/15/2038			270,000	381,943
Xerox Business Services LLC
5.200% 06/01/2015			138,000	140,000

TOTAL CORPORATE BONDS (Cost $ 24,601,757)				25,225,562

FOREIGN GOVERNMENT BONDS (0.50%)
Israel Government AID Bonds
5.500% 12/04/2023			203,000	260,056
Province of Quebec Canada, Series NN
7.125% 02/09/2024			191,000	263,378

TOTAL FOREIGN GOVERNMENT BONDS (Cost $ 495,915)				523,434

GOVERNMENT & AGENCY OBLIGATIONS (0.12%)
U.S. Treasury Bonds
6.500% 11/15/2026			28,000	41,987
U.S. Treasury Notes
4.500% 11/15/2015			16,000	16,543
4.500% 02/15/2016			38,000	39,683
5.125% 05/15/2016			20,000	21,250

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $ 117,015)				119,463

	Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (2.59%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.01%	(c)	196,229	196,229
United States Treasury Bill, 02/12/2015	0.002%	(d)	2,500,000	2,499,992

				2,696,221

TOTAL SHORT TERM INVESTMENTS (Cost $ 2,696,227)				2,696,221

TOTAL INVESTMENTS (99.56%) (Cost $81,389,688)	$103,713,526

Other Assets In Excess Of Liabilities (0.44%)	461,970

NET ASSETS (100.00%)	$104,175,496

(a)	Non-Income Producing Security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Represents the 7-day yield.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Common Abbreviations:

ADR - American Depositary Receipt.

AID - Agency for International Development.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for limited liability company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2015, the Trust had 32 registered funds. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk. The Fund pursues its investment objective by normally investing approximately 60% of its assets in equity securities and approximately 40% in fixed-income securities and cash equivalents.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2015:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
Investments in Securities at	Unadjusted	Observable	Unobservable
Value	Quoted Prices	Inputs	Inputs	Total

Common Stocks(a)	$74,988,101	$–	$–	$74,988,101
Asset/Mortgage Backed Securities	–	160,745	–	160,745
Corporate Bonds	–	25,225,562	–	25,225,562
Foreign Government Bonds	–	523,434	–	523,434
Government & Agency Obligations	–	119,463	–	119,463
Short Term Investments	196,229	2,499,992	–	2,696,221

TOTAL	$75,184,330	$28,529,196	$–	$103,713,526

(a)	For detailed descriptions of underlying industries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2015, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Disciplined Growth
Investors Fund

Gross appreciation (excess of value over tax cost)	$23,917,528
Gross depreciation (excess of tax cost over value)	(1,593,690)

Net unrealized appreciation	$22,323,838

Cost of investments for income tax purposes	$81,389,688

Schedule of Investments

Emerald Banking and Finance Fund

January 31, 2015 (Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS: 98.89%

Financial Services: 98.89%

Asset Management & Custodian: 0.55%
45,204	Silvercrest Asset Management Group, Inc., Class A	$637,376

Banks: Diversified: 72.79%
111,600	Alerus Financial Corp.	2,120,400
30,639	American Business Bank(a)	860,956
94,090	Ameris Bancorp	2,270,392
30,000	Atlas Financial Holdings, Inc.(a)	501,000
121,936	Bank of the Ozarks, Inc.	3,954,384
87,453	BankUnited, Inc.	2,418,950
95,070	BNC Bancorp	1,519,219
15,015	Bofl Holding, Inc.(a)	1,266,665
46,950	Bridge Bancorp, Inc.	1,158,726
18,290	Bryn Mawr Bank Corp.	533,153
80,000	C1 Financial, Inc.(a)	1,342,400
160,489	California Republic Bancorp(a)	4,301,105
150,670	Cascade Bancorp(a)	696,095
7,646	Citizens Financial Services, Inc.	408,679
206,178	CoBiz Financial, Inc.	2,247,340
89,500	CommerceWest Bank(a)	1,181,400
13,800	Community National Bank(a)	269,100
83,874	CommunityOne Bancorp(a)	818,610
174,752	ConnectOne Bancorp, Inc.	3,215,437
922	Consumers Bancorp, Inc.	16,596
58,710	CU Bancorp(a)	1,192,987
127,682	Customers Bancorp, Inc.(a)	2,508,951
76,890	Eagle Bancorp, Inc.(a)	2,629,638
23,220	East West Bancorp, Inc.	840,100
51,345	EverBank Financial Corp.	895,970
86,853	Farmers National Banc Corp.	654,003
21,820	First Bancorp	362,212
65,100	First Bank(a)	393,855
29,445	First Business Financial Services, Inc.	1,288,808
78,450	First NBC Bank Holding Co.(a)	2,428,812
39,225	First of Long Island Corp.	914,335
125,000	Great Western Bancorp, Inc.(a)	2,525,000
22,506	Guaranty Bancorp	301,130
50,540	Home BancShares, Inc.	1,496,995
16,003	HopFed Bancorp, Inc.	211,400
59,296	Howard Bancorp, Inc.(a)	681,311
21,120	IBERIABANK Corp.	1,153,363
15,250	Independent Bank Corp.	576,907
50,000	Independent Bank Corporation	615,000
67,294	Investors Bancorp, Inc.	740,907
17,500	John Marshall Bank(a)	306,250
141,177	MainStreet Bank(a)	1,259,299
45,870	Meridian Bancorp, Inc.(a)	532,551
224	Oak Valley Bancorp	2,233
73,738	Old Line Bancshares, Inc.	1,064,777

		Value
Shares		(Note 2)

Banks: Diversified (continued)
120,532	Pacific Premier Bancorp, Inc.(a)	$1,791,106
93,875	PacWest Bancorp	4,013,626
63,580	Peoples Bancorp, Inc.	1,452,803
33,413	Peoples Financial Corp.	367,543
24,300	Pinnacle Financial Partners, Inc.	873,342
57,110	PrivateBancorp, Inc.	1,732,717
12,860	Renasant Corp.	336,418
481,505	Royal Bancshares of Pennsylvania, Inc., Class A(a)	866,709
80,016	ServisFirst Bancshares, Inc.	2,432,486
84,050	Shore Bancshares, Inc.(a)	777,462
29,220	Signature Bank(a)	3,422,539
31,940	Simmons First National Corp., Class A	1,195,195
8,582	Southern Missouri Bancorp, Inc.	317,534
20,598	Southern National Bancorp of Virginia, Inc.	229,668
66,313	Square 1 Financial, Inc., Class A(a)	1,542,440
21,955	Sun Bancorp, Inc.(a)	401,776
28,013	SVB Financial Group(a)	3,162,668
52,682	Talmer Bancorp, Inc., Class A	712,261
87,675	WashingtonFirst Bankshares, Inc.	1,319,509
47,284	Western Alliance Bancorp(a)	1,215,672
		84,840,875

Banks: Savings, Thrift & Mortgage Lending: 9.63%
225,594	Atlantic Coast Financial Corp.(a)	875,305
11,750	Bridge Capital Holdings(a)	256,737
36,138	Elmira Savings Bank	758,898
12,500	Flushing Financial Corp.	226,250
103,401	Heritage Financial Corp.	1,604,784
70,910	Heritage Financial Group, Inc.	1,699,713
11,680	Home Bancorp, Inc.	255,558
18,520	Home Federal Bancorp, Inc.	356,325
36,429	Mackinac Financial Corp.	418,933
90,432	Opus Bank	2,360,275
159,583	Sterling Bancorp	2,103,304
30,890	Sussex Bancorp	308,900
		11,224,982

Commercial Banks: 4.63%
15,000	County Bancorp, Inc.(a)	286,500
90,134	First Capital Bancorp, Inc.(a)	387,576
561,112	First Security Group, Inc.(a)	1,256,891
67,995	Investar Holding Corp.	951,930
44,200	Seacoast Commerce Banc Holdings(a)	470,730
55,007	Stonegate Bank	1,528,645
39,610	Triumph Bancorp, Inc.(a)	514,930
		5,397,202

Commercial Finance & Mortgage Companies:0.51%
32,000	Ladder Capital Corp., REIT, Class A(a)	600,320

Consumer Lending: 1.15%
11,930	LendingClub Corp.(a)	223,926

		Value
Shares		(Note 2)

Consumer Lending (continued)
27,087	LendingTree, Inc.(a)	$1,115,443
		1,339,369

Diversified Financial Services: 2.86%
108,831	FCB Financial Holdings, Inc., Class A(a)	2,458,492
14,430	Greenhill & Co., Inc.	532,179
22,430	On Deck Capital, Inc.(a)	338,244
		3,328,915

Financial Data & Services: 0.56%
15,022	Cass Information Systems, Inc.	658,264

Insurance: 0.92%
50,000	James River Group Holdings Ltd.(a)	1,070,000

Insurance: Property-Casualty: 3.45%
41,320	AmTrust Financial Services, Inc.	2,091,618
40,000	Federated National Holding Co.	1,164,400
31,441	United Insurance Holdings Corp.	768,104
		4,024,122

Real Estate Investment Trusts (REITs): 1.31%
53,830	Diamond Resorts International, Inc.(a)	1,527,695

Real Estate Management & Development: 0.53%
18,140	Marcus & Millichap, Inc.(a)	621,839

	Total Common Stocks
	(Cost $90,624,889)	115,270,959

SHORT TERM INVESTMENTS: 1.00%
1,160,091	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	1,160,091

	Total Short Term Investments
	(Cost $1,160,091)	1,160,091

Total Investments: 99.89%
(Cost $91,784,980)		116,431,050

Other Assets In Excess Of Liabilities: 0.11%		131,327

Net Assets: 100.00%		$116,562,377

(a)	Non-income producing security.

Investment Abbreviations:

Ltd. - Limited.

REIT - Real Estate Investment Trust

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Growth Fund

January 31, 2015 (Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS: 98.30%

Consumer Discretionary: 14.44%
149,940	American Eagle Outfitters, Inc.	$2,105,158
115,450	Black Diamond, Inc.(a)	734,262
86,890	Brunswick Corp.	4,716,389
25,650	Burlington Stores, Inc.(a)	1,279,678
158,130	Chegg, Inc.(a)	1,048,402
207,410	Christopher & Banks Corp.(a)	1,080,606
103,793	Chuy’s Holdings, Inc.(a)	2,218,056
53,577	Dave & Buster’s Entertainment, Inc.(a)	1,539,803
197,036	Diversified Restaurant Holdings, Inc.(a)	967,447
52,180	Ethan Allen Interiors, Inc.	1,420,340
39,559	Five Below, Inc.(a)	1,318,106
111,380	HomeAway, Inc.(a)	2,839,076
54,271	Jack in the Box, Inc.	4,601,638
70,319	Malibu Boats, Inc., Class A(a)	1,534,361
118,263	MarineMax, Inc.(a)	3,016,889
12,480	Matthews International Corp., Class A	578,198
75,640	Noodles & Co.(a)	1,943,948
53,042	Red Robin Gourmet Burgers, Inc.(a)	4,110,755
3,790	Rentrak Corp.(a)	291,565
87,550	Scientific Games Corp., Class A(a)	1,033,965
176,705	Sequential Brands Group, Inc.(a)	1,828,897
94,465	Tilly’s, Inc., Class A(a)	1,297,949
		41,505,488

Consumer Staples: 0.23%
65,520	Inventure Foods, Inc.(a)	666,338
		666,338

Energy: 1.98%
31,989	Diamondback Energy, Inc.(a)	2,206,921
102,110	Enphase Energy, Inc.(a)	1,265,143
19,890	Gulfport Energy Corp.(a)	765,566
131,850	Sanchez Energy Corp.(a)	1,468,809
		5,706,439

Financial Services: 14.71%
42,921	AmTrust Financial Services, Inc.	2,172,661
150,424	Bank of the Ozarks, Inc.	4,878,250
18,400	Bofl Holding, Inc.(a)	1,552,224
83,000	California Republic Bancorp(a)	2,224,400
215,282	CoBiz Financial, Inc.	2,346,574
109,919	ConnectOne Bancorp, Inc.	2,022,510
77,033	Customers Bancorp, Inc.(a)	1,513,698
121,571	FCB Financial Holdings, Inc., Class A(a)	2,746,289
100,034	First NBC Bank Holding Co.(a)	3,097,053
118,203	Howard Bancorp, Inc.(a)	1,358,152
78,300	Ladder Capital Corp., REIT, Class A(a)	1,468,908
39,401	Marcus & Millichap, Inc.(a)	1,350,666
70,732	Moelis & Co., Class A	2,192,692
143,040	Opus Bank	3,733,344
78,444	Pacific Premier Bancorp, Inc.(a)	1,165,678

Shares		Value (Note 2)

Financial Services (continued)
62,400	PacWest Bancorp	$2,667,912
51,908	Peoples Bancorp, Inc.	1,186,098
18,257	South State Corp.	1,090,125
99,457	Square 1 Financial, Inc., Class A(a)	2,313,370
88,883	Talmer Bancorp, Inc., Class A	1,201,698
		42,282,302

Health Care: 25.02%
18,420	Abaxis, Inc.	1,132,462
95,561	Acadia Healthcare Co., Inc.(a)	5,518,648
75,714	Adamas Pharmaceuticals, Inc.(a)	1,274,267
38,880	Alnylam Pharmaceuticals, Inc.(a)	3,648,110
70,710	AtriCure, Inc.(a)	1,402,886
14,890	Avalanche Biotechnologies, Inc.(a)	590,835
44,760	Bellicum Pharmaceuticals, Inc.(a)	1,106,020
46,370	Bluebird Bio, Inc.(a)	4,308,237
68,381	Cepheid(a)	3,864,210
194,002	Depomed, Inc.(a)	3,544,417
30,490	Dicerna Pharmaceuticals, Inc.(a)	650,047
121,210	Epizyme, Inc.(a)	2,319,959
135,259	Everyday Health, Inc.(a)	1,877,395
165,154	Horizon Pharma Plc(a)	2,713,480
28,615	INC Research Holdings, Inc., Class A(a)	666,729
87,217	Inogen, Inc.(a)	2,668,840
11,320	Intercept Pharmaceuticals, Inc.(a)	2,275,660
90,479	Intrexon Corp.(a)	2,597,652
33,364	Isis Pharmaceuticals, Inc.(a)	2,285,768
123,559	K2M Group Holdings, Inc.(a)	2,335,265
24,961	LDR Holding Corp.(a)	835,445
57,029	LeMaitre Vascular, Inc.	451,099
90,326	MacroGenics, Inc.(a)	2,856,108
39,110	Marinus Pharmaceuticals, Inc.(a)	436,468
50,471	NanoString Technologies, Inc.(a)	633,916
125,890	Neurocrine Biosciences, Inc.(a)	4,237,457
32,350	OvaScience, Inc.(a)	1,405,931
104,524	Portola Pharmaceuticals, Inc.(a)	2,971,617
110,000	Presbia Plc(a)	716,100
9,836	Puma Biotechnology, Inc.(a)	2,076,183
52,580	Sientra, Inc.(a)	790,803
21,982	Ultragenyx Pharmaceutical, Inc.(a)	1,277,154
37,660	WellCare Health Plans, Inc.(a)	2,743,531
35,000	Zafgen, Inc.(a)	1,330,350
73,990	ZIOPHARM Oncology, Inc.(a)	662,211
38,370	ZS Pharma, Inc.(a)	1,723,964
		71,929,224

Materials & Processing: 6.11%
19,780	Acuity Brands, Inc.	2,964,824
135,256	Apogee Enterprises, Inc.	5,851,175
125,478	PolyOne Corp.	4,465,762
100,504	Trex Co., Inc.(a)	4,274,435
		17,556,196

Producer Durables: 13.34%
72,174	Astronics Corp.(a)	4,019,370
95,258	FARO Technologies, Inc.(a)	5,272,530

		Value
Shares		(Note 2)

Producer Durables (continued)
62,491	H&E Equipment Services, Inc.	$1,096,092
23,730	HEICO Corp.	1,439,937
181,493	Kforce, Inc.	4,246,936
57,312	Knoll, Inc.	1,174,323
40,790	Korn/Ferry International(a)	1,162,515
75,000	Neff Corp., Class A(a)	694,500
48,301	Primoris Services Corp.	907,093
19,970	Proto Labs, Inc.(a)	1,285,868
30,112	Roadrunner Transportation Systems, Inc.(a)	611,876
113,673	Spirit Airlines, Inc.(a)	8,427,716
33,645	Tennant Co.	2,193,991
147,827	Tutor Perini Corp.(a)	3,209,324
52,040	Virgin America, Inc.(a)	1,745,422
12,840	WESCO International, Inc.(a)	857,198
		38,344,691

Technology: 21.12%
122,213	Adept Technology, Inc.(a)	1,136,581
245,536	ARC Document Solutions, Inc.(a)	2,251,565
47,736	Cavium, Inc.(a)	2,807,354
158,890	ChannelAdvisor Corp.(a)	1,506,277
105,441	EPAM Systems, Inc.(a)	5,159,228
541,357	Glu Mobile, Inc.(a)	1,900,163
177,270	GTT Communications, Inc.(a)	2,040,378
47,930	Guidewire Software, Inc.(a)	2,401,293
109,540	Imperva, Inc.(a)	4,574,390
92,524	Inphi Corp.(a)	1,813,470
54,819	IPG Photonics Corp.(a)	4,091,690
45,410	Methode Electronics, Inc.	1,642,480
138,305	Microsemi Corp.(a)	3,853,177
25,475	MicroStrategy, Inc., Class A(a)	4,116,760
47,710	Model N, Inc.(a)	510,497
20,027	PDF Solutions, Inc.(a)	332,849
122,720	Pixelworks, Inc.(a)	641,826
110,610	Proofpoint, Inc.(a)	5,530,500
133,627	Qlik Technologies, Inc.(a)	3,795,007
94,987	Reis, Inc.	2,137,208
24,100	Super Micro Computer, Inc.(a)	881,337
15,290	Synaptics, Inc.(a)	1,174,425
65,360	Synchronoss Technologies, Inc.(a)	2,775,839
24,660	Ultimate Software Group, Inc.(a)	3,649,927
		60,724,221

Utilities: 1.35%
227,338	8x8, Inc.(a)	1,752,776
211,080	ORBCOMM, Inc.(a)	1,173,605
229,390	Vonage Holdings Corp.(a)	963,438
		3,889,819

	Total Common Stocks
	(Cost $227,204,865)	282,604,718

		Value
Shares		(Note 2)

Utilities (continued)

WARRANTS: 0.00%(b)
41,894	Magnum Hunter Resources Corp., Strike Price $8.50 (Expiring 04/15/16)(a)	0

	Total Warrants
	(Cost $0)	0

SHORT TERM INVESTMENTS: 2.84%
8,182,758	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	$8,182,758

	Total Short Term Investments
	(Cost $8,182,758)	8,182,758

Total Investments: 101.14%
(Cost $235,387,623)		290,787,476

Liabilities In Excess Of Other Assets: (1.14)%		(3,285,284)

Net Assets: 100.00%		$287,502,192

(a)	Non-income producing security.
(b)	Less than 0.0005% of Net Assets.

Investment Abbreviations:

Plc - Public limited company.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

January 31, 2015 (Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS: 90.42%

Consumer Discretionary: 23.97%
1,346	Avis Budget Group, Inc.(a)	$77,139
1,215	BorgWarner, Inc.	65,622
2,072	Brunswick Corp.	112,468
48	Chipotle Mexican Grill, Inc.(a)	34,072
449	Deckers Outdoor Corp.(a)	29,656
1,574	Foot Locker, Inc.	83,768
460	Harman International Industries, Inc.	59,630
2,804	HomeAway, Inc.(a)	71,474
385	HSN, Inc.	29,814
2,353	IMAX Corp.(a)	78,426
1,371	Jack in the Box, Inc.	116,247
2,588	Jarden Corp.(a)	124,276
2,773	Lions Gate Entertainment Corp.	79,668
1,022	McGraw Hill Financial, Inc.	91,408
1,524	MGM Resorts International(a)	29,688
3,430	Pandora Media, Inc.(a)	56,938
641	Ross Stores, Inc.	58,786
570	Signet Jewelers Ltd.	69,033
969	Under Armour, Inc., Class A(a)	69,846
588	Williams-Sonoma, Inc.	46,011
324	Wynn Resorts Ltd.	47,936
		1,431,906

Consumer Staples: 3.16%
1,068	Hain Celestial Group, Inc.(a)	56,358
367	Keurig Green Mountain, Inc.	44,980
2,408	Sprouts Farmers Market, Inc.(a)	87,675
		189,013

Energy: 6.40%
514	Anadarko Petroleum Corp.	42,019
1,638	Cabot Oil & Gas Corp.	43,407
1,017	Diamondback Energy, Inc.(a)	70,163
1,989	Gulfport Energy Corp.(a)	76,557
6,771	Sanchez Energy Corp.(a)	75,429
410	SM Energy Co.	15,506
328	Targa Resources Corp.	28,480
586	Valero Energy Corp.	30,988
		382,549

Financial Services: 8.15%
672	Affiliated Managers Group, Inc.(a)	138,110
337	Alliance Data Systems Corp.(a)	97,336
1,750	PacWest Bancorp	74,821
848	SEI Investments Co.	34,064
695	Signature Bank(a)	81,405
541	SVB Financial Group(a)	61,079
		486,815

Health Care: 14.71%
546	Acadia Healthcare Co., Inc.(a)	31,531

		Value
Shares		(Note 2)

Health Care (continued)
686	Akorn, Inc.(a)	$29,210
1,317	Alnylam Pharmaceuticals, Inc.(a)	123,574
380	Bluebird Bio, Inc.(a)	35,306
1,119	Cepheid(a)	63,235
535	Community Health Systems, Inc.(a)	25,182
6,427	Horizon Pharma Plc(a)	105,595
197	Intercept Pharmaceuticals, Inc.(a)	39,603
4,042	Intrexon Corp.(a)	116,046
1,096	Medivation, Inc.(a)	119,267
686	Salix Pharmaceuticals Ltd.(a)	92,384
559	United Therapeutics Corp.(a)	78,892
172	Vertex Pharmaceuticals, Inc.(a)	18,944
		878,769

Materials & Processing: 4.67%
210	Acuity Brands, Inc.	31,477
835	Carpenter Technology Corp.	31,680
1,413	Eagle Materials, Inc.	100,634
1,509	PolyOne Corp.	53,705
275	PPG Industries, Inc.	61,292
		278,788

Producer Durables: 11.69%
945	EnerSys	55,169
1,888	Korn/Ferry International(a)	53,808
987	Middleby Corp.(a)	93,785
2,659	Quanta Services, Inc.(a)	70,410
2,626	Southwest Airlines Co.	118,643
1,336	Spirit Airlines, Inc.(a)	99,051
839	United Rentals, Inc.(a)	69,511
1,357	Wabtec Corp.	113,242
365	WESCO International, Inc.(a)	24,367
		697,986

Technology: 17.21%
356	Avago Technologies Ltd.	36,625
1,206	EPAM Systems, Inc.(a)	59,009
3,868	Fortinet, Inc.(a)	115,634
496	Intuit, Inc.	43,063
766	IPG Photonics Corp.(a)	57,174
4,498	King Digital Entertainment Plc	59,374
377	Lam Research Corp.	28,818
340	LinkedIn Corp., Class A(a)	76,412
2,078	Micron Technology, Inc.(a)	60,813
371	NetSuite, Inc.(a)	36,517
2,839	ON Semiconductor Corp.(a)	28,418
730	Palo Alto Networks, Inc.(a)	92,265
2,421	Proofpoint, Inc.(a)	121,050
621	SBA Communications Corp., Class A(a)	72,471
1,070	ServiceNow, Inc.(a)	78,003
751	Skyworks Solutions, Inc.	62,370
		1,028,016

		Value
Shares		(Note 2)

Utilities: 0.46%
769	Exelon Corp.	$27,715
		27,715

	Total Common Stocks
	(Cost $5,156,201)	5,401,557

EXCHANGE TRADED FUNDS: 4.53%

Equity: 4.53%
2,950	iShares® Russell Mid - Cap Growth ETF	270,426
		270,426

	Total Exchange Traded Funds
	(Cost $276,267)	270,426

MASTER LIMITED PARTNERSHIPS: 0.55%

Financial Services: 0.55%
719	Lazard Ltd., Class A	32,930
		32,930

	Total Master Limited Partnerships
	(Cost $37,305)	32,930

SHORT TERM INVESTMENTS: 5.94%
354,832	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	354,832

	Total Short Term Investments
	(Cost $354,832)	354,832

Total Investments: 101.44%
(Cost $5,824,605)		6,059,745

Liabilities In Excess Of Other Assets: (1.44)%		(85,920)

Net Assets: 100.00%		$5,973,825

(a)	Non-income producing security.

Investment Abbreviations:

ETF - Exchange Traded Funds.

Ltd. - Limited.

Plc - Public limited company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of January 31, 2015, the Trust had 32 registered funds. This semi-annual report describes the Emerald Growth Fund, Emerald Insights Fund and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). Prior to March 16, 2012, the Emerald Banking and Finance Fund was known as the Forward Banking and Finance Fund and the Emerald Growth Fund was known as the Forward Growth Fund. Effective March 13, 2012, the Board of Trustees (the “Board”) approved changing the fiscal year end of the Funds from December 31 to April 30.

The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation.

The Emerald Insights Fund seeks to achieve long-term growth through capital appreciation.

The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Funds are considered investment companies for financial reporting purposes under GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2015 (Unaudited)

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments)where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2015:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Emerald Banking and Finance Fund
Common Stocks
Banks: Diversified	$82,400,176	$2,440,699	$–	$84,840,875
Other(a)	30,430,084	–	–	30,430,084
Short Term Investments	1,160,091	–	–	1,160,091

TOTAL	$113,990,351	$2,440,699	$–	$116,431,050

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Emerald Growth Fund
Common Stocks(a)	$282,604,718	$–	$–	$282,604,718
Warrants	0	–	–	0
Short Term Investments	8,182,758	–	–	8,182,758

TOTAL	$290,787,476	$–	$–	$290,787,476

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Emerald Insights Fund
Common Stocks	$5,401,557	$–	$–	$5,401,557
Exchange Traded Funds	270,426	–	–	270,426
Master Limited Partnerships	32,930	–	–	32,930
Short Term Investments	354,832	–	–	354,832

TOTAL	$6,059,745	$–	$–	$6,059,745

(a)	For detailed descriptions of underlying industries, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2015, the Emerald Banking and Finance Fund had the following transfers between Level 1 and Level 2 securities:

		Level 1			Level 2
Emerald Banking and Finance Fund	Transfer In		Transfers (Out)	Transfer In		Transfers (Out)
Common Stocks	$16,596		$1,181,400	$1,181,400		$16,596
Total	$16,596		$1,181,400	$1,181,400		$16,596

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2015 (Unaudited)

For the nine months ended January 31, 2015, the Emerald Growth Fund and Emerald Insights Fund did not have any transfers between Level 1 and Level 2 securities.

For the nine months ended January 31, 2015, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Unrealized Appreciation and Depreciation on Investments: As January 31, 2015 the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes

Emerald Banking and Finance Fund	$27,121,780	$(2,498,153)	$24,623,627	$91,807,423
Emerald Growth Fund	69,372,238	(14,900,003)	54,472,235	236,315,241
Emerald Insights Fund	466,901	(263,233)	203,668	5,856,077

Grandeur Peak Emerging Markets Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2015 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (88.16%)
Bangladesh (0.93%)
Active Fine Chemicals, Ltd.	1,146,000	$1,039,869
Islami Bank Bangladesh, Ltd.	4,667,565	1,427,832
Olympic Industries, Ltd.	510,300	1,540,615

		4,008,316

Brazil (3.97%)
Banco ABC Brasil SA(a)	9,453	39,986
Banco Daycoval SA	662,137	2,065,438
CETIP SA - Mercados Organizados	303,762	3,904,534
Even Construtora e Incorporadora SA	640,700	1,033,907
Linx SA	62,500	1,096,525
Magazine Luiza SA	495,400	1,251,770
Odontoprev SA	441,600	1,699,193
Ser Educacional SA	228,400	1,149,129
Sonae Sierra Brasil SA	211,500	1,225,687
Tegma Gestao Logistica	130,300	672,563
Valid Solucoes SA	204,100	2,924,679

		17,063,411

China (13.91%)
51job, Inc., ADR(a)	44,150	1,554,521
AAC Technologies Holdings, Inc.	237,000	1,514,599
Airtac International Group	210,000	1,823,305
BBI Life Sciences Corp.(a)(b)	1,435,500	385,155
Bolina Holding Co., Ltd.	5,202,000	1,899,005
China Biologic Products, Inc.(a)	53,025	3,613,123
China Lesso Group Holdings, Ltd.	4,717,000	2,305,277
China Medical System Holdings, Ltd.	820,000	1,418,294
China Pioneer Pharma Holdings, Ltd.	4,743,000	3,519,200
China South City Holdings, Ltd.	5,503,000	1,800,066
Dongpeng Holdings Co., Ltd.	8,585,000	2,967,868
Far East Horizon, Ltd.	5,272,500	4,492,176
Labixiaoxin Snacks Group, Ltd.(a)	1,367,000	142,358
Le Saunda Holdings, Ltd.	1,304,000	480,415
Man Wah Holdings, Ltd.	12,642,600	10,795,381
Mindray Medical International, Ltd., ADR	36,825	1,007,532
Noah Holdings, Ltd., Sponsored ADR(a)	211,825	3,954,773
O2Micro International, Ltd., ADR(a)	241,250	569,350

	Shares	Value (Note 2)

China (continued)
Phoenix New Media, Ltd., ADR(a)	352,190	$2,704,819
Sihuan Pharmaceutical Holdings Group, Ltd.	4,256,000	2,739,820
SPT Energy Group, Inc.	14,310,000	2,287,761
Tao Heung Holdings, Ltd.	880,000	391,846
Technovator International, Ltd.(a)	6,354,000	2,524,829
Tsui Wah Holdings, Ltd.	2,512,000	817,427
WuXi PharmaTech Cayman, Inc., ADR(a)	102,950	4,128,295

		59,837,195

Colombia (1.10%)
Gran Tierra Energy, Inc.(a)	988,575	2,115,551
Parex Resources, Inc.(a)	485,731	2,629,912

		4,745,463

Georgia (1.10%)
Bank of Georgia Holdings PLC	155,597	4,750,193

Greece (0.43%)
Sarantis SA	233,541	1,856,535

Hong Kong (3.44%)
International Housewares Retail Co., Ltd.	8,196,000	2,065,908
Samsonite International SA	356,000	1,080,416
Sinosoft Technology Group, Ltd.	3,406,000	1,505,148
Value Partners Group, Ltd.	9,293,800	7,897,606
Vitasoy International Holdings, Ltd.	1,101,900	1,527,966
Wonderful Sky Financial Group Holdings, Ltd.	3,574,000	707,468

		14,784,512

India (14.75%)
AIA Engineering, Ltd.	56,250	1,028,935
Ajanta Pharma, Ltd.	80,692	3,328,455
Amara Raja Batteries, Ltd.	74,300	1,030,636
Bajaj Finance, Ltd.	51,100	3,341,941
Balkrishna Industries, Ltd.	217,800	2,277,655
Cera Sanitaryware, Ltd.	12,955	445,051
Credit Analysis & Research, Ltd.	177,490	4,778,015
Dewan Housing Finance Corp., Ltd.	381,500	2,889,431
eClerx Services, Ltd.	69,479	1,438,210
Engineers India, Ltd.	193,100	673,025
Glenmark Pharmaceuticals, Ltd.	280,700	3,256,257
Hinduja Global Solutions, Ltd.	194,500	1,958,535
IFGL Refractories, Ltd.	359,956	840,407

	Shares	Value (Note 2)

India (continued)
Indag Rubber, Ltd.	16,650	$241,074
Indiabulls Housing Finance, Ltd.	137,500	1,302,005
Infotech Enterprises, Ltd.	352,095	3,027,215
Ipca Laboratories, Ltd.	54,456	561,222
Jammu & Kashmir Bank, Ltd.	842,199	2,068,723
Kolte-Patil Developers, Ltd.	1,243,750	4,074,909
KPIT Technologies, Ltd.	1,331,280	4,442,840
Mahindra & Mahindra Financial Services, Ltd.	56,900	234,395
MT Educare, Ltd.	812,148	1,549,798
Persistent Systems, Ltd.	20,025	544,882
PI Industries, Ltd.	196,675	1,590,770
Poly Medicure, Ltd.	45,861	739,840
Repco Home Finance, Ltd.	163,127	1,821,078
Suprajit Engineering, Ltd.	508,500	1,267,228
Time Technoplast, Ltd.	4,012,600	3,320,819
Vaibhav Global, Ltd.	289,337	3,838,612
Vakrangee Software, Ltd.	573,100	1,187,481
Vardhman Textiles, Ltd.	308,219	2,186,422
Vesuvius India, Ltd.	171,200	1,984,356
V-Mart Retail, Ltd.	19,283	162,983

		63,433,205

Indonesia (4.84%)
Arwana Citramulia Tbk PT	19,408,200	1,527,170
Astra Graphia Tbk PT	8,442,500	1,252,599
Bank Negara Indonesia Persero Tbk PT	4,479,000	2,194,618
Bank Tabungan Pensiunan Nasional Tbk PT(a)	4,985,000	1,574,107
Bekasi Fajar Industrial Estate Tbk PT	41,879,100	2,401,316
Express Transindo Utama Tbk PT	9,051,500	691,261
Lippo Cikarang Tbk PT(a)	811,100	732,577
Panin Sekuritas Tbk PT	2,622,500	1,008,216
Petra Foods, Ltd.	841,400	2,480,612
Selamat Sempurna Tbk PT	7,062,100	2,685,020
Tempo Scan Pacific Tbk PT	15,487,600	3,240,309
Ultrajaya Milk Industry & Trading Co. Tbk PT	3,215,800	1,046,858

		20,834,663

Kazakhstan (0.28%)
Nostrum Oil & Gas, PLC(a)	125,490	1,185,113

Luxembourg (0.29%)
Globant SA(a)	89,662	1,244,509

Malaysia (2.39%)
AEON Credit Service M Bhd	822,300	2,828,938
Berjaya Food Bhd	231,584	190,829
CB Industrial Product Holding Bhd	3,673,800	2,113,027

	Shares	Value (Note 2)

Malaysia (continued)
Freight Management Holdings Bhd	327,900	$145,355
Kossan Rubber Industries	1,638,300	2,351,461
My EG Services Bhd	1,677,800	1,179,654
Padini Holdings Bhd	2,414,100	969,949
Uzma Bhd	971,300	518,563

		10,297,776

Mexico (1.94%)
Credito Real SAB de CV	1,479,251	2,979,325
Genomma Lab Internacional SAB de CV, Class B(a)	1,403,500	2,214,402
Medica Sur SAB de CV, Series B(a)	839,133	3,138,316

		8,332,043

Oman (0.49%)
Al Anwar Ceramic Tile Co.	1,820,955	2,128,113

Philippines (4.10%)
Concepcion Industrial Corp.	3,844,660	4,446,911
Metropolitan Bank & Trust Co.	454,000	978,016
Pepsi-Cola Products Philippines, Inc.(a)	42,513,000	3,843,986
Puregold Price Club, Inc.	1,923,100	1,828,031
Robinsons Land Corp.	3,372,600	2,122,750
Security Bank Corp.	1,277,600	4,395,722

		17,615,416

Poland (1.81%)
KRUK SA(a)	109,946	3,410,246
Magellan SA(a)	73,840	1,357,679
Wawel SA	3,626	958,286
Work Service SA(a)	400,807	2,039,882

		7,766,093

Russia (0.25%)
MD Medical Group Investments PLC, GDR(b)	193,800	1,094,970

South Africa (6.76%)
ARB Holdings, Ltd.	706,754	399,988
Blue Label Telecoms, Ltd.	6,798,223	4,956,369
Cartrack Holdings, Ltd.(a)	2,627,200	1,940,225
Clicks Group, Ltd.	382,300	2,954,658
Comair, Ltd.	4,284,053	2,060,171
Ellies Holdings, Ltd.(a)	4,832,608	580,992
EOH Holdings, Ltd.	264,424	2,736,114
Interwaste Holdings, Ltd.(a)	15,918,682	1,982,146
Invicta Holdings, Ltd.	224,900	1,468,561
Italtile, Ltd.	1,302,579	1,449,816
MiX Telematics, Ltd., Sponsored ADR(a)	165,587	971,996

	Shares	Value (Note 2)

South Africa (continued)
OneLogix Group, Ltd.(a)	2,142,622	$1,149,486
Super Group, Ltd.(a)	918,080	2,699,926
Transaction Capital, Ltd.	5,181,040	3,706,145

		29,056,593

South Korea (6.28%)
Duksan Hi-Metal Co., Ltd.(a)	183,500	1,870,908
ENF Technology Co., Ltd.(a)	179,810	1,347,379
Global Display Co., Ltd.(a)	239,575	1,389,391
Hy-Lok Corp.(a)	182,722	4,611,492
ISC Co., Ltd.	78,748	2,424,850
Koh Young Technology, Inc.(a)	25,244	1,094,810
KONA I Co., Ltd.	141,806	4,420,027
LEENO Industrial, Inc.	38,745	1,411,077
LF Corp.(a)	80,260	2,299,863
Solueta Co., Ltd.(a)	184,500	1,462,858
Vieworks Co., Ltd.(a)	42,593	1,270,435
Vitzrocell Co., Ltd.	218,549	1,802,776
Wins Technet Co., Ltd.	179,412	1,607,331

		27,013,197

Sri Lanka (2.05%)
Asiri Hospital Holdings PLC	4,000,000	647,381
Expolanka Holdings PLC	8,266,517	573,146
Hatton National Bank PLC	893,400	1,384,092
Hemas Holdings PLC	2,492,145	1,537,977
The Lanka Hospital Corp. PLC	1,640,200	558,208
Royal Ceramics Lanka PLC	3,593,775	3,035,921
Sampath Bank PLC	575,400	1,060,068

		8,796,793

Taiwan (12.66%)
ASPEED Technology, Inc.	274,608	2,513,905
Chipbond Technology Corp.	848,000	1,733,347
Cleanaway Co., Ltd.	348,000	1,701,758
Cowealth Medical Holding Co., Ltd.	1,120,000	3,274,638
Cub Elecparts, Inc.	183,165	1,876,929
DYNACOLOR, Inc.	944,000	2,091,961
Elan Microelectronics Corp.	1,020,000	1,595,062
King’s Town Bank Co., Ltd.	2,414,000	2,547,675
Novatek Microelectronics Corp.	610,000	3,355,314
On-Bright Electronics, Inc.	144,900	928,600
Polyronics Tech Corp.	1,403,000	2,992,999
Richtek Technology Corp.	312,000	1,581,231
Silergy Corp.	558,422	4,075,446
Sinmag Equipment Corp.	808,660	4,616,806
Solidwizard Technology Co., Ltd.	541,000	2,216,027
Sporton International, Inc.	1,149,000	6,029,062
Test Research, Inc.	1,735,000	2,801,114
TSC Auto ID Technology Co., Ltd.	184,000	1,507,293

	Shares	Value (Note 2)

Taiwan (continued)
UDE Corp.	1,819,000	$4,276,509
Voltronic Power Technology Corp.	300,020	2,706,713

		54,422,389

Thailand (1.82%)
Beauty Community PCL	1,674,200	1,948,766
Jubilee Enterprise PCL	1,255,200	1,323,080
LPN Development PCL	5,007,100	3,204,218
Premier Marketing PCL	4,566,900	1,339,512

		7,815,576

Turkey (1.89%)
Albaraka Turk Katilim Bankasi AS	2,072,290	1,460,643
EGE Seramik Sanayi ve Ticaret AS	1,312,061	2,274,103
Is Girisim Sermayesi Yatirim Ortakligi AS	904,559	817,184
Pinar SUT Mamulleri Sanayii AS	223,646	2,011,287
TAV Havalimanlari Holding AS	79,100	590,024
Uyum Gida Ihtiyac Maddeleri Sanayi ve Ticaret AS(a)	1,048,270	971,262

		8,124,503

United Arab Emirates (0.09%)
Aramex PJSC	451,125	401,622

United States (0.32%)
First Cash Financial Services, Inc.(a)	27,525	1,368,543

Vietnam (0.27%)
Vietnam Dairy Products JSC	234,816	1,145,605

TOTAL COMMON STOCKS (Cost $371,557,352)		379,122,347

PREFERRED STOCKS (0.38%)
Brazil (0.38%)
Banco ABC Brasil SA	380,004	1,607,396

TOTAL PREFERRED STOCKS (Cost $1,944,362)		1,607,396

	Shares	Value (Note 2)

RIGHTS (0.01%)
South Africa (0.01%)
Invicta Holdings, Ltd., Rights, Strike Price 69.00 ZAR (expiring 02/13/15)(a)	84,582	$54,475

TOTAL RIGHTS (Cost $0)		54,475

TOTAL INVESTMENTS (88.55%) (Cost $373,501,714)		$380,784,218

Assets In Excess Of Other Liabilities (11.45%)		49,258,430

NET ASSETS (100.00%)		$430,042,648

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2015, the aggregate market value of those securities was $1,480,125, representing 0.34% of net assets.

Common Abbreviations:

ADR	- American Depositary Receipt.
AS	- Aktieselskab is the Danish term for a stock-based corporation.
Bhd	- Berhad is the Malaysian term for public limited company.
GDR	- Global Depositary Receipt.
JSC	- Joint Stock Company.
Ltd.	- Limited.
PCL	- Public Company Limited.
PJSC	- Public Joint Stock Company.
PLC	- Public Limited Company.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAB	de CV - A variable capital company.
Tbk	PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.
ZAR	- South African Rand.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (99.25%)
Australia (1.17%)
ALS, Ltd.	214,337	$809,319
Countplus, Ltd.	315,836	277,380
CTI Logistics, Ltd.	1,454,886	1,526,171
Magellan Financial Group, Ltd.	357,164	5,261,521

		7,874,391

Austria (0.85%)
Palfinger AG	218,840	5,736,887

Belgium (1.50%)
Melexis NV	202,634	10,142,673

Brazil (2.31%)
Banco ABC Brasil SA(a)	13,545	57,295
Banco Daycoval SA	1,124,300	3,507,087
CETIP SA - Mercados Organizados	488,682	6,281,481
Grazziotin SA	38,700	232,207
Odontoprev SA	191,600	737,241
Tegma Gestao Logistica	385,700	1,990,849
Valid Solucoes SA	196,100	2,810,042

		15,616,202

Britain (7.18%)
Abcam PLC	339,553	2,204,635
blinkx PLC(a)	2,586,394	1,067,605
Bovis Homes Group PLC	180,686	2,255,602
Brammer PLC	399,279	2,074,811
Cambian Group PLC(a)	480,006	1,609,016
Clinigen Group PLC	1,574,144	12,210,533
Diploma PLC	169,900	1,947,743
EMIS Group PLC	378,117	4,829,531
Halma PLC	80,100	838,136
Hunting PLC	222,000	1,321,621
IG Group Holdings PLC	563,048	6,109,388
Premier Oil PLC	756,808	1,640,828
Robert Walters PLC	140,483	708,409
RPS Group PLC	2,385,684	6,554,215
Ultra Electronics Holdings PLC	116,650	3,064,353

		48,436,426

Canada (1.84%)
Halogen Software, Inc.(a)	115,600	727,788
Home Capital Group, Inc.	184,928	6,112,360
Richelieu Hardware, Ltd.	73,555	3,429,132
Stantec, Inc.	86,228	2,120,583

		12,389,863

China (6.32%)
BBI Life Sciences Corp.(a)(b)	2,147,500	576,190

		Value
	Shares	(Note 2)

China (continued)
China Medical System Holdings, Ltd.	2,934,000	$5,074,725
Dongpeng Holdings Co., Ltd.	13,399,000	4,632,086
Far East Horizon, Ltd.	4,639,000	3,952,433
Labixiaoxin Snacks Group, Ltd.(a)	1,213,000	126,320
Le Saunda Holdings, Ltd.	4,890,200	1,801,629
Man Wah Holdings, Ltd.	12,898,800	11,014,147
Mindray Medical International, Ltd., ADR	38,000	1,039,680
Noah Holdings, Ltd., Sponsored ADR(a)	54,900	1,024,983
O2Micro International, Ltd., ADR(a)	550,322	1,298,760
Pacific Online, Ltd.	3,298,853	1,212,416
Sihuan Pharmaceutical Holdings Group, Ltd.	6,546,000	4,214,018
SPT Energy Group, Inc.	7,000,000	1,119,101
Tao Heung Holdings, Ltd.	1,861,300	828,800
Tsui Wah Holdings, Ltd.	5,211,400	1,695,835
WuXi PharmaTech Cayman, Inc., ADR(a)	75,500	3,027,550

		42,638,673

Colombia (0.71%)
Gran Tierra Energy, Inc.(a)	946,375	2,025,242
Parex Resources, Inc.(a)	507,300	2,746,694

		4,771,936

France (1.75%)
Alten SA	12,353	517,396
Argan SA, REIT	38,700	874,620
Audika Groupe	80,032	1,166,626
Esker SA	34,347	720,556
Infotel SA	34,520	830,053
Medicrea International(a)	167,370	1,713,500
MGI Digital Graphic Technology(a)	40,250	1,160,715
Neurones	45,508	753,454
Prodware(a)	199,300	1,485,464
SoluCom	31,768	1,436,272
Thermador Groupe	14,473	1,161,823

		11,820,479

Georgia (0.78%)
Bank of Georgia Holdings PLC	172,400	5,263,169

Germany (3.48%)
Bertrandt AG	41,219	5,417,709
ElringKlinger AG	119,051	4,148,115
Nexus AG	160,092	2,320,093
Norma Group SE	43,068	2,135,673
Patrizia Immobilien AG(a)	202,511	3,551,066
Softing AG	75,599	1,252,775

		Value
	Shares	(Note 2)

Germany (continued)
Wirecard AG	104,085	$4,652,523

		23,477,954

Greece (0.09%)
Sarantis SA	78,116	620,984

Hong Kong (1.79%)
International Housewares Retail Co., Ltd.	10,515,000	2,650,442
Samsonite International SA	578,000	1,754,159
Sinosoft Technology Group, Ltd.	2,239,000	989,438
Value Partners Group, Ltd.	5,160,000	4,384,820
Vitasoy International Holdings, Ltd.	1,135,483	1,574,534
Wonderful Sky Financial Group Holdings, Ltd.	3,559,000	704,499

		12,057,892

India (8.54%)
AIA Engineering, Ltd.	38,400	702,419
Ajanta Pharma, Ltd.	219,507	9,054,420
Bajaj Corp., Ltd.	287,440	1,919,958
Bajaj Finance, Ltd.	69,475	4,543,666
City Union Bank, Ltd.	895,267	1,348,735
Credit Analysis & Research, Ltd.	147,200	3,962,611
Crisil, Ltd.	45,500	1,539,918
Dewan Housing Finance Corp., Ltd.	170,000	1,287,558
eClerx Services, Ltd.	131,800	2,728,250
Glenmark Pharmaceuticals, Ltd.	414,000	4,802,603
Hinduja Global Solutions, Ltd.	297,900	2,999,731
Infotech Enterprises, Ltd.	359,116	3,087,580
Ipca Laboratories, Ltd.	121,144	1,248,506
Jammu & Kashmir Bank, Ltd.	1,013,500	2,489,495
Kolte-Patil Developers, Ltd.	652,097	2,136,471
KPIT Technologies, Ltd.	860,350	2,871,219
Mahindra & Mahindra Financial Services, Ltd.	73,700	303,602
MT Educare, Ltd.	517,689	987,891
Persistent Systems, Ltd.	80,368	2,186,819
Poly Medicure, Ltd.	18,534	298,995
Supreme Industries, Ltd.	189,644	1,808,255
Time Technoplast, Ltd.	814,500	674,078
Vaibhav Global, Ltd.	204,557	2,713,842
Vakrangee Software, Ltd.	632,400	1,310,352
Vesuvius India, Ltd.	53,365	618,546

		57,625,520

Indonesia (3.70%)
Arwana Citramulia Tbk PT	48,263,300	3,797,686
Astra Graphia Tbk PT	9,349,400	1,387,155

		Value
	Shares	(Note 2)

Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	6,496,000	$3,182,906
Bank Tabungan Pensiunan Nasional Tbk PT(a)	2,139,100	675,461
Lippo Cikarang Tbk PT(a)	1,603,500	1,448,265
Panin Sekuritas Tbk PT	4,068,800	1,564,243
Petra Foods, Ltd.	1,461,300	4,308,198
Selamat Sempurna Tbk PT	13,916,000	5,290,882
Tempo Scan Pacific Tbk PT	10,915,000	2,283,631
Ultrajaya Milk Industry & Trading Co. Tbk PT	3,254,500	1,059,457

		24,997,884

Ireland (0.45%)
Beazley PLC	700,000	3,032,811

Israel (0.30%)
Caesarstone Sdot Yam, Ltd.	22,800	1,415,880
Hamlet Israel-Canada, Ltd.	75,283	636,127

		2,052,007

Japan (5.18%)
AIT Corp.	329,200	3,256,954
AP Company Co., Ltd.(a)	36,100	604,044
Arcland Service Co., Ltd.	58,700	1,986,089
Benefit One, Inc.	213,500	2,264,298
CMIC Co., Ltd.	96,020	1,639,299
Daikokutenbussan Co., Ltd.	18,100	701,526
Descente, Ltd.	66,000	748,110
Future Architect, Inc.	276,100	1,509,551
GCA Savvian Corp.	292,800	2,947,474
Hard Off Corp. Co., Ltd.	81,300	780,314
JCU Corp.	14,700	678,380
Mamezou Holdings Co., Ltd.	99,100	618,016
MISUMI Group, Inc.	44,500	1,662,227
Monogatari Corp.	82,600	2,864,041
Nakanishi, Inc.	10,500	384,406
Prestige International, Inc.	79,900	683,861
Shaklee Global Group, Inc.(a)	11,000	204,394
SK Kaken Co., Ltd.	39,000	3,022,226
Syuppin Co., Ltd.	116,600	1,841,173
Trancom Co., Ltd.	153,370	6,577,091

		34,973,474

Luxembourg (0.69%)
L’Occitane International SA	1,843,753	4,652,798

Malaysia (1.40%)
AEON Credit Service M Bhd	778,480	2,678,185
Berjaya Food Bhd	271,500	223,720
Kossan Rubber Industries	1,040,000	1,492,718
My EG Services Bhd	3,661,200	2,574,174
Padini Holdings Bhd	5,628,350	2,261,387
Uzma Bhd	420,000	224,232

		9,454,416

		Value
	Shares	(Note 2)

Mexico (0.48%)
Credito Real SAB de CV	800,643	$1,612,556
Genomma Lab Internacional SAB de CV, Class B(a)	1,025,400	1,617,847

		3,230,403

Netherlands (0.51%)
Aalberts Industries NV	96,200	2,770,626
Arcadis NV	22,500	680,969

		3,451,595

Norway (0.09%)
Zalaris ASA(a)	158,444	610,664

Oman (0.12%)
Al Anwar Ceramic Tile Co.	699,900	817,959

Philippines (1.05%)
Pepsi-Cola Products Philippines, Inc.(a)	26,329,900	2,380,725
Security Bank Corp.	1,374,640	4,729,599

		7,110,324

Poland (0.10%)
Wawel SA	2,456	649,076

Singapore (0.82%)
ARA Asset Management, Ltd.	1,582,888	1,984,580
CSE Global, Ltd.	4,531,250	1,957,012
Riverstone Holdings, Ltd.	1,843,600	1,568,011

		5,509,603

South Africa (2.02%)
Blue Label Telecoms, Ltd.	868,800	633,414
Cartrack Holdings, Ltd.(a)	4,257,400	3,144,151
Cashbuild, Ltd.	5,800	92,641
Clicks Group, Ltd.	347,649	2,686,853
EOH Holdings, Ltd.	153,300	1,586,264
Italtile, Ltd.	829,366	923,114
MiX Telematics, Ltd., Sponsored ADR(a)	117,000	686,790
Super Group, Ltd.(a)	1,309,307	3,850,461

		13,603,688

South Korea (3.39%)
Duksan Hi-Metal Co., Ltd.(a)	162,100	1,652,720
Global Display Co., Ltd.(a)	166,006	962,735
Hanssem Co., Ltd.	5,760	808,370
Hy-Lok Corp.(a)	253,407	6,395,422
ISC Co., Ltd.	125,182	3,854,670
Koh Young Technology, Inc.(a)	60,781	2,636,019
KONA I Co., Ltd.	92,480	2,882,559
LEENO Industrial, Inc.	69,100	2,516,593

		Value
	Shares	(Note 2)

South Korea (continued)
LF Corp.(a)	40,350	$1,156,236

		22,865,324

Sweden (2.76%)
AddTech AB, Class B	212,427	2,998,887
Beijer Alma AB	95,000	2,286,958
Bufab Holding AB(a)	643,700	4,620,065
Indutrade AB	70,900	2,885,758
Moberg Pharma AB(a)	245,880	1,155,159
Nibe Industrier AB, Class B	108,600	2,758,682
Opus Group AB	2,135,278	1,909,678

		18,615,187

Switzerland (0.71%)
VZ Holding AG	27,475	4,775,309

Taiwan (5.05%)
ASPEED Technology, Inc.	217,698	1,992,921
Cub Elecparts, Inc.	254,778	2,610,762
Novatek Microelectronics Corp.	648,000	3,564,333
On-Bright Electronics, Inc.	230,900	1,479,736
Polyronics Tech Corp.	1,938,200	4,134,733
Silergy Corp.	424,852	3,100,632
Sinmag Equipment Corp.	197,120	1,125,399
Sporton International, Inc.	1,246,347	6,539,864
Test Research, Inc.	1,324,708	2,138,708
TSC Auto ID Technology Co., Ltd.	132,000	1,081,319
UDE Corp.	1,599,000	3,759,284
Voltronic Power Technology Corp.	282,100	2,545,043

		34,072,734

Thailand (0.75%)
LPN Development PCL	4,370,000	2,796,515
Premier Marketing PCL	7,758,000	2,275,491

		5,072,006

Turkey (0.53%)
Albaraka Turk Katilim Bankasi AS	2,701,883	1,904,408
EGE Seramik Sanayi ve Ticaret AS	952,000	1,650,035

		3,554,443

United Arab Emirates (0.10%)
Aramex PJSC	755,100	672,242

United States (30.74%)
Abaxis, Inc.	38,155	2,345,769
Alamo Group, Inc.	15,775	710,664
Amsurg Corp.(a)	82,455	4,549,867
Aratana Therapeutics, Inc.(a)	77,825	1,289,560
BioDelivery Sciences International, Inc.(a)	115,800	1,516,980

		Value
	Shares	(Note 2)

United States (continued)
Cardica, Inc.(a)	359,695	$219,414
Cempra, Inc.(a)	84,700	2,349,578
Chase Corp.	5,552	198,762
CRA International, Inc.(a)	74,223	2,191,805
Diamond Hill Investment Group, Inc.	33,950	4,415,537
Dorman Products, Inc.(a)	23,525	1,075,798
DXP Enterprises, Inc.(a)	39,375	1,615,162
Entellus Medical, Inc.(a)	22,675	489,553
EPAM Systems, Inc.(a)	97,600	4,775,568
Escalade, Inc.	43,675	665,607
ExlService Holdings, Inc.(a)	71,700	2,106,546
First Cash Financial Services, Inc.(a)	68,700	3,415,764
First Republic Bank	402,000	20,469,840
Fresh Market, Inc.(a)	89,275	3,402,270
Genpact, Ltd.(a)	106,300	2,133,441
Gentex Corp.	169,875	2,835,214
Geospace Technologies Corp.(a)	51,500	1,234,970
Grand Canyon Education, Inc.(a)	60,475	2,650,014
Hibbett Sports, Inc.(a)	36,950	1,738,128
Home BancShares, Inc.	23,050	682,741
Inphi Corp.(a)	211,625	4,147,850
Integrated Silicon Solution, Inc.	126,775	2,038,542
IPC The Hospitalist Co., Inc.(a)	85,575	3,453,807
Jones Energy, Inc., Class A(a)	188,761	1,925,362
K2M Group Holdings, Inc.(a)	159,900	3,022,110
Knight Transportation, Inc.	352,745	10,049,705
LGI Homes, Inc.(a)	342,200	4,506,774
Littelfuse, Inc.	44,100	4,354,434
Malibu Boats, Inc., Class A(a)	81,960	1,788,367
Manitex International, Inc.(a)	221,355	2,421,624
MarketAxess Holdings, Inc.	72,000	5,469,840
MaxLinear, Inc., Class A(a)	403,200	3,245,760
Mesa Laboratories, Inc.	14,447	1,100,428
Microchip Technology, Inc.	98,145	4,426,340
Navigant Consulting, Inc.(a)	98,910	1,427,271
NorthStar Asset Management Group, Inc.	107,550	2,276,834
NorthStar Realty Finance Corp., REIT	159,025	3,007,163
Perficient, Inc.(a)	241,050	4,338,900
Pericom Semiconductor Corp.(a)	210,095	3,069,488
Power Integrations, Inc.	78,900	4,069,662
Q2 Holdings, Inc.(a)	35,450	633,846
Quaker Chemical Corp.	9,725	767,497
Redwood Trust, Inc., REIT	133,800	2,666,634
Resources Connection, Inc.	283,915	4,741,381

		Value
	Shares	(Note 2)

United States (continued)
Roadrunner Transportation Systems, Inc.(a)	604,900	$12,291,568
SEI Investments Co.	54,200	2,177,214
Shake Shack, Inc., Class A(a)	1,400	64,260
Signature Bank(a)	23,350	2,734,986
Silicon Laboratories, Inc.(a)	61,415	2,687,520
STAAR Surgical Co.(a)	512,925	3,077,550
Synaptics, Inc.(a)	45,125	3,466,051
Synergetics USA, Inc.(a)	181,888	873,062
Syntel, Inc.(a)	100,800	4,359,600
Transcat, Inc.(a)	14,102	128,469
TriMas Corp.(a)	119,700	3,230,703
TriNet Group, Inc.(a)	35,700	1,184,169
TubeMogul, Inc.(a)	90,100	1,367,718
Universal Truckload Services, Inc.	383,907	9,044,849
Virtusa Corp.(a)	94,575	3,542,780
Vitamin Shoppe, Inc.(a)	55,925	2,363,950
Vocera Communications, Inc.(a)	52,075	466,592
Wesco Aircraft Holdings, Inc.(a)	280,750	3,660,980
Whitestone, REIT	172,450	2,705,741

		207,455,933

Vietnam (0.00%)(c)
DHG Pharmaceutical JSC	7,440	32,459

TOTAL COMMON STOCKS (Cost $589,427,071)		669,735,388

PREFERRED STOCKS (0.31%)
Brazil (0.31%)
Banco ABC Brasil SA	490,158	2,073,341

TOTAL PREFERRED STOCKS (Cost $2,690,532)		2,073,341

TOTAL INVESTMENTS (99.56%) (Cost $592,117,603)		$671,808,729

Assets In Excess Of Other Liabilities (0.44%)		2,958,048

NET ASSETS (100.00%)		$674,766,777

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2015, the aggregate market value of those securities was $576,190, representing 0.09% of net assets.

(c)	Less than 0.005%.

Common Abbreviations:

AB	- Aktiebolag is the Swedish equivalent of the term corporation.
ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS	- Aktieselskab is the Danish term for a stock-based corporation.
ASA	- Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd	- Berhad is the Malaysian term for public limited company.
JSC	- Joint Stock Company.
Ltd.	- Limited.
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL	- Public Company Limited.
PJSC	- Public Joint Stock Company.
PLC	- Public Limited Company.
REIT	- Real Estate Investment Trust.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAB	de CV - A variable capital company.
SE	- A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
Tbk	PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund
PORTFOLIO OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (95.72%)
Australia (1.78%)
ALS, Ltd.	31,823	$120,161
Austbrokers Holdings, Ltd.	76,551	526,790
Beacon Lighting Group, Ltd.	749,900	927,136
Countplus, Ltd.	822,288	722,167
CTI Logistics, Ltd.	303,549	318,422
LifeHealthcare Group, Ltd.	140,900	276,824
Lycopodium, Ltd.	80,800	81,774
Magellan Financial Group, Ltd.	185,937	2,739,109

		5,712,383

Austria (0.36%)
Palfinger AG	44,094	1,155,924

Bangladesh (0.09%)
Islami Bank Bangladesh, Ltd.	985,000	301,317

Belgium (0.34%)
Melexis NV	21,885	1,095,435

Brazil (1.47%)
Banco ABC Brasil SA(a)	6,025	25,485
Banco Daycoval SA	267,200	833,491
CETIP SA - Mercados Organizados	173,788	2,233,858
Cia Hering	10,000	67,791
Even Construtora e Incorporadora SA	150,700	243,187
Grazziotin SA	42,000	252,008
Odontoprev SA	166,500	640,660
Valid Solucoes SA	30,100	431,322

		4,727,802

Britain (5.99%)
AB Dynamics PLC	191,800	496,037
Abcam PLC	195,189	1,267,315
Advanced Medical Solutions Group PLC	226,395	449,243
Arrow Global Group PLC	232,300	788,485
blinkx PLC(a)	771,300	318,375
Bovis Homes Group PLC	35,174	439,096
Brammer PLC	152,300	791,411
Brit PLC(b)(c)	157,800	647,504
Cambian Group PLC(a)	357,100	1,197,026
Clinigen Group PLC	533,156	4,135,657
Diploma PLC	39,400	451,684
dotdigital group PLC	1,635,156	862,006
EMIS Group PLC	45,396	579,824
Halma PLC	14,736	154,192
Hunting PLC	28,800	171,453
IDOX PLC	768,700	431,287

		Value
	Shares	(Note 2)

Britain (continued)
IG Group Holdings PLC	255,443	$2,771,701
ITE Group PLC	74,900	147,314
Premier Oil PLC	113,358	245,770
RPS Group PLC	282,849	777,074
Topps Tiles PLC	608,528	1,104,461
Tracsis PLC	25,100	164,555
Ultra Electronics Holdings PLC	10,750	282,398
WANdisco PLC(a)	100,245	619,055

		19,292,923

Canada (1.61%)
Bankers Petroleum, Ltd.(a)	215,000	494,058
Cipher Pharmaceuticals, Inc.(a)	21,000	288,550
Delphi Energy Corp.(a)	411,600	378,982
Halogen Software, Inc.(a)	11,995	75,517
Home Capital Group, Inc.	72,559	2,398,267
Mapan Energy, Ltd.(a)(d)	422,300	232,636
Stantec, Inc.	18,820	462,835
TransForce, Inc.	37,296	846,476

		5,177,321

China (7.13%)
51job, Inc., ADR(a)	9,900	348,579
AAC Technologies Holdings, Inc.	50,000	319,536
Airtac International Group	43,000	373,343
BBI Life Sciences Corp.(a)(c)	1,115,500	299,297
Bolina Holding Co., Ltd.	1,526,500	557,253
China Biologic Products, Inc.(a)	6,975	475,276
China Lesso Group Holdings, Ltd.	2,417,000	1,181,229
China Medical System Holdings, Ltd.	546,000	944,376
China Pioneer Pharma Holdings, Ltd.	1,270,000	942,312
China South City Holdings, Ltd.	2,095,000	685,288
Dongpeng Holdings Co., Ltd.	3,375,000	1,166,751
Far East Horizon, Ltd.	1,799,900	1,533,517
Hilong Holding, Ltd.	430,000	132,752
Labixiaoxin Snacks Group, Ltd.(a)	932,000	97,057
Le Saunda Holdings, Ltd.	2,212,000	814,937
Man Wah Holdings, Ltd.	6,080,600	5,192,159
Mindray Medical International, Ltd., ADR	36,450	997,272
Noah Holdings, Ltd.,
Sponsored ADR(a)	35,500	662,785
O2Micro International, Ltd., ADR(a)	75,650	178,534
Pacific Online, Ltd.	548,000	201,405

		Value
	Shares	(Note 2)

China (continued)
Phoenix New Media, Ltd., ADR(a)	134,225	$1,030,848
Sihuan Pharmaceutical Holdings Group, Ltd.	2,476,000	1,593,936
SPT Energy Group, Inc.	1,160,000	185,451
Tao Heung Holdings, Ltd.	18,000	8,015
Technovator International, Ltd.(a)	1,224,000	486,369
Tsui Wah Holdings, Ltd.	2,794,000	909,192
WuXi PharmaTech Cayman, Inc., ADR(a)	40,585	1,627,458

		22,944,927

Colombia (0.48%)
BBVA Colombia SA(a)	2,034,000	267,161
Gran Tierra Energy, Inc.(a)	279,825	598,826
Parex Resources, Inc.(a)	127,261	689,034

		1,555,021

France (2.79%)
1000mercis	4,350	206,451
Akka Technologies SA	17,314	628,031
Alten SA	15,200	636,640
Argan SA, REIT	36,801	831,702
Audika Groupe	22,550	328,711
Ausy(a)	19,838	739,759
Esker SA	34,409	721,857
GameLoft SE(a)	66,290	220,978
Infotel SA	13,061	314,059
Medicrea International(a)	86,569	886,276
MGI Digital Graphic Technology(a)	24,519	707,070
Neurones	19,682	325,865
Norbert Dentressangle SA	6,766	998,242
Prodware(a)	56,904	424,129
Rexel SA	15,700	293,335
SoluCom	9,733	440,041
Thermador Groupe	1,460	117,202
Trigano SA	5,737	171,233

		8,991,581

Georgia (0.90%)
Bank of Georgia Holdings PLC	94,800	2,894,132

Germany (3.01%)
Bertrandt AG	3,377	443,863
CANCOM SE	11,900	508,990
Elmos Semiconductor AG	43,453	859,580
ElringKlinger AG	53,514	1,864,598
First Sensor AG(a)	84,919	913,746
LPKF Laser & Electronics AG	33,679	371,482
LS Telcom AG	37,026	282,324
Nexus AG	49,685	720,047
Norma Group SE	11,160	553,407
Patrizia Immobilien AG(a)	111,017	1,946,703

		Value
	Shares	(Note 2)

Germany (continued)
Softing AG	16,200	$268,455
Wirecard AG	21,496	960,855

		9,694,050

Greece (0.48%)
Sarantis SA	193,917	1,541,544

Hong Kong (2.21%)
Consun Pharmaceutical Group, Ltd.	413,000	323,376
International Housewares Retail Co., Ltd.	5,338,000	1,345,512
Samsonite International SA	384,000	1,165,392
Sinosoft Technology Group, Ltd.	1,872,000	827,257
Value Partners Group, Ltd.	2,193,000	1,863,549
Vitasoy International Holdings, Ltd.	922,000	1,278,505
Wonderful Sky Financial Group Holdings, Ltd.	1,579,000	312,561

		7,116,152

India (8.27%)
Ajanta Pharma, Ltd.	28,923	1,193,042
Bajaj Corp., Ltd.	35,000	233,783
Bajaj Finance, Ltd.	25,400	1,661,160
Balkrishna Industries, Ltd.	46,300	484,185
Biocon, Ltd.	43,100	288,002
City Union Bank, Ltd.	318,400	479,675
Container Corp. of India, Ltd.	13,600	307,021
Credit Analysis & Research, Ltd.	54,800	1,475,211
Crisil, Ltd.	10,700	362,135
Dewan Housing Finance Corp., Ltd.	99,400	752,843
eClerx Services, Ltd.	12,900	267,029
Glenmark Pharmaceuticals, Ltd.	131,400	1,524,304
Hinduja Global Solutions, Ltd.	111,289	1,120,635
IFGL Refractories, Ltd.	108,100	252,386
Indag Rubber, Ltd.	23,900	346,045
Indiabulls Housing Finance, Ltd.	34,778	329,317
Infotech Enterprises, Ltd.	172,700	1,484,827
Ipca Laboratories, Ltd.	47,400	488,503
Jammu & Kashmir Bank, Ltd.	266,000	653,385
Kolte-Patil Developers, Ltd.	277,200	908,193
KPIT Technologies, Ltd.	291,600	973,148
La Opala RG, Ltd.	92,505	618,069
Mahindra & Mahindra Financial Services, Ltd.	14,275	58,805
Mayur Uniquoters, Ltd.	61,571	463,253
MBL Infrastructures, Ltd.	75,935	535,116

		Value
	Shares	(Note 2)

India (continued)
MT Educare, Ltd.	740,381	$1,412,847
NIIT Technologies, Ltd.	45,234	255,226
Persistent Systems, Ltd.	31,816	865,715
PI Industries, Ltd.	45,500	368,018
Poly Medicure, Ltd.	40,687	656,372
Repco Home Finance, Ltd.	70,300	784,798
Somany Ceramics, Ltd.	48,000	268,389
Suprajit Engineering, Ltd.	99,900	248,960
Supreme Industries, Ltd.	38,000	362,330
Time Technoplast, Ltd.	896,073	741,588
Vaibhav Global, Ltd.	145,200	1,926,357
Vakrangee Software, Ltd.	144,500	299,408
Vesuvius India, Ltd.	24,830	287,801
V-Mart Retail, Ltd.	18,567	156,931
WNS Holdings, Ltd., ADR(a)	31,975	719,438

		26,614,250

Indonesia (3.23%)
Astra Graphia Tbk PT	847,000	125,668
Bank Negara Indonesia Persero Tbk PT	2,649,500	1,298,201
Bank Tabungan Pensiunan Nasional Tbk PT(a)	1,961,900	619,507
Bekasi Fajar Industrial Estate Tbk PT	16,320,500	935,805
Express Transindo Utama Tbk PT	5,176,000	395,290
Lippo Cikarang Tbk PT(a)	452,500	408,693
Panin Sekuritas Tbk PT	1,988,300	764,399
Petra Foods, Ltd.	779,700	2,298,708
Selamat Sempurna Tbk PT	6,268,200	2,383,178
Tempo Scan Pacific Tbk PT	3,623,300	758,065
Ultrajaya Milk Industry & Trading Co. Tbk PT	1,251,500	407,408

		10,394,922

Ireland (0.76%)
Beazley PLC	256,300	1,110,442
Irish Residential Properties, REIT PLC(a)	1,175,352	1,341,429

		2,451,871

Israel (1.37%)
Caesarstone Sdot Yam, Ltd.	5,715	354,902
Clicksoftware Technologies, Ltd.(a)	90,150	635,557
Hamlet Israel-Canada, Ltd.	85,639	723,633
Magic Software Enterprises, Ltd.	43,950	238,209
Sarin Technologies, Ltd.	357,400	687,825

		Value
	Shares	(Note 2)

Israel (continued)
Silicom, Ltd.	10,224	$486,458
Wix.com, Ltd.(a)	64,575	1,277,294

		4,403,878

Japan (4.74%)
AIT Corp.	16,200	160,275
Anest Iwata Corp.	97,900	649,428
AP Company Co., Ltd.(a)	22,200	371,462
Arcland Service Co., Ltd.	28,000	947,368
Benefit One, Inc.	17,700	187,719
Central Automotive Products, Ltd.	66,000	445,601
Century Tokyo Leasing Corp.	27,600	652,547
CMIC Co., Ltd.	8,900	151,945
Daikokutenbussan Co., Ltd.	21,000	813,926
Descente, Ltd.	32,000	362,720
Future Architect, Inc.	124,500	680,692
GCA Savvian Corp.	82,300	828,474
Hard Off Corp. Co., Ltd.	100,500	964,595
Hiday Hidaka Corp.	8,540	268,616
JCU Corp.	6,700	309,194
Mamezou Holdings Co., Ltd.	146,800	915,487
Monogatari Corp.	29,200	1,012,470
Nakanishi, Inc.	4,000	146,440
Shaklee Global Group, Inc.(a)	17,900	332,605
SK Kaken Co., Ltd.	6,000	464,958
Sun Frontier Fudousan Co., Ltd.	36,000	279,780
Syuppin Co., Ltd.	110,600	1,746,429
TPR Co., Ltd.	43,000	1,088,128
Trancom Co., Ltd.	34,300	1,470,915

		15,251,774

Kazakhstan (0.03%)
Nostrum Oil & Gas, PLC(a)	8,700	82,162

Luxembourg (0.87%)
Globant SA(a)	79,500	1,103,460
L’Occitane International SA	678,000	1,710,965

		2,814,425

Malaysia (1.00%)
AEON Credit Service M Bhd	322,500	1,109,489
Berjaya Food Bhd	92,300	76,057
CB Industrial Product Holding Bhd	876,633	504,205
Freight Management Holdings Bhd	238,900	105,902
Kossan Rubber Industries	359,100	515,418
My EG Services Bhd	1,090,800	766,937
Padini Holdings Bhd	345,500	138,817

		3,216,825

Mexico (0.70%)
Credito Real SAB de CV	532,535	1,072,566
Genomma Lab Internacional SAB de CV, Class B(a)	519,200	819,179

		Value
	Shares	(Note 2)

Mexico (continued)
Medica Sur SAB de CV, Series B(a)	98,062	$366,747

		2,258,492

Netherlands (0.72%)
Aalberts Industries NV	80,655	2,322,919

Norway (0.27%)
Medistim ASA	49,850	187,863
Zalaris ASA(a)	173,400	668,307

		856,170

Oman (0.12%)
Al Anwar Ceramic Tile Co.	332,400	388,469

Philippines (1.53%)
Concepcion Industrial Corp.	643,600	744,417
Pepsi-Cola Products Philippines, Inc.(a)	12,043,100	1,088,926
Puregold Price Club, Inc.	593,700	564,350
Robinsons Land Corp.	1,074,300	676,176
Security Bank Corp.	537,700	1,850,016

		4,923,885

Poland (0.93%)
Ac SA	28,532	236,499
KRUK SA(a)	27,400	849,878
Magellan SA(a)	22,116	406,642
Wawel SA	3,062	809,231
Work Service SA(a)	135,300	688,601

		2,990,851

Russia (0.02%)
MD Medical Group Investments PLC, GDR(c)	11,855	66,981

Singapore (0.69%)
ARA Asset Management, Ltd.	353,000	442,581
CSE Global, Ltd.	1,958,000	845,645
Riverstone Holdings, Ltd.	392,400	333,743
Super Group, Ltd.	734,000	601,477

		2,223,446

South Africa (4.03%)
ARB Holdings, Ltd.	1,555,570	880,376
Blue Label Telecoms, Ltd.	1,783,400	1,300,220
Cartrack Holdings, Ltd.(a)	1,975,900	1,459,231
Cashbuild, Ltd.	22,586	360,755
Clicks Group, Ltd.	173,700	1,342,464
Comair, Ltd.	1,614,004	776,163
EOH Holdings, Ltd.	40,000	413,898
Interwaste Holdings, Ltd.(a)	9,217,107	1,147,686
Invicta Holdings, Ltd.	105,065	686,058
Italtile, Ltd.	785,972	874,815

		Value
	Shares	(Note 2)

South Africa (continued)
MiX Telematics, Ltd., Sponsored ADR(a)	83,879	$492,370
OneLogix Group, Ltd.(a)	1,015,438	544,768
Super Group, Ltd.(a)	687,900	2,023,004
Transaction Capital, Ltd.	909,700	650,734
Value Group, Ltd.	40,000	16,144

		12,968,686

South Korea (2.85%)
Duksan Hi-Metal Co., Ltd.(a)	57,800	589,311
ENF Technology Co., Ltd.(a)	10,000	74,933
Global Display Co., Ltd.(a)	19,150	111,058
Hanssem Co., Ltd.	2,870	402,782
Hy-Lok Corp.(a)	53,840	1,358,800
iMarketKorea, Inc.	19,820	494,783
ISC Co., Ltd.	54,879	1,689,863
Koh Young Technology, Inc.(a)	13,143	570,000
KONA I Co., Ltd.	35,886	1,118,550
LEENO Industrial, Inc.	15,100	549,936
LF Corp.(a)	5,200	149,007
Solueta Co., Ltd.(a)	84,000	666,017
Vieworks Co., Ltd.(a)	14,454	431,124
Vitzrocell Co., Ltd.	99,500	820,760
Wins Technet Co., Ltd.	17,000	152,301

		9,179,225

Spain (0.00%)(e)
Let’s GOWEX SA(a)	10,700	1

Sri Lanka (0.80%)
Expolanka Holdings PLC	5,864,300	406,592
Hemas Holdings PLC	1,513,499	934,026
Royal Ceramics Lanka PLC	1,460,600	1,233,874

		2,574,492

Sweden (1.77%)
AddTech AB, Class B	10,700	151,055
B&B Tools AB, Class B	75,323	1,288,590
Bufab Holding AB(a)	175,050	1,256,397
Bulten AB	50,900	467,835
Moberg Pharma AB(a)	111,100	521,954
Odd Molly International AB(a)	40,188	188,532
Opus Group AB	767,797	686,676
Vitec Software Group AB, Class B	15,300	244,629
Wihlborgs Fastigheter AB	46,000	900,319

		5,705,987

Switzerland (0.69%)
VZ Holding AG	12,700	2,207,331

Taiwan (4.60%)
ASPEED Technology, Inc.	72,310	661,963
Chipbond Technology Corp.	255,000	521,230

	Shares	Value (Note 2)

Taiwan (continued)
Cowealth Medical Holding Co., Ltd.	166,000	$485,348
Cub Elecparts, Inc.	116,419	1,192,969
DYNACOLOR, Inc.	287,000	636,009
Godex International Co., Ltd.	106,000	325,375
King’s Town Bank Co., Ltd.	1,048,000	1,106,033
Novatek Microelectronics Corp.	206,000	1,133,106
On-Bright Electronics, Inc.	68,000	435,782
Polyronics Tech Corp.	399,000	851,181
Richtek Technology Corp.	60,000	304,083
Silergy Corp.	121,925	889,827
Sinmag Equipment Corp.	88,560	505,607
Sporton International, Inc.	369,830	1,940,581
Test Research, Inc.	488,440	788,574
TSC Auto ID Technology Co., Ltd.	66,000	540,660
Tung Thih Electronic Co., Ltd.	356,000	1,333,160
UDE Corp.	493,000	1,159,054

		14,810,542

Thailand (0.63%)
Jubilee Enterprise PCL	227,600	239,908
LPN Development PCL	1,186,000	758,963
Premier Marketing PCL	3,478,100	1,020,158

		2,019,029

Turkey (1.16%)
Albaraka Turk Katilim Bankasi AS	818,100	576,634
EGE Seramik Sanayi ve Ticaret AS	662,900	1,148,958
Is Girisim Sermayesi Yatirim Ortakligi AS	268,052	242,159
Koza Altin Isletmeleri AS	4,600	36,382
Pinar SUT Mamulleri Sanayii AS	132,600	1,192,495
TAV Havalimanlari Holding AS	35,600	265,548
Turk Traktor ve Ziraat Makineleri AS	8,500	280,771

		3,742,947

United States (24.91%)
2U, Inc.(a)	22,375	398,051
Abaxis, Inc.	8,300	510,284
ABIOMED, Inc.(a)	8,475	438,496
Alamo Group, Inc.	23,250	1,047,412
Alliance Fiber Optic Products, Inc.	45,900	664,632
Amsurg Corp.(a)	29,262	1,614,677
Aratana Therapeutics, Inc.(a)	43,575	722,038
Barrett Business Services, Inc.	16,575	508,024

	Shares	Value (Note 2)

United States (continued)
BioDelivery Sciences International, Inc.(a)	150,700	$1,974,170
Cardica, Inc.(a)	148,600	90,646
Ceco Environmental Corp.	22,400	307,328
Cempra, Inc.(a)	48,375	1,341,922
ChannelAdvisor Corp.(a)	38,750	367,350
Chase Corp.	8,050	288,190
Connecture, Inc.(a)	17,750	168,625
CRA International, Inc.(a)	10,450	308,588
Diamond Hill Investment Group, Inc.	6,375	829,132
Dorman Products, Inc.(a)	10,100	461,873
DXP Enterprises, Inc.(a)	26,500	1,087,030
Enphase Energy, Inc.(a)	28,050	347,539
Entellus Medical, Inc.(a)	10,775	232,632
EPAM Systems, Inc.(a)	9,300	455,049
ePlus, Inc.(a)	14,000	944,160
Escalade, Inc.	42,925	654,177
ExlService Holdings, Inc.(a)	17,725	520,760
First Cash Financial Services, Inc.(a)	16,950	842,754
First Republic Bank	118,925	6,055,661
Fresh Market, Inc.(a)	38,199	1,455,764
Genpact, Ltd.(a)	18,100	363,267
Gentex Corp.	80,700	1,346,883
Geospace Technologies Corp.(a)	10,260	246,035
Grand Canyon Education, Inc.(a)	37,700	1,652,014
HeartWare International, Inc.(a)	3,775	315,326
Hibbett Sports, Inc.(a)	16,025	753,816
Home BancShares, Inc.	41,625	1,232,932
Inphi Corp.(a)	93,650	1,835,540
Integrated Silicon Solution, Inc.	87,950	1,414,236
InvenSense, Inc.(a)	14,800	218,596
IPC The Hospitalist Co., Inc.(a)	24,000	968,640
Jones Energy, Inc., Class A(a)	51,525	525,555
K2M Group Holdings, Inc.(a)	59,750	1,129,275
KEYW Holding Corp.(a)	13,690	121,704
Knight Transportation, Inc.	20,875	594,729
LGI Homes, Inc.(a)	120,925	1,592,582
Littelfuse, Inc.	6,700	661,558
Malibu Boats, Inc., Class A(a)	44,650	974,263
Manitex International, Inc.(a)	68,125	745,288
Marin Software, Inc.(a)	74,875	495,673
MarketAxess Holdings, Inc.	13,180	1,001,285
Mastech Holdings, Inc.(a)	52,378	545,255
Mavenir Systems, Inc.(a)	44,600	533,862
MaxLinear, Inc., Class A(a)	144,275	1,161,414
MEDNAX, Inc.(a)	4,700	319,083
Mesa Laboratories, Inc.	4,325	329,435
Microchip Technology, Inc.	25,175	1,135,392

	Shares	Value (Note 2)

United States (continued)
Navigant Consulting, Inc.(a)	41,075	$592,712
NorthStar Asset Management Group, Inc.	35,400	749,418
NorthStar Realty Finance Corp., REIT	104,375	1,973,731
NxStage Medical, Inc.(a)	57,425	1,027,333
Patrick Industries, Inc.(a)	19,600	842,800
Patriot National, Inc.(a)	30,000	406,200
Perficient, Inc.(a)	46,250	832,500
Performant Financial Corp.(a)	99,245	492,255
Pericom Semiconductor Corp.(a)	34,975	510,985
Power Integrations, Inc.	27,340	1,410,197
RealPage, Inc.(a)	15,975	287,710
Redwood Trust, Inc., REIT	44,400	884,892
Roadrunner Transportation Systems, Inc.(a)	290,825	5,909,564
Ruckus Wireless, Inc.(a)	24,950	264,221
Rush Enterprises, Inc., Class A(a)	33,950	950,600
Shake Shack, Inc., Class A(a)	675	30,983
Signature Bank(a)	13,125	1,537,331
Silicon Laboratories, Inc.(a)	16,875	738,450
Sonus Networks, Inc.(a)	16,745	319,495
STAAR Surgical Co.(a)	123,875	743,250
Swift Transportation Co.(a)	19,425	477,467
Synaptics, Inc.(a)	19,150	1,470,912
Synergetics USA, Inc.(a)	50,939	244,507
Syntel, Inc.(a)	14,175	613,069
Tandy Leather Factory, Inc.	30,975	264,527
Transcat, Inc.(a)	169,615	1,545,193
TriMas Corp.(a)	77,000	2,078,230
TriNet Group, Inc.(a)	11,595	384,606
TubeMogul, Inc.(a)	39,350	597,333
Universal Truckload Services, Inc.	61,500	1,448,940
Virtusa Corp.(a)	8,300	310,918
Vitamin Shoppe, Inc.(a)	26,525	1,121,212
Vocera Communications, Inc.(a)	13,400	120,064
Wesco Aircraft Holdings, Inc.(a)	99,800	1,301,392
Whitestone, REIT	52,800	828,432

		80,162,031

Vietnam (0.39%)
Binh Minh Plastics JSC	73,100	269,191
DHG Pharmaceutical JSC	46,666	203,591
Traphaco JSC	89,000	311,579

	Shares	Value (Note 2)

Vietnam (continued)
Vietnam Dairy Products JSC	97,636	$476,340

		1,260,701

TOTAL COMMON STOCKS (Cost $303,944,014)		308,092,804

PREFERRED STOCKS (0.32%)
Brazil (0.32%)
Banco ABC Brasil SA	241,655	1,022,188

TOTAL PREFERRED STOCKS (Cost $1,293,521)		1,022,188

RIGHTS (0.01%)
South Africa (0.01%)
Invicta Holdings, Ltd., Rights, Strike Price 69.00 ZAR (expiring 02/13/15)(a)	38,623	24,875

TOTAL RIGHTS (Cost $0)		24,875

TOTAL INVESTMENTS (96.05%) (Cost $305,237,535)		$309,139,867

Assets In Excess Of Other Liabilities (3.95%)		12,710,751

NET ASSETS (100.00%)		$321,850,618

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2015, these securities had a total aggregate market value of $647,504, representing 0.20% of net assets.

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2015, the aggregate market value of those securities was $1,013,782, representing 0.32% of net assets.

(d)

Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of January 31, 2015, these securities had a total value of $232,636 or 0.07% of Total Net Assets.

(e)	Less than 0.005%.

Common Abbreviations:

AB	- Aktiebolag is the Swedish equivalent of the term corporation.
ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS	- Aktieselskab is the Danish term for a stock-based corporation.
ASA	- Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd	- Berhad is the Malaysian term for public limited company.
GDR	- Global Depositary Receipt.
JSC	- Joint Stock Company.
Ltd.	- Limited.
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL	- Public Company Limited.
PLC	- Public Limited Company.
REIT	- Real Estate Investment Trust.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAB	de CV - A variable capital company.
SE	- A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
Tbk	PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2015 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (90.41%)
Australia (1.38%)
ALS, Ltd.	300,232	$1,133,651
Countplus, Ltd.	974,352	855,716
CTI Logistics, Ltd.	1,440,177	1,510,742
Magellan Financial Group, Ltd.	431,500	6,356,593
Medical Developments International, Ltd.(a)	576,538	821,368

		10,678,070

Austria (0.84%)
Palfinger AG	247,221	6,480,894

Belgium (1.64%)
Melexis NV	253,523	12,689,879

Brazil (3.13%)
Banco ABC Brasil SA(a)	17,429	73,724
Banco Daycoval SA	1,467,500	4,577,648
CETIP SA - Mercados Organizados	798,642	10,265,684
Even Construtora e Incorporadora SA	1,113,700	1,797,194
Tegma Gestao Logistica	607,144	3,133,865
Valid Solucoes SA	298,900	4,283,129

		24,131,244

Britain (10.84%)
Abcam PLC	512,766	3,329,265
Advanced Medical Solutions Group PLC	1,893,481	3,757,296
Arrow Global Group PLC	965,500	3,277,151
blinkx PLC(a)	3,174,500	1,310,362
Bovis Homes Group PLC	321,251	4,010,352
Brammer PLC	551,817	2,867,458
Brit PLC(b)(c)	700,000	2,872,322
Cambian Group PLC(a)	859,800	2,882,114
Clinigen Group PLC	2,366,773	18,358,905
Diploma PLC	290,300	3,328,015
EMIS Group PLC	611,900	7,815,545
Halma PLC	245,129	2,564,938
Hunting PLC	403,100	2,399,754
IG Group Holdings PLC	833,365	9,042,480
Premier Oil PLC	894,941	1,940,313
RPS Group PLC	2,846,790	7,821,016
Tracsis PLC	253,100	1,659,314
Ultra Electronics Holdings PLC	167,000	4,387,028

		83,623,628

Canada (3.06%)
Delphi Energy Corp.(a)	1,057,100	973,327
Halogen Software, Inc.(a)	136,700	860,628

	Shares	Value (Note 2)

Canada (continued)
Home Capital Group, Inc.	310,260	$10,254,915
Mapan Energy, Ltd.(a)(d)	1,449,000	798,222
Richelieu Hardware, Ltd.	98,550	4,594,398
Stantec, Inc.	158,352	3,894,310
TransForce, Inc.	97,400	2,210,605

		23,586,405

China (7.31%)
BBI Life Sciences Corp.(a)(c)	2,472,000	663,256
China Medical System Holdings, Ltd.	4,261,000	7,369,939
China Pioneer Pharma Holdings, Ltd.	3,577,000	2,654,054
Dongpeng Holdings Co., Ltd.	15,857,000	5,481,826
Far East Horizon, Ltd.	8,029,000	6,840,717
Labixiaoxin Snacks Group, Ltd.(a)	2,491,000	259,410
Le Saunda Holdings, Ltd.	5,608,800	2,066,373
Man Wah Holdings, Ltd.	14,824,200	12,658,226
Mindray Medical International, Ltd., ADR	40,650	1,112,184
Noah Holdings, Ltd., Sponsored ADR(a)	70,625	1,318,569
O2Micro International, Ltd., ADR(a)	569,914	1,344,997
Pacific Online, Ltd.	5,136,152	1,887,673
Sihuan Pharmaceutical Holdings Group, Ltd.	6,550,000	4,216,593
SPT Energy Group, Inc.	13,743,000	2,197,114
Tao Heung Holdings, Ltd.	2,203,700	981,263
WuXi PharmaTech Cayman, Inc., ADR(a)	132,850	5,327,285

		56,379,479

Colombia (0.73%)
Gran Tierra Energy, Inc.(a)	1,288,325	2,757,015
Parex Resources, Inc.(a)	528,345	2,860,639

		5,617,654

France (2.86%)
Alten SA	69,000	2,890,012
Argan SA, REIT	59,250	1,339,050
Audika Groupe	128,451	1,872,430
Esker SA	78,800	1,653,124
GameLoft SE(a)	251,700	839,042
Infotel SA	30,000	721,367
Medicrea International(a)	193,596	1,981,996
MGI Digital Graphic Technology(a)	59,950	1,728,817
Neurones	79,220	1,311,606
Norbert Dentressangle SA	19,180	2,829,780
Prodware(a)	268,000	1,997,513
SoluCom	35,971	1,626,295

	Shares	Value (Note 2)

France (continued)
Thermador Groupe	16,307	$1,309,047

		22,100,079

Georgia (0.86%)
Bank of Georgia Holdings PLC	218,211	6,661,725

Germany (4.58%)
Bertrandt AG	48,704	6,401,517
CANCOM SE	32,000	1,368,712
ElringKlinger AG	137,802	4,801,460
First Sensor AG(a)	128,164	1,379,072
Nexus AG	364,726	5,285,699
Norma Group SE	59,103	2,930,823
Patrizia Immobilien AG(a)	328,425	5,758,990
Softing AG	96,691	1,602,297
Wirecard AG	130,211	5,820,335

		35,348,905

Hong Kong (1.87%)
International Housewares Retail Co., Ltd.	10,201,000	2,571,295
Samsonite International SA	649,000	1,969,635
Sinosoft Technology Group, Ltd.	750,000	331,433
Value Partners Group, Ltd.	7,720,000	6,560,235
Vitasoy International Holdings, Ltd.	2,163,338	2,999,824

		14,432,422

India (9.47%)
AIA Engineering, Ltd.	103,424	1,891,850
Ajanta Pharma, Ltd.	194,022	8,003,192
Amara Raja Batteries, Ltd.	135,100	1,874,010
Bajaj Corp., Ltd.	476,500	3,182,786
Bajaj Finance, Ltd.	85,226	5,573,782
City Union Bank, Ltd.	1,027,565	1,548,044
Credit Analysis & Research, Ltd.	168,100	4,525,237
Crisil, Ltd.	53,960	1,826,241
Dewan Housing Finance Corp., Ltd.	126,500	958,094
Glenmark Pharmaceuticals, Ltd.	643,100	7,460,275
Hinduja Global Solutions, Ltd.	340,600	3,429,702
Indiabulls Housing Finance, Ltd.	83,500	790,672
Infotech Enterprises, Ltd.	434,267	3,733,708
Ipca Laboratories, Ltd.	134,500	1,386,152
Jammu & Kashmir Bank, Ltd.	1,062,500	2,609,856
Kolte-Patil Developers, Ltd.	684,300	2,241,978
KPIT Technologies, Ltd.	1,699,321	5,671,091
Mahindra & Mahindra Financial Services, Ltd.	79,800	328,730

	Shares	Value (Note 2)

India (continued)
Persistent Systems, Ltd.	93,873	$2,554,291
Poly Medicure, Ltd.	11,621	187,473
Supreme Industries, Ltd.	198,834	1,895,881
Time Technoplast, Ltd.	4,384,100	3,628,272
Vaibhav Global, Ltd.	260,500	3,456,034
Vakrangee Software, Ltd.	1,805,600	3,741,258
Vesuvius India, Ltd.	49,516	573,933

		73,072,542

Indonesia (3.41%)
Astra Graphia Tbk PT	10,792,000	1,601,191
Bank Negara Indonesia Persero Tbk PT	7,368,000	3,610,168
Bank Tabungan Pensiunan Nasional Tbk PT(a)	2,566,200	810,326
Express Transindo Utama Tbk PT	22,620,500	1,727,522
Lippo Cikarang Tbk PT(a)	1,413,500	1,276,659
Panin Sekuritas Tbk PT	4,740,500	1,822,478
Petra Foods, Ltd.	1,854,600	5,467,723
Selamat Sempurna Tbk PT	14,531,800	5,525,010
Tempo Scan Pacific Tbk PT	12,461,000	2,607,085
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,739,500	1,868,413

		26,316,575

Ireland (1.03%)
Beazley PLC	925,100	4,008,077
Irish Residential Properties, REIT PLC(a)	3,419,494	3,902,667

		7,910,744

Israel (0.46%)
Caesarstone Sdot Yam, Ltd.	27,100	1,682,910
Sarin Technologies, Ltd.	976,000	1,878,337

		3,561,247

Japan (6.66%)
AIT Corp.	339,800	3,361,825
AP Company Co., Ltd.(a)	41,200	689,380
Arcland Service Co., Ltd.	67,700	2,290,600
Benefit One, Inc.	426,900	4,527,536
Century Tokyo Leasing Corp.	79,000	1,867,797
CMIC Co., Ltd.	137,755	2,351,819
Daikokutenbussan Co., Ltd.	66,500	2,577,431
Descente, Ltd.	71,000	804,785
Future Architect, Inc.	464,700	2,540,703
GCA Savvian Corp.	369,400	3,718,568
Hard Off Corp. Co., Ltd.	101,500	974,193
Hiday Hidaka Corp.	84,860	2,669,180
JCU Corp.	17,000	784,521
Monogatari Corp.	100,900	3,498,568
Prestige International, Inc.	238,600	2,042,169
SK Kaken Co., Ltd.	37,000	2,867,240

	Shares	Value (Note 2)

Japan (continued)
Sun Frontier Fudousan Co., Ltd.	88,000	$683,907
Syuppin Co., Ltd.	152,200	2,403,314
Trancom Co., Ltd.	250,090	10,724,814

		51,378,350

Luxembourg (0.92%)
L’Occitane International SA	2,802,712	7,072,777

Malaysia (2.21%)
AEON Credit Service M Bhd	1,050,040	3,612,427
Berjaya Food Bhd	387,916	319,649
CB Industrial Product Holding Bhd	3,120,600	1,794,848
Kossan Rubber Industries	1,763,000	2,530,443
My EG Services Bhd	5,668,800	3,985,709
Padini Holdings Bhd	8,083,750	3,247,930
Uzma Bhd	2,852,800	1,523,067

		17,014,073

Mexico (0.67%)
Credito Real SAB de CV	1,071,024	2,157,124
Genomma Lab Internacional SAB de CV, Class B(a)	1,888,400	2,979,463

		5,136,587

Netherlands (0.72%)
Aalberts Industries NV	193,874	5,583,703

Norway (0.30%)
Medistim ASA	417,000	1,571,495
Zalaris ASA(a)	188,200	725,348

		2,296,843

Oman (0.27%)
Al Anwar Ceramic Tile Co.	1,779,800	2,080,016

Philippines (1.59%)
Pepsi-Cola Products Philippines, Inc.(a)	45,267,500	4,093,045
Puregold Price Club, Inc.	1,432,000	1,361,209
Security Bank Corp.	1,988,760	6,842,546

		12,296,800

Russia (0.11%)
MD Medical Group Investments PLC, GDR(c)	157,000	887,050

Singapore (1.06%)
ARA Asset Management, Ltd.	2,460,212	3,084,544
CSE Global, Ltd.	5,921,055	2,557,258

	Shares	Value (Note 2)

Singapore (continued)
Riverstone Holdings, Ltd.	2,940,000	$2,500,517

		8,142,319

South Africa (3.15%)
Blue Label Telecoms, Ltd.	2,697,900	1,966,953
Cartrack Holdings, Ltd.(a)	4,849,500	3,581,425
Cashbuild, Ltd.	13,118	209,528
Clicks Group, Ltd.	273,485	2,113,666
Ellies Holdings, Ltd.(a)	3,854,240	463,369
EOH Holdings, Ltd.	294,856	3,051,008
Italtile, Ltd.	3,988,625	4,439,481
MiX Telematics, Ltd., Sponsored ADR(a)	164,500	965,615
OneLogix Group, Ltd.(a)	2,450,980	1,314,916
Super Group, Ltd.(a)	1,966,797	5,784,034
Value Group, Ltd.	1,017,368	410,617

		24,300,612

South Korea (5.17%)
Duksan Hi-Metal Co., Ltd.(a)	261,600	2,667,191
ENF Technology Co., Ltd.(a)	144,600	1,083,539
Global Display Co., Ltd.(a)	329,250	1,909,452
Hanssem Co., Ltd.	18,000	2,526,157
Hy-Lok Corp.(a)	373,672	9,430,639
ISC Co., Ltd.	162,187	4,994,148
Koh Young Technology, Inc.(a)	80,383	3,486,141
KONA I Co., Ltd.	200,262	6,242,073
KT Skylife Co., Ltd.	79,100	1,168,043
LEENO Industrial, Inc.	85,720	3,121,886
LF Corp.(a)	70,470	2,019,329
Wins Technet Co., Ltd.	140,300	1,256,931

		39,905,529

Sweden (3.65%)
AddTech AB, Class B	346,113	4,886,167
Beijer Alma AB	122,700	2,953,788
Bufab Holding AB(a)	836,000	6,000,271
Indutrade AB	81,850	3,331,442
Moberg Pharma AB(a)	371,800	1,746,738
Nibe Industrier AB, Class B	224,581	5,704,859
Odd Molly International AB(a)	72,938	342,171
Opus Group AB	3,582,512	3,204,006

		28,169,442

Switzerland (0.96%)
VZ Holding AG	42,480	7,383,262

Taiwan (7.50%)
ASPEED Technology, Inc.	240,799	2,204,400
Cleanaway Co., Ltd.	476,000	2,327,692
Cowealth Medical Holding Co., Ltd.	784,000	2,292,247
Cub Elecparts, Inc.	335,431	3,437,230
King’s Town Bank Co., Ltd.	4,113,000	4,340,757

	Shares	Value (Note 2)

Taiwan (continued)
Novatek Microelectronics Corp.	791,000	$4,350,907
On-Bright Electronics, Inc.	383,000	2,454,478
Polyronics Tech Corp.	2,786,300	5,943,972
Richtek Technology Corp.	164,000	831,160
Silergy Corp.	619,199	4,519,005
Sinmag Equipment Corp.	504,500	2,880,294
Sporton International, Inc.	1,923,340	10,092,199
Test Research, Inc.	1,907,252	3,079,210
TSC Auto ID Technology Co., Ltd.	451,000	3,694,507
UDE Corp.	1,601,000	3,763,986
Voltronic Power Technology Corp.	183,650	1,656,849

		57,868,893

Thailand (0.85%)
LPN Development PCL	5,359,100	3,429,475
Premier Marketing PCL	10,552,000	3,094,995

		6,524,470

Turkey (0.39%)
Albaraka Turk Katilim Bankasi AS	4,272,500	3,011,450

United Arab Emirates (0.18%)
Aramex PJSC	1,561,000	1,389,709

United States (0.57%)
First Cash Financial Services, Inc.(a)	88,200	4,385,304

Vietnam (0.01%)
DHG Pharmaceutical JSC	25,000	109,068

TOTAL COMMON STOCKS (Cost $632,555,522)		697,527,749

PREFERRED STOCKS (0.36%)
Brazil (0.36%)
Banco ABC Brasil SA	667,706	2,824,360

TOTAL PREFERRED STOCKS (Cost $3,580,817)		2,824,360

TOTAL INVESTMENTS (90.77%) (Cost $636,136,339)		$700,352,109

Assets In Excess Of Other Liabilities (9.23%)		71,195,852

NET ASSETS (100.00%)		$771,547,961

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2015, these securities had a total aggregate market value of $2,872,322, representing 0.37% of net assets.

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2015, the aggregate market value of those securities was $4,422,628, representing 0.57% of net assets.

(d)

Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of January 31, 2015, these securities had a total value of $798,222 or 0.10% of Total Net Assets.

Common Abbreviations:

AB	- Aktiebolag is the Swedish equivalent of the term corporation.
ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS	- Aktieselskab is the Danish term for a stock-based corporation.
ASA	- Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd	- Berhad is the Malaysian term for public limited company.
GDR	- Global Depositary Receipt.
JSC	- Joint Stock Company.
Ltd.	- Limited.
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL	- Public Company Limited.
PJSC	- Public Joint Stock Company.
PLC	- Public Limited Company.
REIT	- Real Estate Investment Trust.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAB	de CV - A variable capital company.
SE	- A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
Tbk	PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2015, the Trust had 32 registered funds. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, and Grandeur Peak International Opportunity Fund (individually a “Fund” and collectively, the “Funds”). The Grandeur Peak Emerging Markets Opportunities Fund seeks long-term growth of capital and invests primarily in small and micro-cap companies domiciled in emerging or frontier markets. The Grandeur Peak Global Opportunities Fund seeks long-term growth of capital and invests primarily in foreign and domestic small and micro cap companies. The Grandeur Peak Global Reach Fund seeks long-term growth of capital and invests primarily in foreign and domestic small and micro cap companies. The Grandeur Peak International Opportunities Fund seeks long-term growth of capital and invests primarily in foreign small and micro cap companies. The Funds offer Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund are registered as non-diversified investment companies for purpose of the 1940 Act. The Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund were each previously a non-diversified investment company for the diversification purposes of the Investment Company Act of 1940. As a result of operating in a diversified manner for the past three years, the Funds are now deemed to be diversified under the Investment Company Act of 1940. Neither Fund may resume operating in a non-diversified manner without first obtaining shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Funds are considered investment companies for financial reporting purposes under GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2015:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
Bangladesh	$4,008,316	$–	$–	$4,008,316
Brazil	10,323,173	6,740,238	–	17,063,411
China	22,784,441	37,052,754	–	59,837,195
Colombia	4,745,463	–	–	4,745,463
Georgia	–	4,750,193	–	4,750,193
Greece	–	1,856,535	–	1,856,535
Hong Kong	–	14,784,512	–	14,784,512
India	16,455,149	46,978,056	–	63,433,205
Indonesia	2,582,323	18,252,340	–	20,834,663
Kazakhstan	1,185,113	–	–	1,185,113
Luxembourg	1,244,509	–	–	1,244,509
Malaysia	–	10,297,776	–	10,297,776
Mexico	8,332,043	–	–	8,332,043
Oman	2,128,113	–	–	2,128,113
Philippines	4,446,911	13,168,505	–	17,615,416
Poland	3,397,561	4,368,532	–	7,766,093
Russia	1,094,970	–	–	1,094,970
South Africa	17,666,605	11,389,988	–	29,056,593
South Korea	4,611,492	22,401,705	–	27,013,197
Sri Lanka	6,839,555	1,957,238	–	8,796,793
Taiwan	–	54,422,389	–	54,422,389
Thailand	2,662,592	5,152,984	–	7,815,576
Turkey	5,102,574	3,021,929	–	8,124,503
United Arab Emirates	401,622	–	–	401,622
United States	1,368,543	–	–	1,368,543
Vietnam	1,145,605	–	–	1,145,605
Preferred Stocks
Brazil	1,607,396	–	–	1,607,396
Rights
South Africa	54,475	–	–	54,475

Total	$124,188,544	$256,595,674	$–	$380,784,218

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Opportunities Fund
Common Stocks
Australia	$–	$7,874,391	$–	$7,874,391
Austria	–	5,736,887	–	5,736,887
Belgium	–	10,142,673	–	10,142,673
Brazil	8,540,185	7,076,017	–	15,616,202
Britain	25,669,090	22,767,336	–	48,436,426
Canada	12,389,863	–	–	12,389,863
China	11,599,249	31,039,424	–	42,638,673
Colombia	4,771,936	–	–	4,771,936
France	6,352,841	5,467,638	–	11,820,479
Georgia	–	5,263,169	–	5,263,169
Germany	2,320,093	21,157,861	–	23,477,954
Greece	–	620,984	–	620,984
Hong Kong	–	12,057,892	–	12,057,892
India	22,769,672	34,855,848	–	57,625,520
Indonesia	2,239,704	22,758,180	–	24,997,884
Ireland	–	3,032,811	–	3,032,811
Israel	2,052,007	–	–	2,052,007
Japan	3,226,620	31,746,854	–	34,973,474
Luxembourg	–	4,652,798	–	4,652,798
Malaysia	–	9,454,416	–	9,454,416
Mexico	3,230,403	–	–	3,230,403
Netherlands	–	3,451,595	–	3,451,595
Norway	–	610,664	–	610,664
Oman	817,959	–	–	817,959
Philippines	–	7,110,324	–	7,110,324
Poland	–	649,076	–	649,076
Singapore	–	5,509,603	–	5,509,603
South Africa	4,556,996	9,046,692	–	13,603,688
South Korea	6,395,422	16,469,902	–	22,865,324
Sweden	1,909,678	16,705,509	–	18,615,187
Switzerland	–	4,775,309	–	4,775,309
Taiwan	–	34,072,734	–	34,072,734
Thailand	2,275,491	2,796,515	–	5,072,006
Turkey	1,650,035	1,904,408	–	3,554,443
United Arab Emirates	672,242	–	–	672,242
United States	207,455,933	–	–	207,455,933
Vietnam	32,459	–	–	32,459
Preferred Stocks
Brazil	2,073,341	–	–	2,073,341

Total	$333,001,219	$338,807,510	$–	$671,808,729

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Reach Fund
Common Stocks
Australia	$81,774	$5,630,609	$–	$5,712,383
Austria	–	1,155,924	–	1,155,924
Bangladesh	301,317	–	–	301,317
Belgium	–	1,095,435	–	1,095,435
Brazil	1,827,799	2,900,003	–	4,727,802
Britain	9,300,775	9,992,148	–	19,292,923
Canada	5,177,321	–	–	5,177,321
China	7,344,053	15,600,874	–	22,944,927
Colombia	1,287,860	267,161	–	1,555,021
France	4,399,151	4,592,430	–	8,991,581
Georgia	–	2,894,132	–	2,894,132
Germany	720,047	8,974,003	–	9,694,050
Greece	–	1,541,544	–	1,541,544
Hong Kong	–	7,116,152	–	7,116,152
India	7,546,764	19,067,486	–	26,614,250
Indonesia	1,383,906	9,011,016	–	10,394,922
Ireland	1,341,429	1,110,442	–	2,451,871
Israel	3,716,053	687,825	–	4,403,878
Japan	797,563	14,454,211	–	15,251,774
Kazakhstan	82,162	–	–	82,162
Luxembourg	1,103,460	1,710,965	–	2,814,425
Malaysia	–	3,216,825	–	3,216,825
Mexico	2,258,492	–	–	2,258,492
Netherlands	–	2,322,919	–	2,322,919
Norway	–	856,170	–	856,170
Oman	388,469	–	–	388,469
Philippines	744,417	4,179,468	–	4,923,885
Poland	1,331,742	1,659,109	–	2,990,851
Russia	66,981	–	–	66,981
Singapore	–	2,223,446	–	2,223,446
South Africa	6,889,361	6,079,325	–	12,968,686
South Korea	1,358,800	7,820,425	–	9,179,225
Spain	–	1	–	1
Sri Lanka	2,167,900	406,592	–	2,574,492
Sweden	686,676	5,019,311	–	5,705,987
Switzerland	–	2,207,331	–	2,207,331
Taiwan	–	14,810,542	–	14,810,542
Thailand	1,260,066	758,963	–	2,019,029
Turkey	2,583,612	1,159,335	–	3,742,947
United States	80,162,031	–	–	80,162,031
Vietnam	949,122	311,579	–	1,260,701
Preferred Stocks
Brazil	1,022,188	–	–	1,022,188
Rights
South Africa	24,875	–	–	24,875

Total	$148,306,166	$160,833,701	$–	$309,139,867

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$821,368	$9,856,702	$–	$10,678,070
Austria	–	6,480,894	–	6,480,894
Belgium	–	12,689,879	–	12,689,879
Brazil	13,791,836	10,339,408	–	24,131,244
Britain	36,862,924	46,760,704	–	83,623,628
Canada	23,586,405	–	–	23,586,405
China	15,248,117	41,131,362	–	56,379,479
Colombia	5,617,654	–	–	5,617,654
France	8,967,860	13,132,219	–	22,100,079
Georgia	–	6,661,725	–	6,661,725
Germany	5,285,699	30,063,206	–	35,348,905
Hong Kong	–	14,432,422	–	14,432,422
India	20,780,188	52,292,354	–	73,072,542
Indonesia	2,632,804	23,683,771	–	26,316,575
Ireland	3,902,667	4,008,077	–	7,910,744
Israel	1,682,910	1,878,337	–	3,561,247
Japan	2,867,240	48,511,110	–	51,378,350
Luxembourg	–	7,072,777	–	7,072,777
Malaysia	–	17,014,073	–	17,014,073
Mexico	5,136,587	–	–	5,136,587
Netherlands	–	5,583,703	–	5,583,703
Norway	–	2,296,843	–	2,296,843
Oman	2,080,016	–	–	2,080,016
Philippines	–	12,296,800	–	12,296,800
Russia	887,050	–	–	887,050
Singapore	–	8,142,319	–	8,142,319
South Africa	7,597,507	16,703,105	–	24,300,612
South Korea	9,430,639	30,474,890	–	39,905,529
Sweden	3,204,006	24,965,436	–	28,169,442
Switzerland	–	7,383,262	–	7,383,262
Taiwan	–	57,868,893	–	57,868,893
Thailand	3,094,995	3,429,475	–	6,524,470
Turkey	–	3,011,450	–	3,011,450
United Arab Emirates	1,389,709	–	–	1,389,709
United States	4,385,304	–	–	4,385,304
Vietnam	109,068	–	–	109,068
Preferred Stocks
Brazil	2,824,360	–	–	2,824,360

Total	$182,186,913	$518,165,196	$–	$700,352,109

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2015, the security amounts the Funds transferred between Levels 1 and 2 at January 31, 2015, were as follows:

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

Grandeur Peak Emerging Markets Opportunities Fund

	Level 1 -		Level 2 -
	Quoted Prices		Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$–	$(211,678,116)	$211,678,116	$–

Total	$–	$(211,678,116)	$211,678,116	$–

Grandeur Peak Global Opportunities Fund

	Level 1 -		Level 2 -
	Quoted Prices		Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$–	$(270,473,251)	$270,473,251	$–

Total	$–	$(270,473,251)	$270,473,251	$–

Grandeur Peak Global Reach Fund

	Level 1 -		Level 2 -
	Quoted Prices		Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$–	$(114,482,798)	$114,482,798	$–

Total	$–	$(114,482,798)	$114,482,798	$–

Grandeur Peak International Opportunities Fund

	Level 1 -		Level 2 -
	Quoted Prices		Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$–	$(438,097,345)	$438,097,345	$–

Total	$–	$(438,097,345)	$438,097,345	$–

The above transfers were due to the Funds utilizing a fair value evaluation service with respect to international securities with an earlier market closing than the Funds’ net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting date, it results in certain securities transferring from a Level 1 to a Level 2.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Total

Balance as of April 30, 2014	$2,701,643	$2,701,643
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Loss	(3,141,617)	(3,141,617)
Change in Unrealized Appreciation	1,572,793	1,572,793
Purchases	-	-
Sales Proceeds	(990,461)	(990,461)
Transfer into Level 3	-	-
Transfer out of Level 3	(142,358)	(142,358)

Balance as of January 31, 2015	$-	$ -

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

	Common Stocks	Total

Grandeur Peak Global Opportunities Fund
Balance as of April 30, 2014	$4,062,331	$4,062,331
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Loss	(4,260,268)	(4,260,268)
Change in Unrealized Appreciation	2,158,046	2,158,046
Purchases	141,038	141,038
Sales Proceeds	(1,974,827)	(1,974,827)
Transfer into Level 3	-	-
Transfer out of Level 3	(126,320)	(126,320)

Balance as of January 31, 2015	$-	$-

	Common Stocks	Total

Grandeur Peak Global Reach Fund
Balance as of April 30, 2014	$941,990	$941,990
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Loss	(695,777)	(695,777)
Change in Unrealized Appreciation	171,186	171,186
Purchases	-	-
Sales Proceeds	(320,342)	(320,342)
Transfer into Level 3	-	-
Transfer out of Level 3	(97,057)	(97,057)

Balance as of January 31, 2015	$-	$-

	Common Stocks	Total

Grandeur Peak International Opportunities Fund
Balance as of April 30, 2014	$4,769,152	$4,769,152
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Loss	(4,840,506)	(4,840,506)
Change in Unrealized Appreciation	2,127,275	2,127,275
Purchases	-	-
Sales Proceeds	(1,796,511)	(1,796,511)
Transfer into Level 3	-	-
Transfer out of Level 3	(259,410)	(259,410)

Balance as of January 31, 2015	$-	$-

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross	Gross		Cost of
	Appreciation	Depreciation		Investments for
	(excess of value	(excess of tax cost	Net Unrealized	Income Tax
	over tax cost)	over value)	Appreciation	Purposes

Grandeur Peak Emerging Markets Opportunities Fund	$49,215,996	$(42,929,660)	$6,286,336	$374,497,882
Grandeur Peak Global Opportunities Fund	140,473,873	(61,119,031)	79,354,842	592,453,887
Grandeur Peak Global Reach Fund	31,808,510	(28,134,734)	3,673,776	305,466,091
Grandeur Peak International Opportunities Fund	144,384,985	(80,413,662)	63,971,323	636,380,786

PATHWAY ADVISORS CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2015 (Unaudited)

			Value
Description		Shares	(Note 2)

EXCHANGE TRADED FUNDS (37.70%)
iShares® Core U.S. Aggregate Bond ETF		10,245	$1,151,333
Schwab U.S. TIPs ETF™(a)		4,500	251,640
Vanguard® FTSE Emerging Markets ETF		4,355	173,939
Vanguard® S&P 500® ETF		2,286	418,315
Vanguard® Total International Stock ETF		3,593	174,153
Vanguard® Total Stock Market ETF		9,334	962,335

TOTAL EXCHANGE TRADED FUNDS (Cost $3,043,450)			3,131,715

OPEN-END MUTUAL FUNDS (62.32%)
Catalyst Hedged Futures Strategy Fund - Class I		16,122	171,859
Deutsche Global Infrastructure Fund - Institutional Class		11,699	174,664
DoubleLine Total Return Bond Fund - Class I		104,273	1,156,392
Goldman Sachs Strategic Income Fund - Institutional Class		49,769	500,675
Hartford World Bond Fund - Class Y		32,557	342,502
Loomis Sayles Bond Fund - Institutional Class		21,825	319,299
Metropolitan West Total Return Bond Fund - Class I		59,642	661,429
Osterweis Strategic Income Fund - Class I		28,320	323,703
PIMCO All Asset All Authority Fund - Institutional Class		19,241	176,825
Putnam Capital Spectrum Fund - Class Y		8,870	332,905
Templeton Global Bond Fund - Advisor Class		41,413	510,618
Vanguard® Wellington Fund - Class Admiral		7,583	505,615

TOTAL OPEN-END MUTUAL FUNDS (Cost $5,234,745)			5,176,486

7-Day			Value
Yield		Shares	(Note 2)

SHORT TERM INVESTMENTS (0.44%)
Dreyfus Cash Management, Institutional Shares	0.030%	36,678	36,678

TOTAL SHORT TERM INVESTMENTS (Cost $36,678)			36,678

TOTAL INVESTMENTS (100.46%) (Cost $8,314,873)			$8,344,879

Liabilities in Excess of Other Assets (-0.46%)			(38,470)

NET ASSETS (100.00%)			$8,306,409

(a)	Non-income producing security.

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

S&P - Standard & Poor’s.

TIPS - Treasury Inflation Protected Securities.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2015 (Unaudited)

			Value
Description		Shares	(Note 2)

EXCHANGE TRADED FUNDS (50.11%)
iShares® Core U.S. Aggregate Bond ETF		29,110	$3,271,382
iShares® Dow Jones International Select Dividend Index Fund		41,889	1,412,916
iShares® Dow Jones Select Dividend Index Fund		11,719	925,801
Vanguard® FTSE Emerging Markets ETF		23,610	942,983
Vanguard® S&P 500® ETF		22,366	4,092,754
Vanguard® Total International Stock ETF		77,919	3,776,734
Vanguard® Total Stock Market ETF		76,362	7,872,922
WisdomTree® Emerging Markets SmallCap Dividend Fund		21,734	944,777

TOTAL EXCHANGE TRADED FUNDS (Cost $23,550,088)			23,240,269

OPEN-END MUTUAL FUNDS (49.34%)
Catalyst Hedged Futures Strategy Fund - Class I		137,790	1,468,836
Deutsche Global Infrastructure Fund - Institutional Class		155,637	2,323,654
DoubleLine Total Return Bond Fund - Class I		380,837	4,223,481
Goldman Sachs Strategic Income Fund - Institutional Class		188,643	1,897,752
Hartford World Bond Fund - Class Y		90,376	950,756
Loomis Sayles Bond Fund - Institutional Class		95,982	1,404,216
Metropolitan West Total Return Bond Fund - Class I		212,158	2,352,833
Osterweis Strategic Income Fund - Class I		122,034	1,394,850
PIMCO All Asset All Authority Fund - Institutional Class		154,821	1,422,809
Putnam Capital Spectrum Fund - Class Y		72,250	2,711,552
Templeton Global Bond Fund - Advisor Class		112,292	1,384,559
Vanguard® Wellington Fund - Class Admiral		20,277	1,352,039

TOTAL OPEN-END MUTUAL FUNDS (Cost $23,286,901)			22,887,337

7-Day			Value
Yield		Shares	(Note 2)

SHORT TERM INVESTMENTS (0.74%)
Dreyfus Cash Management, Institutional Shares	0.030%	343,388	343,388

TOTAL SHORT TERM INVESTMENTS (Cost $343,388)			343,388

TOTAL INVESTMENTS (100.19%) (Cost $47,180,377)			$46,470,994

Liabilities in Excess of Other Assets (-0.19%)			(87,952)

NET ASSETS (100.00%)			$46,383,042

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

S&P - Standard & Poor’s.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2015 (Unaudited)

			Value
Description		Shares	(Note 2)

EXCHANGE TRADED FUNDS (61.19%)
iShares® Dow Jones International Select Dividend Index Fund		23,220	$783,211
iShares® Dow Jones Select Dividend Index Fund		7,887	623,073
Vanguard® FTSE Emerging Markets ETF		15,236	608,526
Vanguard® S&P 500® ETF		8,140	1,489,539
Vanguard® Total International Stock ETF		38,424	1,862,411
Vanguard® Total Stock Market ETF		35,187	3,627,779
WisdomTree® Emerging Markets SmallCap Dividend Fund		10,657	463,260

TOTAL EXCHANGE TRADED FUNDS (Cost $9,546,468)			9,457,799

OPEN-END MUTUAL FUNDS (38.30%)
Akre Focus Fund - Institutional Class		26,892	587,852
Catalyst Hedged Futures Strategy Fund - Class I		47,225	503,414
Deutsche Global Infrastructure Fund - Institutional Class		62,794	937,514
DoubleLine Total Return Bond Fund - Class I		138,822	1,539,531
Osterweis Strategic Income Fund - Class I		28,393	324,536
PIMCO All Asset All Authority Fund - Institutional Class		51,439	472,728
Principal MidCap Fund - Institutional Class		28,787	616,897
Putnam Capital Spectrum Fund - Class Y		24,996	938,083

TOTAL OPEN-END MUTUAL FUNDS (Cost $5,925,860)			5,920,555

7-Day			Value
Yield		Shares	(Note 2)

SHORT TERM INVESTMENTS (1.50%)
Dreyfus Cash Management, Institutional Shares	0.030%	232,294	232,294

TOTAL SHORT TERM INVESTMENTS (Cost $232,294)			232,294

TOTAL INVESTMENTS (100.99%) (Cost $15,704,622)			$15,610,648

Liabilities in Excess of Other Assets (-0.99%)			(152,497)

NET ASSETS (100.00%)			$15,458,151

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

S&P - Standard & Poor’s.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2015, the Trust has 32 registered funds. This quarterly report describes Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund (individually a “Fund” and collectively, the “Funds”). The Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Pathway Advisors Growth and Income Fund seeks total return through growth of capital and income. The Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

Principal Investment Strategies of each Fund: Each Fund is structured as a fund-of-funds and under normal circumstances, the Funds pursue their objectives by investing primarily in managed portfolios of other open-end investment companies registered under the 1940 Act, that represent a variety of asset classes and investment styles. The Funds may also invest in closed-end funds and exchange-traded funds, which provide exposure to hedging or alternative strategies. Collectively, the investment companies in which the Funds may invest are referred to as “underlying funds”.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Funds are considered investment companies for financial reporting purposes under GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2015:

Pathway Advisors Conservative Fund

		Level 2 -	Level 3 -
		Other Significant	Significant
Investments in Securities at	Level 1 -	Observable	Unobservable
Value	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$3,131,715	$–	$–	$3,131,715
Open-End Mutual Funds	5,176,486	–	–	5,176,486
Short Term Investments	36,678	–	–	36,678

Total	$8,344,879	$–	$–	$8,344,879

Pathway Advisors Growth and Income Fund

		Level 2 -
		Other	Level 3 -
		Significant	Significant
Investments in Securities at	Level 1 -	Observable	Unobservable
Value	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$23,240,269	$–	$–	$23,240,269
Open-End Mutual Funds	22,887,337	–	–	22,887,337
Short Term Investments	343,388	–	–	343,388

Total	$46,470,994	$–	$–	$46,470,994

Pathway Advisors Aggressive Growth Fund

		Level 2 -
		Other	Level 3 -
		Significant	Significant
Investments in Securities at	Level 1 -	Observable	Unobservable
Value	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$9,457,799	$–	$–	$9,457,799
Open-End Mutual Funds	5,920,555	–	–	5,920,555
Short Term Investments	232,294	–	–	232,294

Total	$15,610,648	$–	$–	$15,610,648

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2015, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross	Gross		Cost of
	Appreciation	Depreciation		Investments for
	(excess of value	(excess of tax	Net Unrealized	Income Tax
	over tax cost)	cost over value)	Appreciation	Purposes

Pathway Advisors Conservative Fund	$155,735	$(139,775)	$15,960	$8,328,919
Pathway Advisors Growth and Income Fund	535,869	(1,294,804)	(758,935)	47,229,929
Pathway Advisors Aggressive Growth Fund	311,111	(422,468)	(111,357)	15,722,005

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

2. SUBSEQUENT EVENT

The Board of the Trust, based upon the recommendation of the Adviser, the investment adviser to the Pathway Advisors Growth and Income Fund (the “Fund”), a series of the Trust, has determined to close and liquidate the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders that the Fund be closed and liquidated as a series of the Trust effective as of the close of business on March 31, 2015.

REDMONT RESOLUTE FUND I
SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

COMMON STOCKS (8.92%)
ADVERTISING (0.08%)
Alliance Data Systems Corp.(a)	4	$1,155
Omnicom Group, Inc.(b)	26	1,893

		3,048

AEROSPACE & DEFENSE (0.36%)
Cubic Corp.	24	1,255
General Dynamics Corp.	12	1,598
Lockheed Martin Corp.(b)	16	3,014
Northrop Grumman Corp.(b)	15	2,354
Raytheon Co.(b)	16	1,601
The Boeing Co.	7	1,018
Triumph Group, Inc.(b)	24	1,369
United Technologies Corp.(b)	11	1,263

		13,472

AGRICULTURE (0.08%)
Bunge, Ltd.	14	1,253
Lorillard, Inc.(b)	28	1,837

		3,090

AIRLINES (0.02%)
Delta Air Lines, Inc.	19	899

APPAREL (0.02%)
Iconix Brand Group, Inc.(a)	28	931

AUTO PARTS & EQUIPMENT (0.11%)
Lear Corp.	15	1,505
Tenneco, Inc.(a)	53	2,726

		4,231

BANKS (0.80%)
Bank of America Corp.(b)	141	2,136
BB&T Corp.(b)	64	2,258
Capital One Financial Corp.(b)	45	3,294
Citigroup, Inc.(b)	66	3,099
Fifth Third Bancorp(b)	159	2,751
Huntington Bancshares, Inc.(b)	188	1,884
JPMorgan Chase & Co.(b)	52	2,828
Regions Financial Corp.(b)	206	1,792
State Street Corp.(b)	29	2,074
SunTrust Banks, Inc.(b)	23	884
The Goldman Sachs Group, Inc.(b)	12	2,069
The PNC Financial Services Group, Inc.(b)	23	1,944
Wells Fargo & Co.(b)	59	3,063

		30,076

Description	Shares	Value (Note 2)

BEVERAGES (0.03%)
Constellation Brands, Inc., Class A(a)	11	$1,215

BIOTECHNOLOGY (0.06%)
Amgen, Inc.	7	1,066
Gilead Sciences, Inc.(a)	12	1,258

		2,324

BUILDING MATERIALS (0.06%)
Masco Corp.	87	2,161

CHEMICALS (0.07%)

Huntsman Corp.(b)	121	2,657

COAL (0.01%)
Cloud Peak Energy, Inc.(a)	44	299

COMMERCIAL SERVICES (0.50%)
Apollo Education Group, Inc.(a)	36	909
Equifax, Inc.	25	2,111
EVERTEC, Inc.	87	1,745
FTI Consulting, Inc.(a)(b)	19	773
Global Payments, Inc.	15	1,310
H&R Block, Inc.	60	2,057
ManpowerGroup, Inc.(b)	26	1,895
Moody’s Corp.(b)	18	1,644
Robert Half International, Inc.(b)	36	2,090
Total System Services, Inc.	48	1,698
Towers Watson & Co., Class A(b)	20	2,370
Weight Watchers International, Inc.(a)	15	248

		18,850

COMPUTERS (0.49%)
Amdocs, Ltd.(b)	37	1,783
Apple, Inc.(b)	28	3,281
Brocade Communications Systems, Inc.	295	3,280
EMC Corp.(b)	104	2,697
NetApp, Inc.(b)	55	2,079
Seagate Technology PLC(b)	41	2,314
Western Digital Corp.(b)	32	3,111

		18,545

COSMETICS & PERSONAL CARE (0.01%)
Avon Products, Inc.	51	395

DISTRIBUTION & WHOLESALE (0.09%)
Arrow Electronics, Inc.(a)(b)	44	2,422
WESCO International, Inc.(a)	15	1,001

		3,423

DIVERSIFIED FINANCIAL SERVICES (0.24%)
Discover Financial Services(b)	50	2,719

Description	Shares	Value (Note 2)

DIVERSIFIED FINANCIAL SERVICES (0.24%) (continued)
Navient Corp.	60	$1,184
Outerwall, Inc.(a)	15	931
Raymond James Financial, Inc.(b)	21	1,105
SLM Corp.	69	629
TD Ameritrade Holding Corp.(b)	40	1,296
The Charles Schwab Corp.(b)	45	1,169

		9,033

ELECTRIC (0.01%)
MDU Resources Group, Inc.	17	384

ELECTRICAL COMPONENTS & EQUIPMENT (0.04%)
Emerson Electric Co.	24	1,367

ELECTRONICS (0.28%)
Avnet, Inc.(b)	50	2,081
Flextronics International, Ltd.(a)(b)	283	3,147
Honeywell International, Inc.(b)	14	1,368
Jabil Circuit, Inc.	116	2,391
TE Connectivity, Ltd.	25	1,660

		10,647

ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.	16	857

ENTERTAINMENT (0.03%)
Six Flags Entertainment Corp.	30	1,289

FOOD (0.06%)
Tyson Foods, Inc., Class A	61	2,381

HEALTHCARE - PRODUCTS (0.13%)
Medtronic PLC	36	2,545
Zimmer Holdings, Inc.	20	2,242

		4,787

HEALTHCARE - SERVICES (0.15%)
ICON PLC(a)	25	1,410
Laboratory Corp. of America Holdings(a)	13	1,492
Universal Health Services, Inc., Class B(b)	25	2,563

		5,465

HOUSEWARES (0.12%)
Avery Dennison Corp.(b)	39	2,039
Newell Rubbermaid, Inc.(b)	68	2,507

		4,546

INSURANCE (0.69%)
ACE, Ltd.(b)	20	2,159
Alleghany Corp.(a)	4	1,768

Description	Shares	Value (Note 2)

INSURANCE (0.69%) (continued)
Aon PLC	23	$2,071
Berkshire Hathaway, Inc., Class B(a)(b)	16	2,303
Endurance Specialty Holdings, Ltd.	27	1,650
MetLife, Inc.(b)	24	1,116
Prudential Financial, Inc.	15	1,138
Reinsurance Group of America, Inc.(b)	15	1,242
The Allstate Corp.(b)	36	2,513
The Travelers Companies, Inc.(b)	21	2,159
Torchmark Corp.(b)	24	1,202
Validus Holdings, Ltd.(b)	46	1,824
WR Berkley Corp.	40	1,960
XL Group PLC	78	2,690

		25,795

INTERNET (0.21%)
Baidu, Inc., Sponsored ADR(a)	3	654
CDW Corp.	51	1,747
Expedia, Inc.	20	1,719
Google, Inc., Class A(a)	3	1,613
Google, Inc., Class C(a)	1	534
TripAdvisor, Inc.(a)	10	670
Yahoo!, Inc.(a)	23	1,012

		7,949

INVESTMENT COMPANIES (0.01%)
Liberty Broadband Corp., Class A(a)(b)	2	89
Liberty Broadband Corp., Class C(a)(b)	5	222

		311

MACHINERY - CONSTRUCTION & MINING (0.02%)
Terex Corp.	28	629

MACHINERY - DIVERSIFIED (0.04%)
AGCO Corp.	17	737
Flowserve Corp.	7	382
Zebra Technologies Corp., Class A(a)	3	250

		1,369

MEDIA (0.43%)
CBS Corp., Class B(b)	31	1,699
Comcast Corp., Class A(b)	55	2,923
Discovery Communications, Inc., Class A(a)	14	406
Liberty Global PLC, Class A(a)	9	420
Liberty Global PLC, Class C(a)	82	3,738
Liberty Media Corp., Class A(a)(b)	10	341
Liberty Media Corp., Class C(a)(b)	20	682
Phoenix New Media, Ltd., ADR(a)	65	499
Starz, Class A(a)	15	443
Time Warner Cable, Inc.	6	817
Time Warner, Inc.(b)	15	1,169
Time, Inc.(b)	3	75
Tribune Media Co., Class A(a)	22	1,296
Viacom, Inc., Class B(b)	23	1,482

		15,990

Description	Shares	Value (Note 2)

METAL FABRICATE & HARDWARE (0.05%)
Global Brass & Copper Holdings, Inc.	53	$696
The Timken Co.	27	1,026

		1,722

MINING (0.03%)
Barrick Gold Corp.	93	1,189

MISCELLANEOUS MANUFACTURING (0.29%)
Carlisle Companies, Inc.(b)	10	897
Crane Co.(b)	43	2,621
Danaher Corp.(b)	31	2,554
Ingersoll-Rand PLC	30	1,992
Parker-Hannifin Corp.	9	1,048
Textron, Inc.	46	1,957

		11,069

OIL & GAS (0.88%)
California Resources Corp.(a)	9	46
Canadian Natural Resources, Ltd.(b)	65	1,881
Diamondback Energy, Inc.(a)(b)	46	3,174
Energen Corp.	34	2,156
EOG Resources, Inc.(b)	27	2,404
EQT Corp.	31	2,308
Exxon Mobil Corp.(b)	39	3,409
Kosmos Energy, Ltd.(a)	98	860
Marathon Petroleum Corp.	29	2,685
Occidental Petroleum Corp.	36	2,880
Pacific Drilling SA(a)	199	663
Parsley Energy, Inc., Class A(a)(b)	216	3,622
Phillips 66(b)	43	3,024
Precision Drilling Corp.	151	770
QEP Resources, Inc.	78	1,577
Rice Energy, Inc.(a)(b)	102	1,742

		33,201

OIL & GAS SERVICES (0.01%)
MRC Global, Inc.(a)	50	541

PACKAGING & CONTAINERS (0.34%)
Berry Plastics Group, Inc.(a)	86	2,908
Crown Holdings, Inc.(a)(b)	54	2,393
Graphic Packaging Holding Co.(a)(b)	251	3,634
Owens-Illinois, Inc.(a)	42	981
Packaging Corp. of America	36	2,731

		12,647

PHARMACEUTICALS (0.58%)
AbbVie, Inc.	37	2,233
Cardinal Health, Inc.(b)	27	2,246
Express Scripts Holding Co.(a)(b)	31	2,502
Johnson & Johnson	15	1,502
McKesson Corp.(b)	10	2,127
Novartis AG, Sponsored ADR	26	2,532
Omnicare, Inc.(b)	31	2,324

Description	Shares	Value (Note 2)

PHARMACEUTICALS (0.58%) (continued)
Pfizer, Inc.	59	$1,844
Shire PLC, ADR	3	658
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	71	4,037

		22,005

REAL ESTATE INVESTMENT TRUSTS (0.09%)
American Capital Agency Corp.	32	690
American Homes 4 Rent, Class A	40	668
American Residential Properties, Inc.(a)	32	560
Boston Properties, Inc.	5	694
Equity Residential(b)	9	698

		3,310

RETAIL (0.43%)
Abercrombie & Fitch Co., Class A	17	434
Coach, Inc.	13	483
CVS Health Corp.(b)	27	2,650
GameStop Corp., Class A	23	811
Macy’s, Inc.(b)	31	1,980
Rite Aid Corp.(a)(b)	383	2,673
Sally Beauty Holdings, Inc.(a)	69	2,145
The Gap, Inc.	45	1,854
The Home Depot, Inc.(b)	22	2,297
Wal-Mart Stores, Inc.	12	1,020

		16,347

SAVINGS & LOANS (0.03%)
Investors Bancorp, Inc.	94	1,035

SEMICONDUCTORS (0.28%)
Avago Technologies, Ltd.	26	2,675
NXP Semiconductors NV(a)	34	2,697
ON Semiconductor Corp.(a)(b)	212	2,122
QUALCOMM, Inc.	10	625
Texas Instruments, Inc.(b)	42	2,245

		10,364

SHIPBUILDING (0.06%)
Huntington Ingalls Industries, Inc.(b)	19	2,215

SOFTWARE (0.36%)
Activision Blizzard, Inc.(b)	147	3,072
CA, Inc.	31	939
CommVault Systems, Inc.(a)	9	392
Fidelity National Information Services, Inc.	30	1,873
Microsoft Corp.(b)	76	3,071
NetEase, Inc., ADR	12	1,311
Oracle Corp.(b)	70	2,932

		13,590

TELECOMMUNICATIONS (0.22%)
Cisco Systems, Inc.(b)	67	1,766
Harris Corp.	16	1,074
Motorola Solutions, Inc.(b)	31	1,935

Description	Shares	Value (Note 2)

TELECOMMUNICATIONS (0.22%) (continued)
Qorvo, Inc.(a)	28	$2,068
Verizon Communications, Inc.	28	1,280

		8,123

TOTAL COMMON STOCKS (Cost $290,952)		335,773

EXCHANGE TRADED FUNDS (7.37%)
iShares® Emerging Markets Corporate Bond ETF	413	20,216
iShares® Europe ETF	1,204	51,447
iShares® iBoxx $ Investment Grade Corporate Bond ETF	84	10,407
iShares® MSCI India ETF	399	12,810
iShares® MSCI Japan ETF	3,634	41,755
iShares® MSCI Mexico Capped ETF	143	8,044
iShares® MSCI United Kingdom ETF	753	13,584
iShares® Russell 2000 ETF	154	17,818
PowerShares® Senior Loan Portfolio	1,336	32,024
SPDR® S&P 500® ETF Trust	305	60,838
Vanguard Total International Bond ETF	159	8,595

		277,538

TOTAL EXCHANGE TRADED FUNDS (Cost $272,797)		277,538

EXCHANGE TRADED NOTES (0.30%)
PowerShares® DB Italian Treasury Bond Futures ETN(a)	365	11,417

TOTAL EXCHANGE TRADED NOTES (Cost $10,917)		11,417

LIMITED PARTNERSHIPS (0.02%)
OIL & GAS (0.02%)
Viper Energy Partners LP	35	613

TOTAL LIMITED PARTNERSHIPS (Cost $762)		613

OPEN-END MUTUAL FUNDS (58.75%)
AQR Multi Strategy Alternative Fund, Class I	20,742	208,250
AQR Risk Parity Fund, Class I	20,115	211,813
Diamond Hill Long-Short Fund, Class Y(a)	16,369	378,613
FPA Crescent Fund	12,295	406,836
Morgan Stanley Institutional Fund, Inc. - Multi-Asset Portfolio, Class I	35,726	413,710
PIMCO Short-Term Fund, Institutional Class(b)	60,943	592,367

		2,211,589

TOTAL OPEN-END MUTUAL FUNDS (Cost $2,158,428)		2,211,589

Description	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.57%)
MONEY MARKET FUNDS (1.44%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.010%	54,316	$54,316

U.S. TREASURY BILLS (0.13%)
0.014%, 04/23/2015(c)	5,000	5,000

TOTAL SHORT TERM INVESTMENTS (Cost $59,316)		59,316

TOTAL INVESTMENTS (76.93%) (Cost $2,793,172)		$2,896,246

SEGREGATED CASH WITH BROKERS (27.26%)(d)		1,026,293

SECURITIES SOLD SHORT (-4.27%) (Proceeds $155,897)		(160,611)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.08%)		2,678

NET ASSETS (100.00%)		$3,764,606

SCHEDULE OF SECURITIES SOLD SHORT

		Value
	Shares	(Note 2)

COMMON STOCKS (-4.25%)
APPAREL (-0.03%)
Under Armour, Inc., Class A	(17)	(1,225)

AUTO PARTS & EQUIPMENT (-0.06%)
Autoliv, Inc.	(16)	(1,697)
Dorman Products, Inc.	(11)	(503)

		(2,200)

BANKS (-0.30%)
BancorpSouth, Inc.	(39)	(774)
Community Bank System, Inc.	(30)	(1,009)
CVB Financial Corp.	(50)	(730)
First Financial Bankshares, Inc.	(42)	(1,037)
Glacier Bancorp, Inc.	(28)	(623)
HDFC Bank, Ltd., ADR	(12)	(684)
Home BancShares, Inc.	(27)	(800)
Northern Trust Corp.	(12)	(785)
Trustmark Corp.	(41)	(876)
UMB Financial Corp.	(14)	(679)
United Bankshares, Inc.	(41)	(1,386)
Valley National Bancorp	(82)	(745)
Westamerica Bancorporation	(31)	(1,261)

		(11,389)

BEVERAGES (-0.02%)
Keurig Green Mountain, Inc.	(7)	(858)

		Value
	Shares	(Note 2)

BIOTECHNOLOGY (-0.06%)
Biogen Idec, Inc.	(4)	$(1,557)
Puma Biotechnology, Inc.	(3)	(633)

		(2,190)

BUILDING MATERIALS (-0.06%)
Trex Co., Inc.	(29)	(1,233)
Vulcan Materials Co.	(13)	(917)

		(2,150)

CHEMICALS (-0.09%)
Air Products & Chemicals, Inc.	(4)	(582)
EI du Pont de Nemours & Co.	(22)	(1,567)
Intrepid Potash, Inc.	(83)	(1,105)

		(3,254)

COAL (-0.03%)
CONSOL Energy, Inc.	(35)	(1,013)

COMMERCIAL SERVICES (-0.14%)
Avis Budget Group, Inc.	(23)	(1,318)
Monro Muffler Brake, Inc.	(29)	(1,657)
Ritchie Bros. Auctioneers, Inc.	(55)	(1,375)
Rollins, Inc.	(29)	(959)

		(5,309)

COMPUTERS (-0.16%)
3D Systems Corp.	(24)	(698)
Infosys, Ltd., Sponsored ADR	(54)	(1,840)
VeriFone Systems, Inc.	(62)	(1,946)
Wipro, Ltd., ADR	(122)	(1,569)

		(6,053)

COSMETICS & PERSONAL CARE (-0.03%)
Colgate-Palmolive Co.	(18)	(1,215)

DISTRIBUTION & WHOLESALE (-0.10%)
Fastenal Co.	(41)	(1,820)
WW Grainger, Inc.	(8)	(1,887)

		(3,707)

DIVERSIFIED FINANCIAL SERVICES (-0.07%)
Eaton Vance Corp.	(27)	(1,087)
Financial Engines, Inc.	(22)	(790)
LPL Financial Holdings, Inc.	(21)	(864)

		(2,741)

ELECTRIC (-0.01%)
Ormat Technologies, Inc.	(13)	(348)

ELECTRONICS (-0.17%)
Agilent Technologies, Inc.	(21)	(793)
Itron, Inc.	(41)	(1,526)
LG Display Co., Ltd., ADR	(94)	(1,522)
National Instruments Corp.	(57)	(1,714)
Trimble Navigation, Ltd.	(40)	(954)

		(6,509)

ENTERTAINMENT (-0.05%)
Gaming and Leisure Properties, Inc., REIT	(61)	(1,990)

FOOD (-0.34%)
Campbell Soup Co.	(34)	(1,555)
Flowers Foods, Inc.	(63)	(1,232)

		Value
	Shares	(Note 2)

FOOD (-0.34%) (continued)
McCormick & Co., Inc.	(19)	$(1,357)
Mondelez International, Inc., Class A	(35)	(1,233)
Snyder’s-Lance, Inc.	(35)	(1,018)
Sprouts Farmers Market, Inc.	(39)	(1,420)
The Fresh Market, Inc.	(33)	(1,258)
The Hain Celestial Group, Inc.	(24)	(1,267)
The JM Smucker Co.	(12)	(1,238)
United Natural Foods, Inc.	(15)	(1,159)

		(12,737)

FOREST PRODUCTS & PAPER (-0.02%)
Resolute Forest Products, Inc.	(20)	(340)
Wausau Paper Corp.	(50)	(508)

		(848)

HEALTHCARE - PRODUCTS (-0.07%)
Henry Schein, Inc.	(7)	(967)
ResMed, Inc.	(12)	(750)
Sirona Dental Systems, Inc.	(11)	(992)

		(2,709)

HEALTHCARE - SERVICES (-0.03%)
Health Net, Inc.	(22)	(1,192)

HOME FURNISHINGS (-0.01%)
Leggett & Platt, Inc.	(12)	(512)

HOUSEWARES (-0.09%)
The Clorox Co.	(13)	(1,387)
The Scotts Miracle-Gro Co., Class A	(13)	(825)
Tumi Holdings, Inc.	(51)	(1,156)

		(3,368)

INTERNET (-0.19%)
Cogent Communications Holdings, Inc.	(27)	(1,001)
Equinix, Inc.	(7)	(1,518)
Internap Corp.	(82)	(690)
Netflix, Inc.	(3)	(1,325)
Shutterstock, Inc.	(6)	(338)
SouFun Holdings, Ltd., ADR	(91)	(556)
Twitter, Inc.	(25)	(938)
Yelp, Inc.	(17)	(892)

		(7,258)

METAL FABRICATE & HARDWARE (-0.02%)
Sun Hydraulics Corp.	(17)	(616)

MINING (-0.01%)
Teck Resources, Ltd., Class B	(40)	(515)

MISCELLANEOUS MANUFACTURING (-0.10%)
AptarGroup, Inc.	(12)	(757)
Polypore International, Inc.	(19)	(850)
Proto Labs, Inc.	(26)	(1,674)
Raven Industries, Inc.	(25)	(536)

		(3,817)

OIL & GAS (-0.33%)
Cabot Oil & Gas Corp.	(34)	(901)
Concho Resources, Inc.	(11)	(1,219)
ConocoPhillips	(30)	(1,889)

		Value
	Shares	(Note 2)

OIL & GAS (-0.33%) (continued)
Continental Resources, Inc.	(45)	$(2,043)
CVR Energy, Inc.	(17)	(652)
Denbury Resources, Inc.	(123)	(849)
Hess Corp.	(16)	(1,080)
Matador Resources Co.	(59)	(1,272)
Ultra Petroleum Corp.	(82)	(1,046)
Vermilion Energy, Inc.	(33)	(1,445)

		(12,396)

OIL & GAS SERVICES (-0.13%)
Bristow Group, Inc.	(19)	(1,058)
National Oilwell Varco, Inc.	(19)	(1,034)
NOW, Inc.	(56)	(1,397)
Oil States International, Inc.	(24)	(986)
Weatherford International PLC	(36)	(372)

		(4,847)

PACKAGING & CONTAINERS (-0.02%)
Ball Corp.	(12)	(760)

PHARMACEUTICALS (-0.05%)
GW Pharmaceuticals PLC, ADR	(9)	(657)
Pharmacyclics, Inc.	(6)	(1,012)

		(1,669)

REAL ESTATE INVESTMENT TRUSTS (-0.18%)
HCP, Inc.	(25)	(1,182)
Health Care REIT, Inc.	(12)	(983)
Omega Healthcare Investors, Inc.	(24)	(1,053)
Plum Creek Timber Co., Inc.	(21)	(935)
Realty Income Corp.	(24)	(1,304)
Rouse Properties, Inc.	(75)	(1,394)

		(6,851)

RETAIL (-0.41%)
AutoNation, Inc.	(9)	(537)
Bob Evans Farms, Inc.	(31)	(1,747)
Buffalo Wild Wings, Inc.	(8)	(1,427)
CarMax, Inc.	(27)	(1,677)
Krispy Kreme Doughnuts, Inc.	(79)	(1,538)
L Brands, Inc.	(12)	(1,016)
Mattress Firm Holding Corp.	(10)	(576)
Restoration Hardware Holdings, Inc.	(15)	(1,313)
Texas Roadhouse, Inc.	(41)	(1,377)
The Cheesecake Factory, Inc.	(32)	(1,680)
The Wendy’s Co.	(147)	(1,549)
Vitamin Shoppe, Inc.	(25)	(1,057)

		(15,494)

SAVINGS & LOANS (-0.05%)
Astoria Financial Corp.	(73)	(893)
New York Community Bancorp, Inc.	(69)	(1,066)

		(1,959)

SEMICONDUCTORS (-0.02%)
Cirrus Logic, Inc.	(22)	(583)

SOFTWARE (-0.43%)
Acxiom Corp.	(46)	(837)
Aspen Technology, Inc.	(19)	(672)
athenahealth, Inc.	(7)	(978)
Blackbaud, Inc.	(57)	(2,492)

		Value
	Shares	(Note 2)

SOFTWARE (-0.43%) (continued)
Cerner Corp.	(16)	$(1,062)
NetSuite, Inc.	(14)	(1,378)
Rackspace Hosting, Inc.	(34)	(1,529)
Red Hat, Inc.	(22)	(1,403)
salesforce.com, Inc.	(32)	(1,806)
Synchronoss Technologies, Inc.	(28)	(1,189)
The Ultimate Software Group, Inc.	(8)	(1,184)
Tyler Technologies, Inc.	(12)	(1,273)
VMware, Inc., Class A	(3)	(231)

		(16,034)

STORAGE & WAREHOUSING (-0.02%)
Mobile Mini, Inc.	(20)	(726)

TELECOMMUNICATIONS (-0.18%)
Arista Networks, Inc.	(7)	(442)
CenturyLink, Inc.	(23)	(855)
Finisar Corp.	(42)	(762)
Frontier Communications Corp.	(134)	(900)
Level 3 Communications, Inc.	(19)	(945)
Sprint Corp.	(215)	(924)
Telefonica SA, Sponsored ADR	(67)	(999)
ViaSat, Inc.	(14)	(787)

		(6,614)

TOYS, GAMES & HOBBIES (-0.03%)
Mattel, Inc.	(36)	(968)

TRANSPORTATION (-0.14%)
Canadian Pacific Railway, Ltd.	(5)	(873)
Heartland Express, Inc.	(34)	(873)
JB Hunt Transport Services, Inc.	(15)	(1,194)
Kansas City Southern	(7)	(771)
Knight Transportation, Inc.	(24)	(684)
Ryder System, Inc.	(10)	(828)

		(5,223)

TOTAL COMMON STOCKS (Proceeds $155,078)		(159,847)

LIMITED PARTNERSHIPS (-0.02%)
PIPELINES (-0.02%)
EQT Midstream Partners LP	(9)	(764)

TOTAL LIMITED PARTNERSHIPS (Proceeds $819)		(764)

TOTAL SECURITIES SOLD SHORT (Proceeds $155,897)		$(160,611)

(a)	Non-income producing security.
(b)	Security position either entirely or partially held in a segregated account as collateral for securities sold short and total return swap contracts. Aggregate total market value of $720,073.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

(d)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

FUTURES CONTRACTS

At January 31, 2015, the Fund had outstanding futures contracts:

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Appreciation

Foreign Currency Contracts
Euro FX Currency Future	Short	1	03/17/2015	$(141,200)	$11,284

				$(141,200)	$11,284

TOTAL RETURN SWAP CONTRACTS*

					Unrealized
Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Depreciation

Morgan Stanley	Impala Segregated Portfolio	$272,081	1-Month LIBOR BBA	03/20/2019	$(518)
Morgan Stanley	Loeb King Multi Segregated Portfolio	440,883	1-Month LIBOR BBA	09/02/2015	(632)
Morgan Stanley	Melchior Segregated Portfolio	300,168	1-Month LIBOR BBA	03/20/2019	(388)
Morgan Stanley	Trilogy Segregated Portfolio	452,599	1-Month LIBOR BBA	09/02/2015	(2,853)

		$1,465,731			$(4,391)

*

The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AQR - AQR Capital Management LLC.

BBA - British Bankers Association.

DB - Deutsche Bank AG.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FPA - First Pacific Advisors LLC.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PIMCO - Pacific Investment Management Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

S&P - Standard & Poor’s.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SPDR - Standard & Poor’s Depositary Receipt.

See notes to quarterly Schedule of Investments.

REDMONT RESOLUTE FUND II
SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
Description	Shares	(Note 2)

COMMON STOCKS (13.78%)
ADVERTISING (0.09%)
Alliance Data Systems Corp.(a)	574	$165,788
Omnicom Group, Inc.(b)	4,722	343,762
Publicis Groupe SA	727	54,573
The Interpublic Group of Companies, Inc.	296	5,902

		570,025

AEROSPACE & DEFENSE (0.44%)
BAE Systems PLC	20,823	159,171
Cubic Corp.	3,953	206,702
General Dynamics Corp.	2,054	273,613
Lockheed Martin Corp.(b)	3,237	609,754
Northrop Grumman Corp.(b)	3,128	490,940
Raytheon Co.(b)	2,896	289,745
Safran SA	1,272	85,077
The Boeing Co.(b)	1,195	173,717
Triumph Group, Inc.(b)	3,828	218,426
United Technologies Corp.(b)	3,386	388,645

		2,895,790

AGRICULTURE (0.15%)
Altria Group, Inc.	3,209	170,398
Archer-Daniels-Midland Co.	1,359	63,370
British American Tobacco PLC	608	34,360
Bunge, Ltd.	2,312	206,993
Imperial Tobacco Group PLC	2,165	101,871
Japan Tobacco, Inc.	800	22,022
Lorillard, Inc.(b)	6,015	394,644

		993,658

AIRLINES (0.05%)
ANA Holdings, Inc.	6,000	16,667
Delta Air Lines, Inc.	4,326	204,663
easyJet PLC	4,647	130,327
Southwest Airlines Co.	255	11,521

		363,178

APPAREL (0.07%)
adidas AG	2,034	140,640
Burberry Group PLC	5,346	139,222
Iconix Brand Group, Inc.(a)	4,516	150,112
Michael Kors Holdings, Ltd.(a)	206	14,583
NIKE, Inc., Class B	270	24,907

		469,464

AUTO MANUFACTURERS (0.28%)
Bayerische Motoren Werke AG	1,562	182,507
Daihatsu Motors Co.	8,100	113,812
Daimler AG	2,252	204,802
Fiat Chrysler Auto NV(a)	3,983	52,659
Fuji Heavy Industries, Ltd.	4,900	179,280
Hino Motors, Ltd.	8,400	120,531
Honda Motor Co., Ltd.	7,100	216,513

		Value
Description	Shares	(Note 2)

AUTO MANUFACTURERS (0.28%) (continued)
Isuzu Motors, Ltd.	10,100	$136,023
Suzuki Motor Corp.	2,500	79,963
Toyota Motor Corp.	8,700	566,393

		1,852,483

AUTO PARTS & EQUIPMENT (0.17%)
Aisin Seiki Co., Ltd.	3,100	109,423
Continental AG	439	99,561
Delphi Automotive PLC	1,152	79,177
Lear Corp.	2,432	244,051
NHK Spring Co., Ltd.	3,500	31,921
NOK Corp.	4,000	116,495
Tenneco, Inc.(a)	8,652	444,886

		1,125,514

BANKS (1.24%)
Banca Monte dei Paschi di Siena SpA(a)	128,029	57,869
Banco de Sabadell SA	18,466	46,825
Banco Santander SA	30,392	204,684
Bank of America Corp.(b)	34,971	529,811
BB&T Corp.(b)	10,410	367,369
BNP Paribas SA	3,593	189,911
Capital One Financial Corp.(b)	7,509	549,734
Citigroup, Inc.(b)	10,724	503,492
Comerica, Inc.	1,671	69,347
Credit Agricole SA	1,388	16,571
Danske Bank A/S(a)	5,387	139,975
Fifth Third Bancorp(b)	30,796	532,771
Hokuhoku Financial Group, Inc.	53,000	110,125
HSBC Holdings PLC	39,894	366,299
Huntington Bancshares, Inc.(b)	30,578	306,392
Intesa Sanpaolo SpA	45,756	117,058
JPMorgan Chase & Co.(b)	9,253	503,178
KBC Groep NV(a)	2,498	134,687
KeyCorp	4,355	56,571
Mitsubishi UFJ Financial Group, Inc.	30,100	162,073
Mizuho Financial Group, Inc.	28,200	46,588
Natixis SA	18,359	117,254
Regions Financial Corp.(b)	43,877	381,730
Shinsei Bank, Ltd.	56,000	102,529
State Street Corp.(b)	4,721	337,599
Sumitomo Mitsui Financial Group, Inc.	4,200	142,724
Sumitomo Mitsui Trust Holdings, Inc.	38,000	134,778
SunTrust Banks, Inc.(b)	7,301	280,504
Swedbank AB, Class A	6,001	145,488
The Bank of Yokohama, Ltd.	23,000	125,312
The Goldman Sachs Group, Inc.(b)	2,031	350,165
The PNC Financial Services Group, Inc.(b)	3,799	321,167
Wells Fargo & Co.(b)	14,008	727,295

		8,177,875

BEVERAGES (0.16%)
Anheuser-Busch InBev NV	74	9,039
Asahi Group Holdings, Ltd.	2,300	76,171
Carlsberg A/S, Class B	1,532	112,838
Coca-Cola Enterprises, Inc.	596	25,092

		Value
Description	Shares	(Note 2)

BEVERAGES (0.16%) (continued)
Constellation Brands, Inc., Class A(a)(b)	1,731	$191,189
Heineken Holding NV	1,965	129,119
Heineken NV	1,947	145,823
Kirin Holdings Co., Ltd.	10,400	140,816
Monster Beverage Corp.(a)	194	22,688
PepsiCo, Inc.	2,080	195,062

		1,047,837

BIOTECHNOLOGY (0.12%)
Alexion Pharmaceuticals, Inc.(a)	93	17,041
Amgen, Inc.	2,011	306,195
Biogen Idec, Inc.(a)	190	73,940
Gilead Sciences, Inc.(a)	3,344	350,552
Vertex Pharmaceuticals, Inc.(a)	322	35,465

		783,193

BUILDING MATERIALS (0.09%)
Daikin Industries, Ltd.	2,400	169,122
Geberit AG	208	71,402
Masco Corp.	14,107	350,418

		590,942

CHEMICALS (0.25%)
Akzo Nobel NV	2,021	146,433
Asahi Kasei Corp.	15,000	149,706
BASF SE	1,763	158,379
Daicel Corp.	1,000	12,561
EMS-Chemie Holding AG(a)	296	114,764
Huntsman Corp.(b)	19,752	433,754
Kuraray Co., Ltd.	3,300	41,815
Lonza Group AG	1,068	127,015
LyondellBasell Industries NV, Class A	1,254	99,179
Mitsubishi Chemical Holdings Corp.	9,600	50,203
Nitto Denko Corp.	2,100	126,701
PPG Industries, Inc.	354	78,899
Praxair, Inc.	135	16,280
Shin-Etsu Chemical Co., Ltd.	100	6,683
The Dow Chemical Co.	1,591	71,850

		1,634,222

COAL (0.01%)
Cloud Peak Energy, Inc.(a)	7,119	48,338

COMMERCIAL SERVICES (0.59%)
Adecco SA	1,992	149,476
Apollo Education Group, Inc.(a)	5,868	148,226
Babcock International Group PLC	5,435	82,353
Benesse Holdings, Inc.	2,200	66,039
Bunzl PLC	4,738	135,377
Dai Nippon Printing Co., Ltd.	13,000	117,955
Equifax, Inc.(b)	4,124	348,313
EVERTEC, Inc.	14,199	284,832
FTI Consulting, Inc.(a)(b)	3,097	125,955
Global Payments, Inc.	2,479	216,442
H&R Block, Inc.	9,762	334,641

		Value
Description	Shares	(Note 2)

COMMERCIAL SERVICES (0.59%) (continued)
ManpowerGroup, Inc.(b)	4,263	$310,687
MasterCard, Inc., Class A	1,649	135,268
McGraw Hill Financial, Inc.	421	37,654
Moody’s Corp.(b)	2,964	270,702
Robert Half International, Inc.(b)	5,927	344,122
Secom Co., Ltd.	1,200	70,244
The ADT Corp.	384	13,210
Total System Services, Inc.	7,871	278,397
Towers Watson & Co., Class A(b)	3,183	377,186
Weight Watchers International, Inc.(a)	2,448	40,539

		3,887,618

COMPUTERS (0.63%)
Accenture PLC, Class A	210	17,646
Amdocs, Ltd.(b)	6,104	294,091
Apple, Inc.	10,463	1,225,845
Brocade Communications Systems, Inc.(b)	47,967	533,393
Cognizant Technology Solutions Corp., Class A(a)	1,218	65,930
Computer Sciences Corp.	630	38,229
EMC Corp.(b)	18,025	467,388
Fujitsu, Ltd.	22,000	117,204
Hewlett-Packard Co.	3,653	131,983
International Business Machines Corp.	17	2,606
Itochu Techno-Solutions Corp.	1,100	39,483
NetApp, Inc.(b)	9,706	366,887
Seagate Technology PLC	6,623	373,802
Western Digital Corp.(b)	5,134	499,179

		4,173,666

COSMETICS & PERSONAL CARE (0.03%)
Avon Products, Inc.	9,423	72,934
Kao Corp.	800	35,296
The Procter & Gamble Co.	938	79,064

		187,294

DISTRIBUTION & WHOLESALE (0.13%)
Arrow Electronics, Inc.(a)(b)	7,161	394,141
Fossil Group, Inc.(a)	152	14,866
ITOCHU Corp.	14,800	151,239
Marubeni Corp.	5,300	29,495
Sumitomo Corp.	13,600	135,270
WESCO International, Inc.(a)	2,382	159,022

		884,033

DIVERSIFIED FINANCIAL SERVICES (0.39%)
Aberdeen Asset Management PLC	18,032	118,879
Affiliated Managers Group, Inc.(a)	354	72,754
Ameriprise Financial, Inc.	895	111,821
BlackRock, Inc.	143	48,693
CME Group, Inc.	1,099	93,745
Daiwa Securities Group, Inc.	19,000	139,551
Discover Financial Services(b)	8,138	442,544
Franklin Resources, Inc.	1,730	89,147
Japan Exchange Group, Inc.	1,000	23,597
Mitsubishi UFJ Lease & Finance Co., Ltd.	800	3,502
Navient Corp.	9,795	193,353

		Value
Description	Shares	(Note 2)

DIVERSIFIED FINANCIAL SERVICES (0.39%) (continued)
Nomura Holdings, Inc.	3,100	$16,750
ORIX Corp.	12,600	146,676
Outerwall, Inc.(a)	2,493	154,765
Partners Group Holding AG	96	25,783
Raymond James Financial, Inc.(b)	3,453	181,697
SLM Corp.	11,292	102,870
TD Ameritrade Holding Corp.(b)	6,546	212,025
The Charles Schwab Corp.(b)	7,300	189,654
Visa, Inc., Class A	728	185,575

		2,553,381

ELECTRIC (0.18%)
AES Corp.	8,934	109,173
Chubu Electric Power Co. Inc(a)	10,600	140,996
Duke Energy Corp.	210	18,299
E.ON SE	9,362	145,198
Enel SpA	34,788	157,478
Exelon Corp.	3,099	111,688
GDF Suez	3,878	86,438
Hokuriku Electric Power Co.	800	11,384
Iberdrola SA	24,714	171,135
MDU Resources Group, Inc.	2,831	64,009
NRG Energy, Inc.	1,052	25,942
PG&E Corp.	553	32,522
The Chugoku Electric Power Co., Inc	8,100	112,847

		1,187,109

ELECTRICAL COMPONENTS & EQUIPMENT (0.05%)
Emerson Electric Co.	5,408	307,931
Hitachi, Ltd.	6,000	45,847

		353,778

ELECTRONICS (0.35%)
Agilent Technologies, Inc.	513	19,376
Avnet, Inc.(b)	8,095	336,914
Corning, Inc.	144	3,423
Flextronics International, Ltd.(a)(b)	46,067	512,265
Hirose Elect Co., Ltd.	900	108,984
Honeywell International, Inc.(b)	3,540	346,070
Jabil Circuit, Inc.(b)	18,922	389,983
Kyocera Corp.	3,200	142,356
Murata Manufacturing Co., Ltd.	1,700	185,591
TE Connectivity, Ltd.	4,098	272,066

		2,317,028

ENGINEERING & CONSTRUCTION (0.10%)
ACS Actividades de Construccion y Servicios SA	3,630	126,585
Aeroports de Paris	1,000	120,232
Bouygues SA	3,430	122,692
Fluor Corp.	3,034	162,592
Jacobs Engineering Group, Inc.(a)	681	25,946
Kajima Corp.	21,000	83,871

		641,918

ENTERTAINMENT (0.06%)
Oriental Land Co., Ltd.	400	97,130

		Value
Description	Shares	(Note 2)

ENTERTAINMENT (0.06%) (continued)
Sankyo Co., Ltd.	2,900	$104,833
Six Flags Entertainment Corp.	4,848	208,270

		410,233

FOOD (0.25%)
Associated British Foods PLC	2,918	136,380
CALBEE, Inc.	3,100	122,094
Carrefour SA	4,758	149,710
Casino Guichard Perrachon SA	1,120	102,159
Chocoladefabriken Lindt & Sprungli AG	24	125,358
General Mills, Inc.	1,738	91,210
Kellogg Co.	821	53,841
Koninklijke Ahold NV	7,477	135,480
Kraft Foods Group, Inc.	616	40,249
Mondelez International, Inc., Class A	1,096	38,623
Nestle SA	3,029	232,404
Seven & I Holdings Co., Ltd.	700	25,856
Sysco Corp.	775	30,357
Tyson Foods, Inc., Class A(b)	9,919	387,238

		1,670,959

FOOD SERVICE (0.03%)
Compass Group PLC	9,571	165,927

FOREST PRODUCTS & PAPER (0.03%)
International Paper Co.	765	40,285
Oji Holdings Corp.	8,000	30,452
UPM-Kymmene OYJ	7,907	139,295

		210,032

GAS (0.03%)
AGL Resources, Inc.	1,870	105,431
CenterPoint Energy, Inc.	337	7,781
Gas Natural SDG SA	4,827	113,454

		226,666

HAND & MACHINE TOOLS (0.02%)
Fuji Electric Holdings Co., Ltd.	16,000	69,216
Makita Corp.	1,900	85,268
Stanley Black & Decker, Inc.	87	8,147

		162,631

HEALTHCARE - PRODUCTS (0.19%)
CR Bard, Inc.	921	157,518
DENTSPLY International, Inc.	911	45,573
Edwards Lifesciences Corp.(a)	631	79,096
Medtronic PLC	5,871	419,160
Sonova Holding AG	835	110,127
St Jude Medical, Inc.	263	17,324
Sysmex Corp.	2,100	94,780
Zimmer Holdings, Inc.(b)	3,182	356,702

		1,280,280

HEALTHCARE - SERVICES (0.19%)
Aetna, Inc.	561	51,511

		Value
Description	Shares	(Note 2)

HEALTHCARE - SERVICES (0.19%) (continued)
Anthem, Inc.	479	$64,646
Cigna Corp.	285	30,446
Fresenius SE & Co., KGaA	2,753	157,909
ICON PLC(a)	4,066	229,322
Laboratory Corp. of America Holdings(a)	2,079	238,628
Miraca Holdings, Inc.	400	18,053
UnitedHealth Group, Inc.	140	14,875
Universal Health Services, Inc., Class B(b)	4,090	419,348

		1,224,738

HOME BUILDERS (0.01%)
Sekisui Chemical Co., Ltd.	9,000	99,174

HOME FURNISHINGS (0.03%)
Panasonic Corp.	15,700	180,758
Sharp Corp.(a)	14,000	27,659

		208,417

HOUSEWARES (0.16%)
Avery Dennison Corp.(b)	7,595	396,991
Kimberly-Clark Corp.	1,354	146,178
Newell Rubbermaid, Inc.(b)	11,057	407,671
The Clorox Co.	831	88,676

		1,039,516

INSURANCE (0.91%)
ACE, Ltd.(b)	3,761	406,038
Aflac, Inc.	1,334	76,145
Alleghany Corp.(a)	633	279,843
Allianz SE	1,380	228,296
Aon PLC	3,761	338,678
Aviva PLC	18,737	149,011
AXA SA	1,993	46,967
Baloise Holding AG	978	127,815
Berkshire Hathaway, Inc., Class B(a)(b)	3,201	460,656
Endurance Specialty Holdings, Ltd.	4,420	270,150
Legal & General Group PLC	40,341	162,780
MetLife, Inc.(b)	5,067	235,616
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	539	108,414
Prudential Financial, Inc.	3,897	295,704
Reinsurance Group of America, Inc.(b)	2,385	197,502
Swiss Re AG	1,895	171,504
The Allstate Corp.(b)	7,323	511,072
The Progressive Corp.	2,985	77,461
The Travelers Companies, Inc.(b)	3,720	382,490
Tokio Marine Holdings, Inc.	5,600	197,428
Torchmark Corp.(b)	3,982	199,379
Unum Group	720	22,363
Validus Holdings, Ltd.(b)	7,498	297,296
WR Berkley Corp.	6,445	315,741
XL Group PLC	12,615	435,091

		5,993,440

INTERNET (0.29%)
Amazon.com, Inc.(a)	136	48,216

		Value
Description	Shares	(Note 2)

INTERNET (0.29%) (continued)
Baidu, Inc., Sponsored ADR(a)	564	$122,907
CDW Corp.	8,371	286,791
eBay, Inc.(a)	597	31,641
Expedia, Inc.(b)	4,161	357,555
F5 Networks, Inc.(a)	120	13,394
Facebook, Inc., Class A(a)	2,045	155,236
Google, Inc., Class A(a)	648	348,332
Google, Inc., Class C(a)	246	131,492
Nexon Co., Ltd.	4,300	42,623
Symantec Corp.	1,234	30,566
The Priceline Group, Inc.(a)	81	81,768
TripAdvisor, Inc.(a)	1,638	109,762
Yahoo!, Inc.(a)	3,740	164,523

		1,924,806

INVESTMENT COMPANIES (0.03%)
EXOR SpA	2,864	117,220
Liberty Broadband Corp., Class A(a)(b)	420	18,677
Liberty Broadband Corp., Class C(a)(b)	1,092	48,485

		184,382

IRON & STEEL (0.02%)
Kobe Steel, Ltd.	22,000	38,968
Nippon Steel & Sumitomo Metal Corp.	51,000	120,518
Nucor Corp.	61	2,663

		162,149

LEISURE TIME (0.00%)(c)
Royal Caribbean Cruises, Ltd.	96	7,253

LODGING (0.02%)
InterContinental Hotels Group PLC	2,476	99,275
Starwood Hotels & Resorts Worldwide, Inc.	402	28,932
Wyndham Worldwide Corp.	201	16,842

		145,049

MACHINERY - CONSTRUCTION & MINING (0.06%)
Atlas Copco AB	1,232	33,755
Caterpillar, Inc.	898	71,813
Joy Global, Inc.	148	6,207
Mitsubishi Electric Corp.	14,000	164,106
Terex Corp.	4,576	102,869

		378,750

MACHINERY - DIVERSIFIED (0.09%)
AGCO Corp.	2,797	121,222
FANUC Corp.	800	135,502
Flowserve Corp.	1,128	61,465
Kawasaki Heavy Industries, Ltd.	5,000	24,227
Mitsubishi Heavy Industries, Ltd.	26,000	145,045
Rockwell Automation, Inc.	322	35,072
Zebra Technologies Corp., Class A(a)	540	45,068

		567,601

		Value
Description	Shares	(Note 2)

MEDIA (0.48%)
Cablevision Systems Corp., Class A	697	$13,187
CBS Corp., Class B(b)	5,074	278,106
Comcast Corp., Class A(b)	13,298	706,722
DIRECTV(a)	648	55,262
Discovery Communications, Inc., Class A(a)	2,254	65,332
Discovery Communications, Inc., Class C(a)	697	19,432
Liberty Global PLC, Class A(a)	1,420	66,342
Liberty Global PLC, Class C(a)	13,307	606,666
Liberty Media Corp., Class A(a)(b)	1,680	57,204
Liberty Media Corp., Class C(a)(b)	3,360	114,643
Phoenix New Media, Ltd., ADR(a)	10,623	81,585
Starz, Class A(a)	2,388	70,494
The Walt Disney Co.	1,367	124,342
Time Warner Cable, Inc.	1,448	197,116
Time Warner, Inc.	2,818	219,607
Time, Inc.(b)	418	10,467
Tribune Media Co., Class A(a)	3,605	212,299
Viacom, Inc., Class B(b)	4,523	291,372

		3,190,178

METAL FABRICATE & HARDWARE (0.04%)
Global Brass & Copper Holdings, Inc.	8,554	112,314
The Timken Co.	4,459	169,487

		281,801

MINING (0.07%)
Anglo American PLC	8,241	138,152
Antofagasta PLC	11,084	108,516
Barrick Gold Corp.	15,111	193,119

		439,787

MISCELLANEOUS MANUFACTURING (0.36%)
3M Co.	806	130,814
Carlisle Companies, Inc.(b)	1,621	145,371
Crane Co.(b)	6,932	422,505
Danaher Corp.(b)	5,001	411,982
Dover Corp.	944	66,118
FUJIFILM Holdings Corp.	4,800	163,420
General Electric Co.	2,581	61,660
Illinois Tool Works, Inc.	920	85,643
Ingersoll-Rand PLC	4,835	321,044
Nikon Corp.	2,700	34,581
Parker-Hannifin Corp.(b)	1,406	163,743
Pentair PLC	359	22,190
Siemens AG	102	10,719
Textron, Inc.(b)	7,447	316,944

		2,356,734

OFFICE & BUSINESS EQUIPMENT (0.04%)
Canon, Inc.	7,300	232,527
Pitney Bowes, Inc.	198	4,748
Ricoh Co., Ltd.	1,700	16,750

		254,025

OIL & GAS (1.07%)
BP PLC	45,169	288,769

		Value
Description	Shares	(Note 2)

OIL & GAS (1.07%) (continued)
California Resources Corp.(a)	1,521	$7,787
Canadian Natural Resources, Ltd.(b)	10,546	305,201
Chesapeake Energy Corp.	1,261	24,186
Chevron Corp.	443	45,421
ConocoPhillips	1,499	94,407
Devon Energy Corp.	59	3,556
Diamondback Energy, Inc.(a)(b)	7,547	520,668
Energen Corp.(b)	5,611	355,850
EOG Resources, Inc.	4,671	415,859
EQT Corp.	4,983	370,935
Exxon Mobil Corp.	9,986	872,976
Helmerich & Payne, Inc.	282	16,796
Hess Corp.	1,338	90,302
Inpex Corp.	10,300	114,376
JX Holdings, Inc.	19,500	72,367
Kosmos Energy, Ltd.(a)	15,951	139,890
Marathon Oil Corp.	2,169	57,695
Marathon Petroleum Corp.	5,470	506,467
Neste Oil OYJ	4,935	136,625
Newfield Exploration Co.(a)	668	19,893
Occidental Petroleum Corp.	5,820	465,600
Pacific Drilling SA(a)	32,443	108,035
Parsley Energy, Inc., Class A(a)	35,166	589,734
Phillips 66	7,335	515,797
Precision Drilling Corp.	24,510	125,001
QEP Resources, Inc.	12,700	256,794
Repsol SA	5,199	92,147
Rice Energy, Inc.(a)(b)	16,553	282,725
Royal Dutch Shell PLC, Class A	2,112	64,195
Tesoro Corp.	230	18,798
Total SA	718	36,916
Valero Energy Corp.	1,020	53,938

		7,069,706

OIL & GAS SERVICES (0.06%)
Baker Hughes, Inc.	1,468	85,129
FMC Technologies, Inc.(a)	784	29,384
MRC Global, Inc.(a)	8,138	87,972
National Oilwell Varco, Inc.	649	35,325
Petrofac, Ltd.	5,227	55,583
Schlumberger, Ltd.	1,477	121,690

		415,083

PACKAGING & CONTAINERS (0.33%)
Ball Corp.	1,541	97,592
Berry Plastics Group, Inc.(a)	13,923	470,876
Crown Holdings, Inc.(a)(b)	8,766	388,421
Graphic Packaging Holding Co.(a)(b)	40,815	591,001
Owens-Illinois, Inc.(a)	6,957	162,446
Packaging Corp. of America(b)	5,798	439,778

		2,150,114

PHARMACEUTICALS (1.05%)
Abbott Laboratories	725	32,451
AbbVie, Inc.	8,393	506,518
Actelion, Ltd.	542	60,209

		Value
Description	Shares	(Note 2)

PHARMACEUTICALS (1.05%) (continued)
Alfresa Holdings Corp.	8,900	$106,485
Allergan, Inc.	312	68,409
AmerisourceBergen Corp.	687	65,299
Astellas Pharma, Inc.	1,200	18,695
AstraZeneca PLC	3,459	247,108
Bayer AG	2,020	292,287
Cardinal Health, Inc.(b)	4,364	363,041
Celesio AG	2,128	63,122
Express Scripts Holding Co.(a)(b)	6,777	546,972
GlaxoSmithKline PLC	1,517	33,520
Hisamitsu Pharmaceutical Co., Inc.	3,300	112,969
Johnson & Johnson	4,692	469,857
McKesson Corp.(b)	1,682	357,677
Merck & Co., Inc.	4,526	272,827
Novartis AG	2,114	207,555
Novartis AG, Sponsored ADR	4,291	417,943
Novo Nordisk A/S, Class B	5,545	248,836
Omnicare, Inc.(b)	5,047	378,424
Pfizer, Inc.	19,311	603,469
Roche Holding AG	609	164,885
Sanofi	400	37,064
Santen Pharmaceutical Co., Ltd.	1,300	81,478
Shionogi & Co.	4,900	148,340
Shire PLC	1,471	107,546
Shire PLC, ADR	518	113,577
Sumitomo Dainippon Pharma Co., Ltd.	10,400	110,173
Takeda Pharmaceutical Co., Ltd.	600	30,161
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	11,527	655,425

		6,922,322

PIPELINES (0.01%)
ONEOK, Inc.	1,079	47,508

REAL ESTATE (0.06%)
Aeon Mall Co., Ltd.	1,400	23,403
Daito Trust Construction Co., Ltd.	1,100	123,414
IMMOFINANZ AG(a)	11,242	25,712
Mitsubishi Estate Co., Ltd.	9,000	182,675
Nomura Real Estate Holdings, Inc.	1,700	28,895

		384,099

REAL ESTATE INVESTMENT TRUSTS (0.13%)
American Capital Agency Corp.	5,233	112,771
American Homes 4 Rent, Class A	6,555	109,403
American Residential Properties, Inc.(a)	5,177	90,649
AvalonBay Communities, Inc.	131	22,662
Boston Properties, Inc.(b)	787	109,236
Equity Residential(b)	1,402	108,809
Host Hotels & Resorts, Inc.	6,914	158,261
Iron Mountain, Inc.	460	18,326
Japan Prime Realty Investment Corp.	1	3,508
Japan Real Estate Investment Corp.	1	4,880
Kimco Realty Corp.	3,781	104,545

		843,050

		Value
Description	Shares	(Note 2)

RETAIL (0.61%)
Abercrombie & Fitch Co., Class A	2,834	$72,324
Aeon Co., Ltd.	12,000	127,685
AutoZone, Inc.(a)	174	103,871
Bed Bath & Beyond, Inc.(a)	133	9,944
Best Buy Co., Inc.	532	18,726
Chipotle Mexican Grill, Inc.(a)	60	42,590
Coach, Inc.	2,119	78,806
CVS Health Corp.(b)	5,654	554,997
Dollar Tree, Inc.(a)	759	53,965
FamilyMart Co., Ltd.	2,700	117,721
GameStop Corp., Class A	3,697	130,319
J Front Retailing Co., Ltd.	4,000	51,469
Kohl’s Corp.	703	41,983
Lowe’s Companies, Inc.	1,475	99,946
Macy’s, Inc.(b)	5,247	335,178
O’Reilly Automotive, Inc.(a)	504	94,429
Pandora A/S(a)	1,370	98,347
PetSmart, Inc.	330	26,963
Rite Aid Corp.(a)	62,412	435,636
Sally Beauty Holdings, Inc.(a)	11,196	347,972
Takashimaya Co., Ltd.	4,000	35,323
The Gap, Inc.	8,610	354,646
The Home Depot, Inc.(b)	4,150	433,343
Walgreens Boots Alliance, Inc.	335	24,706
Wal-Mart Stores, Inc.	3,824	324,964

		4,015,853

SAVINGS & LOANS (0.03%)
Investors Bancorp, Inc.	15,336	168,849

SEMICONDUCTORS (0.33%)
ASML Holding NV	425	44,798
Avago Technologies, Ltd.	4,252	437,446
Intel Corp.	4,188	138,371
NXP Semiconductors NV(a)	5,453	432,641
ON Semiconductor Corp.(a)(b)	34,406	344,404
QUALCOMM, Inc.	3,813	238,160
Texas Instruments, Inc.(b)	10,404	556,094

		2,191,914

SHIPBUILDING (0.05%)
Huntington Ingalls Industries, Inc.(b)	3,106	362,160

SOFTWARE (0.46%)
Activision Blizzard, Inc.(b)	23,887	499,119
Amadeus IT Holding SA, Class A	3,144	126,441
CA, Inc.	4,987	151,106
Citrix Systems, Inc.(a)	319	18,904
CommVault Systems, Inc.(a)	1,508	65,719
Electronic Arts, Inc.(a)	447	24,522
Fidelity National Information Services, Inc.	5,743	358,535
GungHo Online Entertainment, Inc.	15,200	52,682
Intuit, Inc.	1,581	137,262
Microsoft Corp.(b)	19,374	782,710

		Value
Description	Shares	(Note 2)

SOFTWARE (0.46%) (continued)
NetEase, Inc., ADR(b)	2,000	$218,500
Oracle Corp.(b)	14,491	607,028
The Dun & Bradstreet Corp.	246	28,317

		3,070,845

TELECOMMUNICATIONS (0.44%)
AT&T, Inc.	3,675	120,981
CenturyLink, Inc.	144	5,352
Cisco Systems, Inc.(b)	12,922	340,689
Deutsche Telekom AG	11,884	205,261
Harris Corp.(b)	3,073	206,291
Hikari Tsushin, Inc.	900	51,963
KDDI Corp.	2,500	178,042
Motorola Solutions, Inc.	5,001	312,112
NTT DOCOMO, Inc.	12,500	213,425
Orange SA	3,984	70,320
Qorvo, Inc.(a)	4,611	340,615
SoftBank Corp.	2,000	118,590
TDC A/S	15,857	117,588
Telecom Italia SpA(a)	124,864	145,752
Verizon Communications, Inc.	10,775	492,525
Vodafone Group PLC	3,925	13,863

		2,933,369

TOYS, GAMES & HOBBIES (0.01%)
Mattel, Inc.	1,410	37,929

TRANSPORTATION (0.16%)
AP Moeller-Maersk A/S, Class A(a)	66	129,798
Central Japan Railway Co.	1,200	207,647
CH Robinson Worldwide, Inc.	210	14,956
Deutsche Post AG	1,621	52,699
East Japan Railway Co.	2,500	194,371
FedEx Corp.	311	52,593
Hankyu Hanshin Holdings	21,000	117,491
Nippon Yusen Kabushiki Kaisha	13,000	38,968
Union Pacific Corp.	1,094	128,228
United Parcel Service, Inc., Class B	882	87,177

		1,023,928

TOTAL COMMON STOCKS (Cost $82,682,442)		90,959,601

EXCHANGE TRADED FUNDS (0.04%)
iShares® Europe ETF	1,487	63,539
iShares® MSCI Japan ETF	4,613	53,003
SPDR® S&P 500® ETF Trust	782	155,986

		272,528

TOTAL EXCHANGE TRADED FUNDS (Cost $260,611)		272,528

		Value
Description	Shares	(Note 2)

LIMITED PARTNERSHIPS (0.02%)
OIL & GAS (0.02%)
Viper Energy Partners LP	5,644	$98,770

TOTAL LIMITED PARTNERSHIPS (Cost $122,568)		98,770

OPEN-END MUTUAL FUNDS (57.20%)
AQR Multi Strategy Alternative Fund, Class I	4,177,161	41,938,699
AQR Risk Parity Fund, Class I	4,032,110	42,458,117
Diamond Hill Long-Short Fund, Class Y(a)	2,473,719	57,217,125
FPA Crescent Fund	1,957,761	64,782,308
Morgan Stanley Institutional Fund, Inc. - Multi-Asset Portfolio, Class I	5,645,485	65,374,721
Nuveen Symphony Floating Rate Income Fund, Class I	323,608	6,595,124
PIMCO Short-Term Fund, Institutional Class(b)	10,225,013	99,387,122

		377,753,216

TOTAL OPEN-END MUTUAL FUNDS (Cost $365,146,910)		377,753,216

PREFERRED STOCKS (0.02%)
AUTO MANUFACTURERS (0.02%)
Bayerische Motoren Werke AG	1,516	128,738

TOTAL PREFERRED STOCKS (Cost $120,783)		128,738

RIGHTS (0.00%)(c)
ENGINEERING & CONSTRUCTION (0.00%)(c)
ACS Actividades de Construccion y Servicios SA(a)	3,630	1,846

TOTAL RIGHTS (Cost $0)		1,846

Description	Principal Amount	Value (Note 2)

CORPORATE BONDS (2.19%)
Abbey National Treasury Services PLC
1.38%, 03/13/2017	$84,000	84,366
Albemarle Corp.
3.00%, 12/01/2019	16,000	16,327
4.15%, 12/01/2024	18,000	19,018
5.45%, 12/01/2044	23,000	25,971
Allegheny Technologies, Inc.
5.95%, 01/15/2021	23,000	24,599
American Campus Communities Operating Partnership LP
4.13%, 07/01/2024	40,000	42,038
American Express Co.
5.20%, Perpetual Maturity(d)	38,000	38,913

		Principal Amount	Value (Note 2)

CORPORATE BONDS (2.19%) (continued)
American Express Credit Corp.
1.55%,	09/22/2017	$54,000	$54,509
American Honda Finance Corp.
1.20%,	07/14/2017	153,000	153,791
American International Group, Inc.
3.88%,	01/15/2035	46,000	47,463
Anadarko Finance Co., Series B
7.50%,	05/01/2031	20,000	27,628
Anadarko Petroleum Corp.
6.45%,	09/15/2036	142,000	182,112
Anheuser-Busch InBev Worldwide, Inc.
1.38%,	07/15/2017	78,000	78,753
Arizona Public Service Co.
2.20%,	01/15/2020	20,000	20,339
Assurant, Inc.
6.75%,	02/15/2034	98,000	128,469
Astoria Financial Corp.
5.00%,	06/19/2017	97,000	103,149
AT&T, Inc.
1.40%,	12/01/2017	300,000	299,462
BAE Systems Holdings, Inc.
3.80%,	10/07/2024(e)	58,000	62,269
4.75%,	10/07/2044(e)	35,000	40,140
Banco Internacional del Peru SAA
5.75%,	10/07/2020(f)	100,000	110,100
Bancolombia SA
5.95%,	06/03/2021	100,000	109,595
Bank of America Corp.
4.25%,	10/22/2026	33,000	34,389
7.25%,	10/15/2025	7,000	9,002
Bank of America Corp., Series L
2.60%,	01/15/2019	119,000	121,559
BBVA Bancomer SA
6.75%,	09/30/2022(f)	150,000	169,932
Becton Dickinson and Co.
3.73%,	12/15/2024	15,000	16,042
4.69%,	12/15/2044	10,000	11,424
Bharti Airtel International Netherlands BV
5.13%,	03/11/2023(f)	200,000	221,920
BP Capital Markets PLC
3.54%,	11/04/2024	22,000	22,826
4.74%,	03/11/2021	30,000	33,766
Cemex SAB de CV
7.25%,	01/15/2021(f)	200,000	207,000
China Overseas Finance Cayman V, Ltd.
3.95%,	11/15/2022	200,000	196,683
China Shanshui Cement Group, Ltd.
10.50%,	04/27/2017(f)	200,000	207,500

		Principal Amount	Value (Note 2)

CORPORATE BONDS (2.19%) (continued)
CISCO Systems, Inc.
2.13%,	03/01/2019	$66,000	$67,809
Citigroup, Inc.
5.88%,	02/22/2033	105,000	124,309
Colbun SA
4.50%,	07/10/2024(f)	200,000	205,380
Comerica, Inc.
2.13%,	05/23/2019	60,000	60,544
Cox Communications, Inc.
4.80%,	02/01/2035(e)	45,000	49,776
Credit Suisse New York
5.40%,	01/14/2020	177,000	201,172
CVS Pass-Through Trust
5.93%,	01/10/2034(e)	35,237	42,966
Development Bank of Kazakhstan JSC
4.13%,	12/10/2022(f)	200,000	163,500
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.95%,	01/15/2025	22,000	23,182
6.35%,	03/15/2040	51,000	63,246
Dollar General Corp.
4.13%,	07/15/2017	59,000	62,146
Dominion Gas Holdings LLC
4.80%,	11/01/2043	34,000	39,394
Dominion Resources, Inc.
5.75%,	10/01/2054(g)	31,000	33,221
Domtar Corp.
6.75%,	02/15/2044	101,000	120,825
DP World, Ltd.
6.85%,	07/02/2037(f)	100,000	117,024
Ecolab, Inc.
2.25%,	01/12/2020	19,000	19,312
Ecopetrol SA
5.88%,	09/18/2023	100,000	106,250
El Paso Pipeline Partners Operating Co., LLC
6.50%,	04/01/2020	135,000	155,018
Entergy Arkansas, Inc.
4.95%,	12/15/2044	25,000	28,269
Entergy Louisiana LLC
4.95%,	01/15/2045	23,000	24,495
Enterprise Products Operating LLC
3.75%,	02/15/2025	74,000	77,264
Exelon Generation Co., LLC
2.95%,	01/15/2020	26,000	26,492
Farmers Exchange Capital III
5.45%,	10/15/2054(e)(g)	65,000	71,079
FedEx Corp.
4.10%,	02/01/2045	4,000	4,207

		Principal Amount	Value (Note 2)

CORPORATE BONDS (2.19%) (continued)
Fifth Third Bancorp, Series J
4.90%,	Perpetual Maturity(d)	$79,000	$77,061
First Niagara Financial Group, Inc.
6.75%,	03/19/2020	166,000	186,831
7.25%,	12/15/2021	37,000	42,361
FirstEnergy Corp., Series C
7.38%,	11/15/2031	74,000	97,419
Forest Laboratories, Inc.
4.88%,	02/15/2021(e)	65,000	71,113
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.63%,	05/01/2021	35,000	36,837
6.75%,	02/01/2022	60,000	63,900
Freeport-McMoRan, Inc.
2.30%,	11/14/2017	39,000	38,398
Genentech, Inc.
4.75%,	07/15/2015	300,000	305,950
General Electric Capital Corp.
1.50%,	07/12/2016	89,000	90,268
5.88%,	01/14/2038	150,000	199,896
General Electric Co.
2.70%,	10/09/2022	52,000	53,564
Georgia Power Co.
3.00%,	04/15/2016	22,000	22,657
Georgia-Pacific LLC
3.60%,	03/01/2025(e)	109,000	115,190
3.73%,	07/15/2023(e)	87,000	92,865
5.40%,	11/01/2020(e)	75,000	86,173
Goldcorp, Inc.
5.45%,	06/09/2044	46,000	50,224
Hess Corp.
5.60%,	02/15/2041	67,000	73,239
7.88%,	10/01/2029	32,000	42,955
Hewlett-Packard Co.
6.00%,	09/15/2041	70,000	83,266
Hydro-Quebec
1.38%,	06/19/2017	95,000	96,119
ICICI Bank, Ltd.
5.75%,	11/16/2020(f)	100,000	113,898
Ingersoll-Rand Global Holding Co., Ltd.
5.75%,	06/15/2043	122,000	153,663
Ingersoll-Rand Luxembourg Finance SA
4.65%,	11/01/2044	14,000	15,459
Ingram Micro, Inc.
4.95%,	12/15/2024	32,000	33,162
InRetail Consumer
5.25%,	10/10/2021(f)	50,000	50,270

		Principal Amount	Value (Note 2)

CORPORATE BONDS (2.19%) (continued)
Intel Corp.
1.35%,	12/15/2017	$71,000	$71,610
Inversiones CMPC SA
4.50%,	04/25/2022(f)	150,000	153,106
Itau Unibanco Holding SA
5.65%,	03/19/2022(f)	200,000	204,000
John Deere Capital Corp.
0.33%,	02/25/2016(g)	120,000	120,067
1.13%,	06/12/2017	81,000	81,264
1.55%,	12/15/2017	85,000	86,164
JPMorgan Chase & Co.
2.20%,	10/22/2019	17,000	17,129
3.25%,	09/23/2022	197,000	203,726
JPMorgan Chase & Co., Series 1
7.90%,	Perpetual Maturity(d)	49,000	52,905
JPMorgan Chase & Co., Series V
5.00%,	Perpetual Maturity(d)	62,000	61,690
Kinder Morgan, Inc.
5.00%,	02/15/2021(e)	57,000	60,845
Kinross Gold Corp.
5.95%,	03/15/2024(e)	25,000	24,944
KOC Holding AS
3.50%,	04/24/2020(f)	200,000	195,532
Laboratory Corp. of America Holdings
3.20%,	02/01/2022	10,000	10,201
3.60%,	02/01/2025	33,000	33,845
4.70%,	02/01/2045	34,000	35,739
LS Finance 2022, Ltd.
4.25%,	10/16/2022	200,000	206,459
Lubrizol Corp.
6.50%,	10/01/2034	24,000	34,131
Macquarie Bank, Ltd.
2.60%,	06/24/2019(e)	42,000	42,982
MAF Global Securities, Ltd.
4.75%,	05/07/2024(f)	200,000	209,750
Marathon Oil Corp.
6.60%,	10/01/2037	28,000	33,755
Medtronic, Inc.
3.50%,	03/15/2025(e)	46,000	48,941
4.38%,	03/15/2035(e)	65,000	72,473
4.63%,	03/15/2045(e)	67,000	77,806
Metropolitan Life Global Funding I
1.30%,	04/10/2017(e)	150,000	150,759
Mondelez International, Inc.
6.13%,	02/01/2018	20,000	22,651
6.50%,	02/09/2040	52,000	71,723

		Principal Amount	Value (Note 2)

CORPORATE BONDS (2.19%) (continued)
Morgan Stanley
1.88%,	01/05/2018	$54,000	$54,446
4.10%,	05/22/2023	174,000	180,555
4.35%,	09/08/2026	33,000	34,654
4.75%,	03/22/2017	63,000	67,330
Mylan, Inc.
7.88%,	07/15/2020(e)	149,000	158,507
National Rural Utilities Cooperative Finance Corp.
1.10%,	01/27/2017	109,000	109,216
1.90%,	11/01/2015	150,000	151,666
2.85%,	01/27/2025	19,000	19,464
4.75%,	04/30/2043(g)	64,000	63,712
New York Life Global Funding
1.65%,	05/15/2017(e)	104,000	105,627
Noble Energy, Inc.
3.90%,	11/15/2024	20,000	20,274
5.05%,	11/15/2044	69,000	70,726
Noble Group, Ltd.
6.75%,	01/29/2020(f)	100,000	108,500
Odebrecht Finance, Ltd.
4.38%,	04/25/2025(f)	200,000	151,000
Omega Healthcare Investors, Inc.
4.95%,	04/01/2024(e)	49,000	52,889
Omnicom Group, Inc.
3.65%,	11/01/2024	69,000	72,442
Oversea-Chinese Banking Corp., Ltd.
4.00%,	10/15/2024(f)(g)	200,000	207,670
Paccar Financial Corp.
2.20%,	09/15/2019	93,000	95,137
Pacific LifeCorp.
6.00%,	02/10/2020(e)	51,000	58,833
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.05%,	01/09/2020(e)	28,000	28,582
Petroleos Mexicanos
5.50%,	06/27/2044	12,000	12,120
5.63%,	01/23/2046(e)	25,000	25,675
Pitney Bowes, Inc.
4.63%,	03/15/2024	131,000	139,466
Praxair, Inc.
2.65%,	02/05/2025	19,000	19,243
President and Fellows of Harvard College
3.62%,	10/01/2037	34,000	37,094
Principal Life Global Funding II
1.00%,	12/11/2015(e)	91,000	91,465
Prudential Financial, Inc.
5.63%,	06/15/2043(g)	81,000	84,645

		Principal Amount	Value (Note 2)

CORPORATE BONDS (2.19%) (continued)
Regions Financial Corp.
7.38%,	12/10/2037	$111,000	$154,480
Sberbank of Russia Via SB Capital SA
6.13%,	02/07/2022(f)	200,000	169,000
Scripps Networks Interactive, Inc.
2.75%,	11/15/2019	23,000	23,655
Southern California Edison, Series C
3.60%,	02/01/2045	24,000	25,415
Southwestern Energy Co.
3.30%,	01/23/2018	10,000	10,120
4.05%,	01/23/2020	19,000	19,308
4.95%,	01/23/2025	37,000	38,023
Stanley Black & Decker, Inc.
5.75%,	12/15/2053(g)	83,000	90,428
SVB Financial Group
3.50%,	01/29/2025	44,000	44,007
Synchrony Financial
4.25%,	08/15/2024	54,000	57,095
Talisman Energy, Inc.
5.50%,	05/15/2042	63,000	62,826
The Boeing Co.
0.95%,	05/15/2018	86,000	85,382
The Goldman Sachs Group, Inc.
2.55%,	10/23/2019	24,000	24,374
5.25%,	07/27/2021	53,000	60,883
6.13%,	02/15/2033	53,000	68,457
6.75%,	10/01/2037	123,000	162,283
The Interpublic Group of Companies, Inc.
3.75%,	02/15/2023	42,000	43,531
4.20%,	04/15/2024	36,000	38,607
The Southern Co.
1.30%,	08/15/2017	119,000	119,577
The Valspar Corp.
3.30%,	02/01/2025	14,000	14,292
4.40%,	02/01/2045	15,000	15,676
Time Warner Cable, Inc.
4.50%,	09/15/2042	45,000	48,431
6.55%,	05/01/2037	20,000	26,439
7.30%,	07/01/2038	51,000	71,916
Time Warner Entertainment Co., LP
8.38%,	07/15/2033	53,000	82,314
Trans-Allegheny Interstate Line Co.
3.85%,	06/01/2025(e)	20,000	21,369
Transnet SOC, Ltd.
4.00%,	07/26/2022(f)	200,000	198,720
Transocean, Inc.
3.80%,	10/15/2022	14,000	10,341

			Principal Amount	Value (Note 2)

CORPORATE BONDS (2.19%) (continued)
Trinity Industries, Inc.
4.55%,	10/01/2024		$27,000	$26,882
Union Pacific Corp.
3.38%,	02/01/2035		23,000	23,685
3.88%,	02/01/2055		23,000	23,690
UnitedHealth Group, Inc.
1.40%,	12/15/2017		28,000	28,315
Valmont Industries, Inc.
5.00%,	10/01/2044		40,000	43,646
5.25%,	10/01/2054		60,000	64,307
Verizon Communications, Inc.
3.50%,	11/01/2024		70,000	72,123
4.86%,	08/21/2046(e)		58,000	64,198
6.40%,	09/15/2033		67,000	86,420
Walgreens Boots Alliance, Inc.
4.80%,	11/18/2044		44,000	50,379
Wells Fargo & Co.
1.40%,	09/08/2017		224,000	225,616
Wells Fargo & Co., Series U
5.88%,	Perpetual Maturity(d)		33,000	34,567
Wells Fargo Capital X
5.95%,	12/15/2036		28,000	28,952
Woori Bank
4.75%,	04/30/2024(f)		200,000	217,026

				14,482,562

TOTAL CORPORATE BONDS (Cost $14,206,564)		Currency		14,482,562

FOREIGN GOVERNMENT BONDS (0.04%)
Canada Government International Bond
0.88%,	02/14/2017	USD	90,000	90,601
Mexico Government International Bond
4.75%,	03/08/2044	USD	71,000	77,745
Province of British Columbia
2.85%,	06/15/2015	USD	97,000	97,966

				266,312

TOTAL FOREIGN GOVERNMENT BONDS (Cost $262,172)				266,312

GOVERNMENT BONDS (0.16%)
Tennessee Valley Authority
1.75%,	10/15/2018		43,000	44,008

		Principal Amount	Value (Note 2)

U.S. Treasury Bonds
5.25%,	11/15/2028	$69,000	$96,740
4.50%,	02/15/2036	50,000	71,559
3.50%,	02/15/2039	81,000	101,041
3.13%,	08/15/2044	126,000	150,235
3.00%,	11/15/2044	75,000	87,469

			507,044

U.S. Treasury Inflation Indexed Notes
0.13%,	04/15/2018	153,266	156,031

U.S. Treasury Notes
1.50%,	12/31/2018	38,000	38,724
2.25%,	11/15/2024	280,000	294,985

			333,709

TOTAL GOVERNMENT BONDS (Cost $969,900)			1,040,792

		Principal Amount/ Shares	Value (Note 2)

SHORT TERM INVESTMENTS (2.48%)
MONEY MARKET FUNDS (2.21%)
Bank of New York Cash Reserve, 7-day yield, 0.050%		244,166	244,166
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.010%		14,390,284	14,390,283

			14,634,449

U.S. TREASURY BILLS (0.27%)
0.022%, 04/23/2015(h)		1,760,000	1,759,981

TOTAL SHORT TERM INVESTMENTS (Cost $16,394,300)			16,394,430

TOTAL INVESTMENTS (75.93%) (Cost $480,166,250)			$501,398,795

SEGREGATED CASH WITH BROKERS (28.29%)(i)			186,796,045

SECURITIES SOLD SHORT (-3.95%) (Proceeds $25,368,666)			(26,097,369)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.27%)			(1,721,022)

NET ASSETS (100.00%)			$660,376,449

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value (Note 2)

COMMON STOCKS (-3.93%)
APPAREL (-0.03%)
Under Armour, Inc., Class A	(2,702)	(194,760)

AUTO PARTS & EQUIPMENT (-0.05%)
Autoliv, Inc.	(2,534)	(268,756)

	Shares	Value (Note 2)

AUTO PARTS & EQUIPMENT (-0.05%) (continued)
Dorman Products, Inc.	(1,773)	$(81,079)

		(349,835)

BANKS (-0.28%)
BancorpSouth, Inc.	(6,417)	(127,377)
Community Bank System, Inc.	(4,949)	(166,435)
CVB Financial Corp.	(8,148)	(119,042)
First Financial Bankshares, Inc.	(6,821)	(168,479)
Glacier Bancorp, Inc.	(4,609)	(102,642)
HDFC Bank, Ltd., ADR	(1,891)	(107,749)
Home BancShares, Inc.	(4,390)	(130,032)
Northern Trust Corp.	(1,954)	(127,753)
Trustmark Corp.	(6,693)	(142,963)
UMB Financial Corp.	(2,264)	(109,849)
United Bankshares, Inc.	(6,668)	(225,445)
Valley National Bancorp	(13,362)	(121,327)
Westamerica Bancorporation	(4,972)	(202,261)

		(1,851,354)

BEVERAGES (-0.02%)
Keurig Green Mountain, Inc.	(1,199)	(146,949)

BIOTECHNOLOGY (-0.05%)
Biogen Idec, Inc.	(679)	(264,240)
Puma Biotechnology, Inc.	(457)	(96,463)

		(360,703)

BUILDING MATERIALS (-0.05%)
Trex Co., Inc.	(4,767)	(202,740)
Vulcan Materials Co.	(2,190)	(154,417)

		(357,157)

CHEMICALS (-0.08%)
Air Products & Chemicals, Inc.	(578)	(84,163)
EI du Pont de Nemours & Co.	(3,596)	(256,071)
Intrepid Potash, Inc.	(13,490)	(179,552)

		(519,786)

COAL (-0.03%)
CONSOL Energy, Inc.	(5,658)	(163,799)

COMMERCIAL SERVICES (-0.13%)
Avis Budget Group, Inc.	(3,780)	(216,632)
Monro Muffler Brake, Inc.	(4,658)	(266,158)
Ritchie Bros. Auctioneers, Inc.	(8,877)	(221,925)
Rollins, Inc.	(4,667)	(154,244)

		(858,959)

COMPUTERS (-0.15%)
3D Systems Corp.	(3,839)	(111,638)
Infosys, Ltd., Sponsored ADR	(8,724)	(297,314)
VeriFone Systems, Inc.	(10,152)	(318,672)
Wipro, Ltd., ADR	(19,848)	(255,245)

		(982,869)

COSMETICS & PERSONAL CARE (-0.03%)
Colgate-Palmolive Co.	(2,925)	(197,496)

DISTRIBUTION & WHOLESALE (-0.09%)
Fastenal Co.	(6,710)	(297,924)
WW Grainger, Inc.	(1,280)	(301,875)

		(599,799)

	Shares	Value (Note 2)

DIVERSIFIED FINANCIAL SERVICES (-0.07%)
Eaton Vance Corp.	(4,404)	$(177,261)
Financial Engines, Inc.	(3,605)	(129,420)
LPL Financial Holdings, Inc.	(3,341)	(137,482)

		(444,163)

ELECTRIC (-0.01%)
Ormat Technologies, Inc.	(2,097)	(56,095)

ELECTRONICS (-0.16%)
Agilent Technologies, Inc.	(3,456)	(130,533)
Itron, Inc.	(6,649)	(247,410)
LG Display Co., Ltd., ADR	(15,343)	(248,403)
National Instruments Corp.	(9,265)	(278,691)
Trimble Navigation, Ltd.	(6,519)	(155,413)

		(1,060,450)

ENTERTAINMENT (-0.05%)
Gaming and Leisure Properties, Inc., REIT	(9,948)	(324,603)

FOOD (-0.31%)
Campbell Soup Co.	(5,599)	(256,098)
Flowers Foods, Inc.	(10,308)	(201,625)
McCormick & Co., Inc.	(3,102)	(221,452)
Mondelez International, Inc., Class A	(5,721)	(201,608)
Snyder’s-Lance, Inc.	(5,631)	(163,806)
Sprouts Farmers Market, Inc.	(6,298)	(229,310)
The Fresh Market, Inc.	(5,293)	(201,716)
The Hain Celestial Group, Inc.	(3,802)	(200,632)
The JM Smucker Co.	(1,961)	(202,277)
United Natural Foods, Inc.	(2,400)	(185,472)

		(2,063,996)

FOREST PRODUCTS & PAPER (-0.02%)
Resolute Forest Products, Inc.	(3,243)	(55,131)
Wausau Paper Corp.	(8,169)	(82,997)

		(138,128)

HEALTHCARE - PRODUCTS (-0.07%)
Henry Schein, Inc.	(1,073)	(148,149)
ResMed, Inc.	(2,010)	(125,565)
Sirona Dental Systems, Inc.	(1,741)	(157,073)

		(430,787)

HEALTHCARE - SERVICES (-0.03%)
Health Net, Inc.	(3,600)	(195,012)

HOME FURNISHINGS (-0.01%)
Leggett & Platt, Inc.	(1,994)	(85,004)

HOUSEWARES (-0.08%)
The Clorox Co.	(2,095)	(223,558)
The Scotts Miracle-Gro Co., Class A	(2,168)	(137,516)
Tumi Holdings, Inc.	(8,318)	(188,569)

		(549,643)

INTERNET (-0.18%)
Cogent Communications Holdings, Inc.	(4,309)	(159,692)
Equinix, Inc.	(1,187)	(257,413)
Internap Corp.	(13,389)	(112,735)
Netflix, Inc.	(487)	(215,157)
Shutterstock, Inc.	(932)	(52,462)

	Shares	Value (Note 2)

INTERNET (-0.18%) (continued)
SouFun Holdings, Ltd., ADR	(14,766)	$(90,220)
Twitter, Inc.	(4,033)	(151,359)
Yelp, Inc.	(2,822)	(148,070)

		(1,187,108)

METAL FABRICATE & HARDWARE (-0.02%)
Sun Hydraulics Corp.	(2,752)	(99,733)

MINING (-0.01%)
Teck Resources, Ltd., Class B	(6,550)	(84,364)

MISCELLANEOUS MANUFACTURING (-0.09%)
AptarGroup, Inc.	(1,985)	(125,273)
Polypore International, Inc.	(3,069)	(137,246)
Proto Labs, Inc.	(4,222)	(271,854)
Raven Industries, Inc.	(4,056)	(86,961)

		(621,334)

OIL & GAS (-0.31%)
Cabot Oil & Gas Corp.	(5,609)	(148,638)
Concho Resources, Inc.	(1,860)	(206,181)
ConocoPhillips	(4,840)	(304,823)
Continental Resources, Inc.	(7,394)	(335,688)
CVR Energy, Inc.	(2,709)	(103,809)
Denbury Resources, Inc.	(19,994)	(137,959)
Hess Corp.	(2,631)	(177,566)
Matador Resources Co.	(9,621)	(207,429)
Ultra Petroleum Corp.	(13,289)	(169,435)
Vermilion Energy, Inc.	(5,358)	(234,680)

		(2,026,208)

OIL & GAS SERVICES (-0.12%)
Bristow Group, Inc.	(3,030)	(168,801)
National Oilwell Varco, Inc.	(3,032)	(165,032)
NOW, Inc.	(9,070)	(226,297)
Oil States International, Inc.	(3,961)	(162,678)
Weatherford International PLC	(5,813)	(60,048)

		(782,856)

PACKAGING & CONTAINERS (-0.02%)
Ball Corp.	(1,977)	(125,203)

PHARMACEUTICALS (-0.04%)
GW Pharmaceuticals PLC, ADR	(1,444)	(105,369)
Pharmacyclics, Inc.	(964)	(162,675)

		(268,044)

REAL ESTATE INVESTMENT TRUSTS (-0.17%)
HCP, Inc.	(4,031)	(190,626)
Health Care REIT, Inc.	(1,938)	(158,819)
Omega Healthcare Investors, Inc.	(3,837)	(168,291)
Plum Creek Timber Co., Inc.	(3,362)	(149,676)
Realty Income Corp.	(3,947)	(214,362)
Rouse Properties, Inc.	(12,139)	(225,664)

		(1,107,438)

RETAIL (-0.38%)
AutoNation, Inc.	(1,520)	(90,622)
Bob Evans Farms, Inc.	(5,072)	(285,909)
Buffalo Wild Wings, Inc.	(1,234)	(220,047)
CarMax, Inc.	(4,409)	(273,799)

	Shares	Value (Note 2)

RETAIL (-0.38%) (continued)
Krispy Kreme Doughnuts, Inc.	(12,868)	$(250,540)
L Brands, Inc.	(1,935)	(163,759)
Mattress Firm Holding Corp.	(1,624)	(93,575)
Restoration Hardware Holdings, Inc.	(2,439)	(213,486)
Texas Roadhouse, Inc.	(6,682)	(224,448)
The Cheesecake Factory, Inc.	(5,238)	(275,047)
The Wendy’s Co.	(23,982)	(252,770)
Vitamin Shoppe, Inc.	(4,002)	(169,165)

		(2,513,167)

SAVINGS & LOANS (-0.05%)
Astoria Financial Corp.	(11,906)	(145,610)
New York Community Bancorp, Inc.	(11,171)	(172,592)

		(318,202)

SEMICONDUCTORS (-0.01%)
Cirrus Logic, Inc.	(3,620)	(95,930)

SOFTWARE (-0.40%)
Acxiom Corp.	(7,448)	(135,554)
Aspen Technology, Inc.	(3,074)	(108,650)
athenahealth, Inc.	(1,218)	(170,167)
Blackbaud, Inc.	(9,245)	(404,099)
Cerner Corp.	(2,595)	(172,178)
NetSuite, Inc.	(2,318)	(228,161)
Rackspace Hosting, Inc.	(5,518)	(248,089)
Red Hat, Inc.	(3,554)	(226,710)
salesforce.com, Inc.	(5,130)	(289,588)
Synchronoss Technologies, Inc.	(4,480)	(190,266)
The Ultimate Software Group, Inc.	(1,375)	(203,514)
Tyler Technologies, Inc.	(1,929)	(204,628)
VMware, Inc., Class A	(560)	(43,176)

		(2,624,780)

STORAGE & WAREHOUSING (-0.02%)
Mobile Mini, Inc.	(3,237)	(117,503)

TELECOMMUNICATIONS (-0.16%)
Arista Networks, Inc.	(1,118)	(70,568)
CenturyLink, Inc.	(3,669)	(136,377)
Finisar Corp.	(6,903)	(125,220)
Frontier Communications Corp.	(21,773)	(146,206)
Level 3 Communications, Inc.	(3,042)	(151,309)
Sprint Corp.	(34,982)	(150,422)
Telefonica SA, Sponsored ADR	(11,080)	(165,203)
ViaSat, Inc.	(2,304)	(129,531)

		(1,074,836)

TOYS, GAMES & HOBBIES (-0.02%)
Mattel, Inc.	(5,811)	(156,316)

TRANSPORTATION (-0.13%)
Canadian Pacific Railway, Ltd.	(736)	(128,557)
Heartland Express, Inc.	(5,539)	(142,297)
JB Hunt Transport Services, Inc.	(2,466)	(196,318)
Kansas City Southern	(1,179)	(129,796)
Knight Transportation, Inc.	(3,826)	(109,003)

		Value
	Shares	(Note 2)

TRANSPORTATION (-0.13%) (continued)
Ryder System, Inc.	(1,639)	$(135,693)

		(841,664)

TOTAL COMMON STOCKS (Proceeds $25,237,900)		(25,976,033)

LIMITED PARTNERSHIPS (-0.02%)
PIPELINES (-0.02%)
EQT Midstream Partners LP	(1,430)	(121,336)

TOTAL LIMITED PARTNERSHIPS (Proceeds $130,766)		(121,336)

TOTAL SECURITIES SOLD SHORT (Proceeds $25,368,666)		$(26,097,369)

SCHEDULE OF WRITTEN OPTIONS

	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)

WRITTEN OPTIONS
Call Options
Diamondback Energy, Inc.	(14)	$55.00	03/20/2015	$(21,770)
Diamondback Energy, Inc.	(53)	60.00	03/20/2015	(60,685)
EOG Resources, Inc.	(2)	80.00	02/20/2015	(1,975)
EOG Resources, Inc.	(40)	90.00	04/17/2015	(24,000)
Exxon Mobil Corp.	(22)	90.00	04/17/2015	(4,400)
Exxon Mobil Corp.	(32)	87.50	04/17/2015	(10,400)
Occidental Petroleum Corp.	(50)	80.00	05/15/2015	(21,550)

TOTAL WRITTEN OPTIONS (Proceeds $110,722)				$(144,780)

(a)	Non-income producing security.
(b)

Security position either entirely or partially held in a segregated account as collateral for securities sold short, written options, and total return swap contracts. Aggregate total market value of $119,990,466.

(c)	Less than 0.005%.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)

Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $1,717,466, representing 0.26% of the Fund’s net assets.

(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the Untied States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $3,380,828, representing 0.51% of net assets.

(g)	The rate shown on floating or adjustable rate securities represents the coupon rate at period end.

(h)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(i)	Includes cash which is being held as collateral for securities sold short, written options, and total return swap contracts.

FUTURES CONTRACTS

At January 31, 2015, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation

Equity Contracts
Euro STOXX 50® Index Future	Long	61	03/23/2015	$2,042,890	$137,490
FTSE® 100 Index Future	Long	4	03/23/2015	268,240	25,055
Mexican Bolsa Index Future	Long	63	03/23/2015	25,767,000	1,253
Russell 2000® E-Mini Future	Long	32	03/23/2015	3,715,840	95,270

Fixed Income Contracts
Australian 10 Year Bond Future	Long	2	03/17/2015	195,190	795
Australian 3 Year Bond Future	Long	2	03/17/2015	196,160	507
Canadian 10 Year Bond Future	Long	4	03/23/2015	582,720	29,423
Canadian 5 Year Bond Future	Long	2	03/23/2015	251,280	7,550
Euro-BTP Future	Long	17	03/09/2015	2,349,230	72,348
Euro-OAT Future	Long	8	03/09/2015	1,199,600	45,910
Long Gilt Future	Long	2	03/30/2015	247,740	20,752
Short Gilt Future	Long	2	03/30/2015	207,420	964

Foreign Currency Contracts
Australian Dollar Currency Future	Short	32	03/17/2015	(2,483,840)	151,575
Euro FX Currency Future	Short	35	03/17/2015	(4,942,000)	504,542
Great British Pound Currency Future	Short	31	03/17/2015	(2,916,519)	123,706

				$26,680,951	$1,217,140

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation

Equity Contracts
E-Mini S&P 500® Future	Short	13	03/23/2015	$(1,292,460)	$(14,916)
SGX CNX Nifty Index Future	Long	155	02/27/2015	2,752,490	(10,432)
Tokyo Price Index Future	Short	8	03/13/2015	(113,160,000)	(13,361)

Fixed Income Contracts
Euro-BOBL Future	Short	9	03/09/2015	(1,178,010)	(15,473)
U.S. 10 Year Treasury Note Future	Short	46	03/23/2015	(6,020,250)	(218,963)
U.S. 5 Year Treasury Note Future	Short	23	04/01/2015	(2,790,907)	(54,676)
U.S. Long Bond Future	Short	4	03/23/2015	(605,125)	(42,634)

Foreign Currency Contracts
Japanese Yen Currency Future	Short	108	03/17/2015	(11,493,900)	(49,628)
New Zealand Dollar Currency Future	Long	35	03/17/2015	2,535,050	(131,014)
Swiss Franc Currency Future	Short	26	03/17/2015	(3,551,600)	(188,585)

				$(134,804,712)	$(739,682)

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Depreciation

Morgan Stanley	Impala Segregated Portfolio	$61,603,314	1-Month LIBOR BBA	03/20/2019	$(117,199)
Morgan Stanley	Loeb King Multi Segregated Portfolio	73,039,587	1-Month LIBOR BBA	09/02/2015	(104,787)
Morgan Stanley	Melchior Segregated Portfolio	52,360,842	1-Month LIBOR BBA	03/20/2019	(67,649)
Morgan Stanley	Trilogy Segregated Portfolio	74,980,631	1-Month LIBOR BBA	09/02/2015	(472,635)

		$261,984,374			$(762,270)

*

The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AQR - AQR Capital Management LLC.

A/S - Aktieselskab is the Danish term for Joint Stock Company.

BBA - British Bankers Association.

BOBL - Bundesobligationen is the German word for a German government security issued with a 5 year maturity.

BTP - Bonds offered by the government of Italy.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

ETF - Exchange Traded Fund.

FPA - First Pacific Advisors LLC.

JSC - Joint Stock Company.

KGaA - Kommanditgesellschaft Auf Aktien is the German term for a partnership limited by shares.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAT - Obligations Assimilables du Tresor is the French term for Long-term French government bonds.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.

PIMCO - Pacific Investment Management Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

S&P - Standard & Poor’s.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - SE Regulation. A European company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA - Societa per Azione.

SPDR - Standard & Poor’s Depositary Receipt.

STOXX 50 - A stock index representing 50 of the largest companies in Europe based on market capitalization.

See notes to quarterly Schedule of Investments.

Redmont Funds	Notes to Quarterly Schedule of Investments

January 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2015, the Trust has 32 registered funds. This quarterly report describes the Redmont Resolute Fund I and Redmont Resolute Fund II (each a “Fund” and collectively, the “Funds”). The Funds seek to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Funds pursue their objectives primarily by allocating their assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies, (ii) other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties, for the purposes of seeking economic exposure to alternative or hedging strategies. The Redmont Resolute Fund I offers Class A and Class I shares and the Redmont Resolute Fund II offers Class I shares. All classes of shares of a particular Fund have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Funds are investment companies for financial reporting purposes under GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Short Sales: Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Redmont Funds	Notes to Quarterly Schedule of Investments

January 31, 2015 (Unaudited)

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Funds primarily enter into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

Each Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at January 31, 2015 are disclosed in the Schedule of Investments.

Each Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

The number of swap contracts held at January 31, 2015 is representative of the swap contract activity for the nine months ended January 31, 2015.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Written option activity for the nine months ended January 31, 2015 was as follows:

Redmont Resolute Fund II

	Written Call Options

	Contracts	Premiums

Outstanding, April 30, 2014	(121)	$(55,327)
Written	(408)	(207,439)
Covered	146	70,990
Exercised	121	55,327
Expired	49	25,727

Outstanding, January 31, 2015	(213)	$(110,722)

Redmont Funds	Notes to Quarterly Schedule of Investments

January 31, 2015 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2015:

Redmont Resolute Fund I

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks*	$335,773	$–	$–	$335,773
Exchange Traded Funds	277,538	–	–	277,538
Exchange Traded Notes	11,417	–	–	11,417
Limited Partnerships*	613	–	–	613
Open-End Mutual Funds	2,211,589	–	–	2,211,589
Short Term Investments
Money Market Funds	54,316	–	–	54,316
U.S. Treasury Bills	–	5,000	–	5,000

Total	$2,891,246	$5,000	$–	$2,896,246

Other Financial Instruments

Assets:
Futures Contracts	$11,284	$–	$–	$11,284
Liabilities:
Common Stocks*	(159,847)	–	–	(159,847)
Limited Partnerships*	(764)	–	–	(764)
Total Return Swap Contracts	–	(4,391)	–	(4,391)

Total	$(149,327)	$(4,391)	$–	$(153,718)

Redmont Funds	Notes to Quarterly Schedule of Investments

January 31, 2015 (Unaudited)

Redmont Resolute Fund II

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks*	$90,959,601	$–	$–	$90,959,601
Exchange Traded Funds	272,528	–	–	272,528
Limited Partnerships*	98,770	–	–	98,770
Open-End Mutual Funds	377,753,216	–	–	377,753,216
Preferred Stocks*	128,738	–	–	128,738
Rights*	1,846	–	–	1,846
Corporate Bonds	–	14,482,562	–	14,482,562
Foreign Government Bonds	–	266,312	–	266,312
Government Bonds	–	1,040,792	–	1,040,792
Short Term Investments
Money Market Funds	14,634,449	–	–	14,634,449
U.S. Treasury Bills	–	1,759,981	–	1,759,981

Total	$483,849,148	$17,549,647	$–	$501,398,795

Other Financial Instruments

Assets:
Futures Contracts	$1,217,140	$–	$–	$1,217,140
Liabilities:
Common Stocks*	(25,976,033)	–	–	(25,976,033)
Limited Partnerships*	(121,336)	–	–	(121,336)
Written Options	(144,780)	–	–	(144,780)
Total Return Swap Contracts	–	(762,270)	–	(762,270)
Futures Contracts	(739,682)	–	–	(739,682)

Total	$(25,764,691)	$(762,270)	$–	$(26,526,961)

*	For detailed Industry descriptions, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Gross Appreciation	Gross Depreciation
	(excess of value over tax	(excess of tax cost over	Net Unrealized	Cost of Investments for
	cost)	value)	Appreciation	Income Tax Purposes

Redmont Resolute Fund I	$134,513	$(37,796)	$96,717	$2,799,529
Redmont Resolute Fund II	27,883,189	(8,146,843)	19,736,346	481,662,449

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2015 (Unaudited)

	Currency	Shares	Value

COMMON STOCKS (84.4%)

Brazil (6.6%)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	BRL	315,000	$4,513,836
Odontoprev SA	BRL	1,040,500	4,005,726

Total Brazil			8,519,562

China / Hong Kong (17.1%)
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	5,399,500	4,889,557
Hang Lung Properties, Ltd.	HKD	1,485,000	4,366,372
Pico Far East Holdings, Ltd.	HKD	18,200,000	4,084,981
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	3,724,000	2,925,475
Greatview Aseptic Packaging Co., Ltd.	HKD	6,300,000	2,871,838
Digital China Holdings, Ltd.	HKD	2,925,000	2,755,567

Total China / Hong Kong			21,893,790

India (8.3%)
Infosys, Ltd., ADR	USD	156,000	5,316,480
Sun Pharma Advanced Research Co., Ltd.(a)	INR	1,000,000	5,283,439

Total India			10,599,919

Indonesia (3.1%)
Astra International Tbk PT	IDR	6,500,000	4,002,416

Total Indonesia			4,002,416

Japan (3.4%)
Hisamitsu Pharmaceutical Co., Inc.	JPY	129,000	4,389,176

Total Japan			4,389,176

Malaysia (2.6%)
Hartalega Holdings Bhd	MYR	1,600,000	3,343,526

Total Malaysia			3,343,526

Mexico (4.6%)
Grupo Herdez SAB de CV(a)	MXN	1,385,000	3,187,731
Grupo Financiero Banorte SAB de CV	MXN	535,000	2,724,344

Total Mexico			5,912,075

	Currency	Shares	Value

Poland (7.3%)
Bank Pekao SA	PLN	72,500	$3,497,051
Asseco Poland SA	PLN	215,000	3,184,978
PGE SA	PLN	510,000	2,672,301

Total Poland			9,354,330

Singapore (6.6%)
Singapore Telecommunications, Ltd.	SGD	1,675,000	5,044,219
SIA Engineering Co., Ltd.	SGD	1,050,000	3,380,934

Total Singapore			8,425,153

South Africa (4.7%)
Sanlam, Ltd.	ZAR	535,000	3,206,654
EOH Holdings, Ltd.	ZAR	272,500	2,819,680

Total South Africa			6,026,334

South Korea (7.0%)
Dongsuh Co., Inc.	KRW	227,500	4,811,205
Sindoh Co., Ltd.	KRW	63,000	4,118,616

Total South Korea			8,929,821

Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	550,000	2,418,696
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	USD	50,000	1,135,500

Total Taiwan			3,554,196

Turkey (6.4%)
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	610,000	2,959,319
Ulker Biskuvi Sanayi AS	TRY	360,000	2,847,895
Arcelik AS	TRY	390,000	2,478,575

Total Turkey			8,285,789

Vietnam (3.9%)
Bao Viet Holdings	VND	1,330,000	2,152,507
Nam Long Investment Corp.	VND	2,540,000	2,132,852
Vietnam National Reinsurance Corp.	VND	690,790	787,456

Total Vietnam			5,072,815

TOTAL COMMON STOCKS (Cost $105,753,290)			108,308,902

	Currency	Shares	Value

PREFERRED STOCKS (7.6%)

Brazil (3.6%)
Banco Bradesco SA, ADR	USD	245,000	$3,057,600
Vale SA	BRL	265,000	1,634,492

Total Brazil			4,692,092

South Korea (4.0%)
Samsung Electronics Co., Ltd.	KRW	5,250	5,110,063

Total South Korea			5,110,063

TOTAL PREFERRED STOCKS (Cost $11,450,774)			9,802,155

	Currency	Rate	Maturity Date	Principal Amount	Value

FOREIGN CURRENCY CONVERTIBLE BONDS (2.1%)

China / Hong Kong (2.1%)
ASM Pacific Technology, Ltd.	HKD	2.00%	03/28/19	20,000,000	2,646,956

Total China / Hong Kong					2,646,956

TOTAL FOREIGN CURRENCY CONVERTIBLE BONDS (Cost $2,752,758)					2,646,956

FOREIGN CURRENCY GOVERNMENT BONDS (3.3%)

Brazil (1.7%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	5,500,000	2,167,614

Total Brazil					2,167,614

Indonesia (0.7%)
Indonesia Treasury Bond, Series FR70	IDR	8.38%	03/15/24	11,000,000,000	945,093

Total Indonesia					945,093

	Currency	Rate	Maturity Date	Principal Amount	Value

Turkey (0.9%)
Turkey Government Bond	TRY	8.80%	09/27/23	2,500,000	$1,134,366

Total Turkey					1,134,366

TOTAL FOREIGN CURRENCY GOVERNMENT BONDS (Cost $4,248,258)					4,247,073

USD CONVERTIBLE BONDS (1.6%)

Singapore (1.6%)
Olam International, Ltd.	USD	6.00%	10/15/16	$2,000,000	2,100,000

Total Singapore					2,100,000

TOTAL USD CONVERTIBLE BONDS (Cost $2,085,104)					2,100,000

TOTAL INVESTMENTS (Cost $126,290,184) (99.0%)					$127,105,086

Cash and Other Assets, Less Liabilities (1.0%)					1,234,484

NET ASSETS (100.0%)					$128,339,570

(a)	Non-income producing security.

Certain securities were fair valued in accordance with procedures established by the Fund’s Board of Trustees (Note 2).

Currency Abbreviations
BRL	-	Brazil Real
HKD	-	Hong Kong Dollar
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
TRY	-	Turkey Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

Common Abbreviations:
ADR	-	American Depositary Receipt.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
Ltd.	-	Limited.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Overseas Growth And Income Fund	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2015, the Trust had 32 registered funds. This quarterly report describes the Seafarer Overseas Growth and Income Fund (the “Fund”). The Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns. The Fund offers Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Fund’s valuation procedures set forth certain triggers that inform the Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Seafarer Overseas Growth And Income Fund	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2015:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Brazil	$8,519,562	$–	$–	$8,519,562
China / Hong Kong	7,010,456	14,883,334	–	21,893,790
India	5,316,480	5,283,439	–	10,599,919
Indonesia	–	4,002,416	–	4,002,416
Japan	–	4,389,176	–	4,389,176
Malaysia	–	3,343,526	–	3,343,526
Mexico	5,912,075	–	–	5,912,075
Poland	–	9,354,330	–	9,354,330
Singapore	–	8,425,153	–	8,425,153
South Africa	–	6,026,334	–	6,026,334
South Korea	–	8,929,821	–	8,929,821
Taiwan	1,135,500	2,418,696	–	3,554,196
Turkey	–	8,285,789	–	8,285,789
Vietnam	5,072,815	–	–	5,072,815
Preferred Stocks
Brazil	4,692,092	–	–	4,692,092
South Korea	–	5,110,063	–	5,110,063
Foreign Currency
Convertible Bonds	–	2,646,956	–	2,646,956
Foreign Currency
Government Bonds	–	4,247,073	–	4,247,073
USD Convertible Bonds	–	2,100,000	–	2,100,000

Total	$37,658,980	$89,446,106	$–	$127,105,086

(a)	For detailed descriptions of countries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2015, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Seafarer Overseas Growth And Income Fund	Notes to Quarterly Portfolio of Investments

January 31, 2015 (Unaudited)

Security amounts the Fund transferred between Levels 1 and 2 at January 31, 2015 were as follows:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$2,925,475	$(6,163,206)	$6,163,206	$(2,925,475)

Total	$2,925,475	$(6,163,206)	$6,163,206	$(2,925,475)

The above transfers were due to the Fund utilizing a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting date, it results in certain securities transferring from a Level 1 to a Level 2.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of January 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

		Gross	Gross
	Cost of	Unrealized	Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Depreciation

Seafarer Overseas Growth and Income Fund	$127,513,921	$8,791,948	$(9,200,783)	$(408,835)

STATEMENT OF INVESTMENTS
STONEBRIDGE SMALL-CAP GROWTH FUND	January 31, 2015
(Unaudited)

		Market
	Shares	Value
COMMON STOCKS (99.49%)
CONSUMER DISCRETIONARY - (14.56%)
Diversified Consumer Services (3.04%)
Steiner Leisure, Ltd.**	11,000	$479,820

Hotels, Restaurants & Leisure (5.68%)
Belmond Ltd., Class A**	27,000	296,730
Interval Leisure Group, Inc.	26,000	600,080

		896,810

Household Durables (3.23%)
Meritage Homes Corp.**	14,000	509,740

Media (1.67%)
MDC Partners, Inc. - Class A	11,000	262,900

Speciality Retail (0.94%)
Select Comfort Corp.**	5,000	149,200

TOTAL CONSUMER DISCRETIONARY		2,298,470

CONSUMER STAPLES - (2.95%)
Food & Staples Retailing (2.95%)
Chefs’ Warehouse, Inc.**	21,750	465,232

TOTAL CONSUMER STAPLES		465,232

ENERGY - (15.89%)
Energy Equipment & Services (8.32%)
Rowan Cos. PLC, Class A	15,000	316,800
Superior Energy Services, Inc.	36,000	720,000
US Silica Holdings, Inc.	11,000	277,200

		1,314,000

Oil, Gas & Consumable Fuels (7.57%)
Denbury Resources, Inc.	72,000	496,800
Newfield Exploration Co.**	13,000	387,140
Sanchez Energy Corp.**	28,000	311,920

		1,195,860

TOTAL ENERGY		2,509,860

FINANCIALS - (2.10%)
Capital Markets (2.10%)
Fifth Street Asset Management, Inc.**	24,500	332,220

TOTAL FINANCIALS		332,220

HEALTH CARE - (13.71%)
Biotechnology (3.93%)
ACADIA Pharmaceuticals, Inc.**	5,000	152,150
Genomic Health, Inc.**	14,500	468,060

		620,210

		Market
	Shares	Value
HEALTH CARE (continued)
Health Care Equipment & Supplies (2.13%)
Masimo Corp.**	6,000	$153,120
Merit Medical Systems, Inc.**	12,000	183,960

		337,080

Health Care Providers & Services (1.15%)
IPC The Hospitalist Co., Inc.**	4,500	181,620

Health Care Technology (3.48%)
HMS Holdings Corp.**	11,500	227,527
Quality Systems, Inc.	19,750	321,728

		549,255

Life Sciences Tools & Services (3.02%)
Luminex Corp.**	27,000	476,550

TOTAL HEALTH CARE		2,164,715

INDUSTRIALS - (21.35%)
Commerical Services & Supplies (2.33%)
Performant Financial Corp.**	74,000	367,040

Construction & Engineering (6.91%)
Aegion Corp.**	28,500	436,620
Great Lakes Dredge & Dock Corp.**	31,000	240,870
KBR, Inc.	25,000	413,250

		1,090,740

Electrical Equipment (1.06%)
Polypore International, Inc.**	3,750	167,700

Machinery (7.12%)
Adept Technology, Inc.**	23,000	213,900
Chart Industries, Inc.**	11,000	313,500
Energy Recovery, Inc.**	83,000	273,900
Woodward, Inc.	7,250	323,422

		1,124,722

Professional Services (2.48%)
Mistras Group, Inc.**	19,500	391,950

Road & Rail (1.45%)
Quality Distribution, Inc.**	27,500	229,350

TOTAL INDUSTRIALS		3,371,502

INFORMATION TECHNOLOGY - (27.44%)
Communications Equipment (4.11%)
Aruba Networks, Inc.**	30,000	497,400
Ubiquiti Networks, Inc.	5,750	151,196

		648,596

Electronic Equipment, Instruments & Components (4.30%)
DTS, Inc.**	5,000	138,600
IPG Photonics Corp.**	7,250	541,140

		679,740

Internet Software & Services (3.64%)
Marin Software, Inc.**	60,000	397,200
SPS Commerce, Inc.**	3,000	177,900

		575,100

	Shares	Market Value
INFORMATION TECHNOLOGY (continued)
IT Services (0.85%)
ServiceSource International, Inc.**	40,000	$134,000

Semiconductors & Semiconductor Equipment (5.45%)
Applied Micro Circuits Corp.**	55,000	288,750
EZchip Semiconductor, Ltd.**	30,000	571,500

		860,250

Software (9.09%)
BroadSoft, Inc.**	8,750	235,288
Callidus Software, Inc.**	30,000	448,500
Jive Software, Inc.**	53,000	305,280
PTC, Inc.**	4,750	158,698
Tangoe, Inc.**	25,159	287,567

		1,435,333

TOTAL INFORMATION TECHNOLOGY		4,333,019

TELECOMMUNICATION SERVICES - (1.49%)
Diversified Telecommunication Services (1.49%)
8x8, Inc.**	30,500	235,155

TOTAL TELECOMMUNICATION SERVICES		235,155

TOTAL COMMON STOCKS (Cost $15,287,349)		15,710,173

MONEY MARKET MUTUAL FUNDS (0.78%)
Fidelity® Institutional Money Market Government Portfolio - Class I (0.01% 7 Day Yield)	122,740	122,740

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $122,740)		122,740

TOTAL INVESTMENTS (100.27%) (Cost $15,410,089)		$15,832,913
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.27%)		(43,194)

NET ASSETS (100.00%)		$15,789,719

**	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statement of Investments.

Stonebridge Small-Cap Growth Fund	Notes to Quarterly Statement of Investments

January 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2015, the Trust had 32 registered funds. This quarterly report describes the Stonebridge Small-Cap Growth Fund (the “Fund”). The Fund seeks long-term capital growth by investing primarily in common stocks of companies that Stonebridge Capital Management, Inc. (the “Adviser”), the investment adviser of the Fund, believes have good prospects for above average earnings growth.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Statement of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Statement of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board of Trustees (the “Board”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Stonebridge Small-Cap Growth Fund	Notes to Quarterly Statement of Investments

January 31, 2015 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2015:

Stonebridge Small-Cap Growth Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks*	$15,710,173	$–	$–	$15,710,173
Money Market Mutual Funds	122,740	–	–	122,740

Total	$15,832,913	$–	$–	$15,832,913

*	For detailed descriptions, see the accompanying Statement of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2015, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Tax Basis of Investments: As of January 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Gross appreciation (excess of value over tax cost)	$1,416,061
Gross depreciation (excess of tax cost over value)	(1,010,823)

Net unrealized appreciation	$405,238

Cost of investments for income tax purposes	$15,427,675

VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (94.83%)
Communications (15.89%)
Media (10.32%)
Discovery Communications, Inc., Class C(a)	3,691,339	$102,914,531
Time Warner, Inc.	168,825	13,156,532
Walt Disney Co.	404,631	36,805,236

		152,876,299

Telecommunications (5.57%)
Cisco Systems, Inc.	1,341,558	35,370,177
Verizon Communications, Inc.	1,032,503	47,195,712

		82,565,889

TOTAL COMMUNICATIONS		235,442,188

Consumer, Cyclical (10.14%)
Apparel (1.89%)
Hermes International	7,592	2,570,727
LVMH Moet Hennessy Louis Vuitton, SA	155,641	25,409,950

		27,980,677

Distribution/Wholesale (2.41%)
Fossil Group, Inc.(a)	365,366	35,732,795

Leisure Time (2.94%)
Sabre Corp.	2,129,684	43,509,444

Lodging (2.90%)
Intercontinental Hotels Group PLC, ADR	277,968	11,052,007
Starwood Hotels & Resorts Worldwide, Inc.	443,374	31,909,627

		42,961,634

TOTAL CONSUMER, CYCLICAL		150,184,550

Consumer, Non-cyclical (11.07%)
Commercial Services (4.25%)
Mastercard, Inc., Class A	766,819	62,902,163

Cosmetics/Personal Care (3.36%)
Colgate-Palmolive Co.	283,120	19,116,262
Unilever NV, New York Registry Shares	708,966	30,747,856

		49,864,118

Healthcare-Services (3.46%)
Aetna, Inc.	259,841	23,858,601
Anthem, Inc.	202,836	27,374,746

		51,233,347

TOTAL CONSUMER, NON-CYCLICAL		163,999,628

Financial (28.89%)
Banks (5.48%)
Bank of New York Mellon Corp.	1,090,318	39,251,448
State Street Corp.	587,942	42,043,733

		81,295,181

			Value
		Shares	(Note 2)

Financial (continued)
Diversified Financial Services (16.68%)
Aberdeen Asset Management PLC		9,054,807	$60,667,207
Franklin Resources, Inc.		1,138,119	58,647,272
NASDAQ OMX Group, Inc.		766,821	34,967,038
T Rowe Price Group, Inc.		440,235	34,655,299
Visa, Inc., Class A		228,161	58,160,520

			247,097,336

Insurance (6.73%)
Chubb Corp.		436,835	42,766,146
Everest Re Group, Ltd.		332,220	56,935,864

			99,702,010

TOTAL FINANCIAL			428,094,527

Industrial (16.34%)
Aerospace & Defense (3.06%)
The Boeing Co.		312,328	45,403,121

Electronics (1.01%)
Waters Corp.(a)		125,831	14,980,180

Industrial Services (2.06%)
MSC Industrial Direct Co., Inc., Class A		406,095	30,485,552

Miscellaneous Manufacturing (10.21%)
Dover Corp.		702,670	49,215,007
Parker-Hannifin Corp.		875,552	101,966,786

			151,181,793

TOTAL INDUSTRIAL			242,050,646

Technology (12.50%)
Computers (2.58%)
Apple, Inc.		326,788	38,286,482

Software (9.92%)
Check Point Software Technologies, Ltd.(a)		365,926	28,238,509
Oracle Corp.		2,832,449	118,651,289

			146,889,798

TOTAL TECHNOLOGY			185,176,280

TOTAL COMMON STOCKS (Cost $1,240,391,237)			1,404,947,819

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (6.43%)
Money Market Fund (6.43%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	95,193,119	95,193,119

TOTAL SHORT TERM INVESTMENTS (Cost $95,193,119)			95,193,119

TOTAL INVESTMENTS (101.26%) (Cost $1,335,584,356)			$1,500,140,938

Liabilities In Excess Of Other Assets (-1.26%)			(18,668,217)

NET ASSETS (100.00%)			$1,481,472,721

(a)	Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (94.68%)
Basic Materials (1.18%)
Chemicals (1.18%)
KMG Chemicals, Inc.	536,985	$11,233,726

TOTAL BASIC MATERIALS		11,233,726

Communications (2.89%)
Media (2.89%)
SAI Global, Ltd.	9,002,349	27,542,764

TOTAL COMMUNICATIONS		27,542,764

Consumer, Cyclical (14.05%)
Apparel (2.13%)
Iconix Brand Group, Inc.(a)	610,524	20,293,818

Housewares (1.37%)
Tupperware Brands Corp.	194,230	13,131,890

Leisure Time (2.91%)
Sabre Corp.	1,357,486	27,733,439

Retail (7.64%)
Nu Skin Enterprises, Inc., Class A	1,780,312	72,957,186

TOTAL CONSUMER, CYCLICAL		134,116,333

Consumer, Non-cyclical (5.02%)
Commercial Services (4.24%)
Navigant Consulting, Inc.(a)	1,967,923	28,397,129
Universal Technical Institute, Inc.	1,474,897	12,049,908

		40,447,037

Healthcare-Services (0.78%)
Chemed Corp.	74,234	7,508,027

TOTAL CONSUMER, NON-CYCLICAL		47,955,064

Financial (34.73%)
Diversified Financial Services (15.85%)
Ashmore Group PLC	9,506,107	40,176,732
Eaton Vance Corp.	1,202,487	48,400,102
NASDAQ OMX Group, Inc.	514,887	23,478,847
Virtus Investment Partners, Inc.	289,054	39,204,394

		151,260,075

Insurance (18.88%)
Axis Capital Holdings, Ltd.	744,082	37,873,774
Everest Re Group, Ltd.	223,749	38,346,104
Montpelier Re Holdings, Ltd.	824,676	28,970,868
Navigators Group, Inc.(a)	617,434	45,825,951
ProAssurance Corp.	226,611	10,054,730

		Value
	Shares	(Note 2)

Financial (continued)
Insurance (continued)
Safety Insurance Group, Inc.	307,666	$19,059,909

		180,131,336

TOTAL FINANCIAL		331,391,411

Industrial (20.02%)
Aerospace/Defense (2.84%)
Curtiss-Wright Corp.	407,585	27,116,630

Electrical Components & Equipment (3.57%)
EnerSys, Inc.	583,851	34,085,221

Electronics (5.41%)
Ituran Location and Control, Ltd.	1,306,104	27,088,597
Woodward, Inc.	549,363	24,507,083

		51,595,680

Engineering & Construction (1.02%)
Exponent, Inc.	121,623	9,746,867

Industrial Services (0.06%)
MSC Industrial Direct Co., Inc., Class A	7,396	555,218

Machinery-Diversified (2.04%)
Lindsay Corp.	225,487	19,486,587

Miscellaneous Manufacturing (3.32%)
Actuant Corp., Class A	844,407	19,514,246
Donaldson Co., Inc.	332,522	12,157,004

		31,671,250

Transportation (1.76%)
Forward Air Corp.	374,993	16,837,186

TOTAL INDUSTRIAL		191,094,639

Technology (16.79%)
Computers (1.68%)
Genpact, Ltd.(a)	799,279	16,041,529

Semiconductors (3.32%)
Rovi Corp.(a)	1,368,360	31,622,800

Software (11.79%)
ACI Worldwide, Inc.(a)	3,592,022	66,344,646
MSCI, Inc.	600,346	32,310,622
Omnicell, Inc.(a)	435,720	13,868,968

		112,524,236

TOTAL TECHNOLOGY		160,188,565

TOTAL COMMON STOCKS
(Cost $886,542,404)		903,522,502

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (5.38%)
Money Market Fund (5.38%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	51,311,827	$51,311,827

TOTAL SHORT TERM INVESTMENTS (Cost $ 51,311,827)			51,311,827

TOTAL INVESTMENTS (100.06%) (Cost $ 937,854,231)			$954,834,329

Liabilities In Excess Of Other Assets (-0.06%)			(563,948)

NET ASSETS (100.00%)			$954,270,381

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

January 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2015, the Trust had 32 registered funds. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation. The Vulcan Value Partners Small Cap Fund seeks to achieve long-term capital appreciation. The Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund are both classified as a non-diversified investment company for purpose of the 1940 Act. As a result of ongoing operations, it is possible the Vulcan Small Cap Fund may become a diversified investment company, which would occur at the earliest on or about November, 2015. In such case, the Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Statement of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Funds are considered investment companies for financial reporting purposes under GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their Statement of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Notes to Quarterly Statement of Investments

January 31, 2015 (Unaudited)

The following is a summary of each input used to value each Fund’s investments as of January 31, 2015.

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$1,404,947,819	$–	$–	$1,404,947,819
Short Term Investments	95,193,119	–	–	95,193,119

TOTAL	$1,500,140,938	$–	$–	$1,500,140,938

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Diversified Financial Services	$111,083,343	$67,719,496	$–	$151,260,075
Media	–	27,542,764	–	27,542,764
Other(a)	724,719,663	–	–	724,719,663
Short Term Investments	51,311,827	–	–	51,311,827

TOTAL	$887,114,833	$67,719,496	$–	$954,834,329

(a)	For detailed descriptions, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of period. For the nine months ended January 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2015, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund

Gross appreciation
(excess of value over tax cost)	$204,353,218	$94,682,433
Gross depreciation
(excess of tax cost over value)	(39,984,281)	(81,810,269)

Net unrealized appreciation	$164,368,937	$12,872,164

Cost of investments for income tax purposes	$1,335,772,001	$941,962,165

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 27, 2015

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 27, 2015

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	March 27, 2015